United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Fiscal year ended 10/31/08

Item 1.                      Reports to Stockholders

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.032	0.028	0.017	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.023	0.032	0.028	0.017	0.007

Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.38%	3.22%	2.88%	1.74%	0.68%

Ratios to Average Net Assets:

Net expenses	0.56%[3]	0.55%	0.55%	0.55%	0.55%

Net investment income	2.34%	3.18%	2.84%	1.70%	0.67%

Expense waiver/reimbursement[4]	0.26%	0.29%	0.35%	0.35%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$265,803	$306,204	$268,432	$266,017	$308,931

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.56% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,011.10	$2.83

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.32	$2.85

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Demand Instruments	87.0%

Municipal Notes	12.9%

Other Assets and Liabilities--Net[2]	0.1%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	88.0%

8-30 Days	0.0%

31-90 Days	3.9%

91-180 Days	3.5%

181 Days or more	4.5%

Other Assets and Liabilities--Net[2]	0.1%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.9%[1,2]
		Alabama--99.9%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 1.820%, 11/6/2008	$6,000,000
6,080,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 2.000%, 11/6/2008	6,080,000
12,185,000	[3,4]	Alabama HFA Single Family, ROCs (Series 11643) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 1.930%, 11/6/2008	12,185,000
2,475,000		Alabama Judicial Building Authority, (Series 2007), 4.00% Bonds (Alabama State), 11/1/2008	2,475,000
1,675,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 2.650%, 11/6/2008	1,675,000
9,860,000		Alabama State Public School & College Authority, (Series 2007), 5.00% Bonds, 12/1/2008	9,875,544
1,725,000		Alabama State Public School & College Authority, (Series A), 3.25% Bonds, 2/1/2009	1,730,117
7,320,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 2.320%, 11/6/2008	7,320,000
1,585,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 2.550%, 11/6/2008	1,585,000
1,130,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/ (Compass Bank, Birmingham LOC), 2.550%, 11/6/2008	1,130,000
700,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/ (Regions Bank, Alabama LOC), 2.700%, 11/6/2008	700,000
435,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/ (Regions Bank, Alabama LOC), 2.520%, 11/6/2008	435,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/ (Bank of America N.A. LOC), 1.770%, 11/6/2008	2,880,000
7,600,000		Auburn, AL IDB, (Series 2006) Weekly VRDNs (Nikki America Fuel Systems LLC)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	7,600,000
1,400,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/ (Compass Bank, Birmingham LOC), 2.550%, 11/6/2008	1,400,000
810,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/ (Wachovia Bank N.A. LOC), 2.500%, 11/7/2008	810,000
1,670,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/ (Svenska Handelsbanken, Stockholm LOC), 2.100%, 11/6/2008	1,670,000
1,158,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.970%, 11/6/2008	1,158,000
19,500,000		Birmingham, AL Medical Clinic Board, (Series 2007-A) Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 1.850%, 11/7/2008	19,500,000
500,000		Birmingham-Jefferson, AL Civic Center Authority, (Series 2002-A), 5.25% Bonds (FSA INS), 1/1/2009	502,089
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$5,935,000		Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/ (Key Bank, N.A. LOC), 1.900%, 11/6/2008	$5,935,000
7,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 2.550%, 11/6/2008	7,400,000
9,000,000		Columbia, AL IDB, PCR (1995 Series E) Daily VRDNs (Alabama Power Co.), 1.200%, 11/3/2008	9,000,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/ (Harris, N.A. LOC), 2.350%, 11/6/2008	6,000,000
8,500,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.000%, 11/5/2008	8,500,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.050%, 11/6/2008	3,725,000
2,865,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 1.930%, 11/6/2008	2,865,000
4,275,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A. LOC), 2.430%, 11/5/2008	4,275,000
3,700,000		Geneva County, AL Health Care Authority, Inc., (Series 2001) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.400%, 11/7/2008	3,700,000
4,700,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 2.370%, 11/6/2008	4,700,000
1,125,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 11/7/2008	1,125,000
4,360,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 2.400%, 11/7/2008	4,360,000
7,500,000		Jefferson County, AL Sewer System, (Series 1999-A), 5.75% Bonds (United States Treasury PRF 2/1/2009@101), 2/1/2038	7,631,822
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 2.100%, 11/6/2008	10,000,000
4,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 2.250%, 11/3/2008	4,000,000
12,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	12,000,000
4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.050%, 11/6/2008	4,175,000
2,000,000		Mobile, AL Special Care Facilities Financing Authority, (Series 2008-A) Weekly VRDNs (Infirmary Health System, Inc.)/(Regions Bank, Alabama LOC), 2.320%, 11/6/2008	2,000,000
315,000		Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 2.100%, 11/5/2008	315,000
1,275,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/ (U.S. Bank, N.A. LOC), 2.100%, 11/6/2008	1,275,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.300%, 11/6/2008	$6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.050%, 11/6/2008	4,350,000
640,000		Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	640,000
880,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	880,000
180,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 2.300%, 11/5/2008	180,000
1,150,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 2.600%, 11/5/2008	1,150,000
1,425,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 2.120%, 11/6/2008	1,425,000
20,500,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/ (JPMorgan Chase Bank, N.A. LOC), 1.950%, 11/5/2008	20,500,000
1,300,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 2.650%, 11/6/2008	1,300,000
13,355,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	13,355,000
6,600,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	6,600,000
2,600,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 11/6/2008	2,600,000
1,500,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 2.100%, 11/6/2008	1,500,000
10,075,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.600%, 11/6/2008	10,075,000
4,000,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 2.800%, 11/5/2008	4,000,000
1,185,000		Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico Steel Co., Inc.)/ (Wachovia Bank N.A. LOC), 2.500%, 11/7/2008	1,185,000

		TOTAL MUNICIPAL INVESTMENTS--99.9% (AT AMORTIZED COST)[5]	265,432,572

		OTHER ASSETS AND LIABILITIES - NET--0.1%[6]	369,976

		TOTAL NET ASSETS--100%	$265,802,548

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.2% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $42,935,000 which represented 16.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $42,935,000 which represented 16.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$265,432,572
Cash		108,738
Income receivable		1,457,046
Receivable for shares sold		13,337

TOTAL ASSETS		267,011,693

Liabilities:
Payable for shares redeemed	$926,738
Income distribution payable	223,922
Payable for shareholder services fee (Note 5)	55,611
Accrued expenses	2,874

TOTAL LIABILITIES		1,209,145

Net assets for 265,714,188 shares outstanding		$265,802,548

Net Assets Consist of:
Paid-in capital		$265,714,188
Accumulated net realized gain on investments		96,955
Distributions in excess of net investment income		(8,595)

TOTAL NET ASSETS		$265,802,548

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$265,802,548 ÷ 265,714,188 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$8,077,135

Expenses:
Investment adviser fee (Note 5)		$1,116,370
Administrative personnel and services fee (Note 5)		218,330
Custodian fees		11,338
Transfer and dividend disbursing agent fees and expenses		41,346
Directors’/Trustees’ fees		2,934
Auditing fees		17,400
Legal fees		16,355
Portfolio accounting fees		74,017
Shareholder services fee (Note 5)		683,667
Account administration fee		12,937
Share registration costs		49,825
Printing and postage		16,736
Insurance premiums		5,629
Miscellaneous		10,992

TOTAL EXPENSES		2,277,876

Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(713,536)
Waiver of administrative personnel and services fee (Note 5)	(5,818)
Reduction of custodian fees (Note 6)	(3,957)

TOTAL WAIVERS AND REDUCTION		(723,311)

Net expenses			1,554,565

Net investment income			6,522,570

Net realized gain on investments			99,527

Change in net assets resulting from operations			$6,622,097

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,522,570	$9,233,130
Net realized gain on investments	99,527	43,968

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,622,097	9,277,098

Distributions to Shareholders:
Distributions from net investment income	(6,531,122)	(9,233,686)
Distributions from net realized gain on investments	(46,540)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,577,662)	(9,233,686)

Share Transactions:
Proceeds from sale of shares	542,608,951	580,137,671
Net asset value of shares issued to shareholders in payment of distributions declared	4,303,870	5,451,253
Cost of shares redeemed	(587,359,030)	(547,860,258)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(40,446,209)	37,728,666

Change in net assets	(40,401,774)	37,772,078

Net Assets:
Beginning of period	306,204,322	268,432,244

End of period (including distributions in excess of net investment income of $(8,595) and $(43), respectively)	$265,802,548	$306,204,322

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007

Shares sold	542,608,951	580,137,671
Shares issued to shareholders in payment of distributions declared	4,303,870	5,451,253
Shares redeemed	(587,359,030)	(547,860,258)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(40,446,209)	37,728,666

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$6,531,122	$9,233,686

Ordinary income[1]	$33,196	--

Long-term capital gains	$13,344	--

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(8,595)

Undistributed long-term capital gain	$96,955

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $713,536 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,818 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $371,215,000 and $413,592,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $3,957 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 69.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.8% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $13,344.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF ALABAMA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Alabama Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alabama Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

ALABAMA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N260

29504 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.021		0.031		0.028		0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000	[1]	(0.000	) [1]	--
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.031		0.028		0.017		0.006
Less Distributions:
Distributions from net investment income	(0.021)		(0.031)		(0.028)		(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--		--		--
TOTAL DISTRIBUTIONS	(0.021)		(0.031)		(0.028)		(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [2]	2.18%		3.13%		2.81	% [3]	1.71	% [4]	0.60%

Ratios to Average Net Assets:
Net expenses	0.65	% [5]	0.64%		0.61%		0.60%		0.64%
Net investment income	2.05%		3.08%		2.73%		1.74%		0.58%
Expense waiver/reimbursement [6]	0.30%		0.40%		0.47%		0.51%		0.50%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,311		$96,744		$77,258		$108,332		$58,032

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.03% on the total return.

4 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.02% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.65% after taking into account this expense reduction.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,009.50	$3.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$3.30

1 Expenses are equal to the Fund's annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	78.8%
Municipal Notes	20.1%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.8%
8-30 Days	0.0%
31-90 Days	1.3%
91-180 Days	0.0%
181 Days or more	18.8%
Other Assets and Liabilities--Net [2]	1.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.9% [1,2]
		Arizona--98.9%
$1,000,000		Apache County, AZ IDA, (Series 1983A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 1.750%, 11/5/2008	$1,000,000
800,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 1.800%, 11/5/2008	800,000
900,000		Arizona Board of Regents, (Series 2008B) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 1.420%, 11/5/2008	900,000
2,350,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 1.870%, 11/6/2008	2,350,000
600,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(LaSalle Bank, N.A. LOC), 1.700%, 11/6/2008	600,000
1,000,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% Bonds (Banner Health), 1/1/2009	1,004,633
3,000,000		Arizona School District Financing Program, (Series 2008), 3.00% TANs, 7/30/2009	3,030,109
1,720,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	1,720,000
2,170,000		Casa Grande, AZ, (Series 2008), 3.50% Bonds (FSA INS), 7/1/2009	2,192,685
7,221,000		Flagstaff, AZ, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 2.100%, 11/6/2008	7,221,000
3,000,000		Maricopa County, AZ School District No. 201 (Buckeye Union High School), (Series 2006), 4.00% Bonds, 7/1/2009	3,039,223
3,110,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 2.000%, 11/6/2008	3,110,000
3,275,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 1.950%, 11/6/2008	3,275,000
975,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 1.800%, 11/6/2008	975,000
3,400,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 1.750%, 11/6/2008	3,400,000
5,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	5,055,000
1,250,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 1.950%, 11/6/2008	1,250,000
3,840,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, MERLOTS (Series 2007 C-59) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.000%, 11/5/2008	3,840,000
5,000,000		Pima County, AZ, COP (Series 2008), 5.00% Bonds, 6/1/2009	5,079,032
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Arizona--continued
$2,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 1.870%, 11/6/2008	$2,000,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 2.370%, 11/6/2008	2,100,000
3,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/ (Rabobank Nederland NV, Utrecht LOC), 2.370%, 11/6/2008	3,750,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 1.920%, 11/6/2008	2,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 1.920%, 11/6/2008	1,175,000
1,550,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.830%, 11/6/2008	1,550,000
3,000,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 2.000%, 11/5/2008	3,000,000
3,365,500	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523) Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ), 1.600%, 11/6/2008	3,365,500
3,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.900%, 11/6/2008	3,500,000
1,370,000		Tempe, AZ, (Series 2008A), 4.00% Bonds, 7/1/2009	1,388,799
1,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 1.580%, 11/6/2008	1,000,000
2,140,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 1.870%, 11/6/2008	2,140,000
		TOTAL MUNICIPAL INVESTMENTS--98.9% (AT AMORTIZED COST) [5]	77,440,981
		OTHER ASSETS AND LIABILITIES - NET--1.1% [6]	869,890
		TOTAL NET ASSETS--100%	$78,310,871

Securities that are subject to the federal alternative minimum tax (AMT) represent 47.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.2%	1.8%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $15,810,500, which represented 20.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $15,810,500, which represented 20.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
COP	--Certificate of Participation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$77,440,981
Cash		440,876
Income receivable		455,518
Receivable for shares sold		3,783
Prepaid expenses		708
TOTAL ASSETS		78,341,866
Liabilities:
Payable for shares redeemed	$3,783
Income distribution payable	9,993
Payable for shareholder services fee (Note 5)	17,219
TOTAL LIABILITIES		30,995
Net assets for 78,283,498 shares outstanding		$78,310,871
Net Assets Consist of:
Paid-in capital		$78,283,498
Accumulated net realized gain on investments		27,574
Distributions in excess of net investment income		(201)
TOTAL NET ASSETS		$78,310,871
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$78,310,871 ÷ 78,283,498 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$3,107,814
Expenses:
Investment adviser fee (Note 5)		$460,596
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		5,587
Transfer and dividend disbursing agent fees and expenses		49,841
Directors'/Trustees' fees		1,021
Auditing fees		17,400
Legal fees		14,826
Portfolio accounting fees		44,286
Shareholder services fee (Note 5)		255,876
Account administration fee		26,052
Share registration costs		39,675
Printing and postage		14,848
Insurance premiums		4,950
Miscellaneous		5,098
TOTAL EXPENSES		1,090,056
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(319,161)
Waiver of administrative personnel and services fee (Note 5)	(23,850)
Reduction of custodian fees (Note 6)	(1,632)
TOTAL WAIVERS AND REDUCTION		(344,643)
Net expenses			745,413
Net investment income			2,362,401
Net realized gain on investments			27,990
Change in net assets resulting from operations			$2,390,391

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,362,401	$2,654,237
Net realized gain on investments	27,990	55,771
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,390,391	2,710,008
Distributions to Shareholders:
Distributions from net investment income	(2,362,706)	(2,654,093)
Distributions from net realized gain on investments	(55,345)	(2,133)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,418,051)	(2,656,226)
Share Transactions:
Proceeds from sale of shares	637,315,436	587,476,935
Net asset value of shares issued to shareholders in payment of distributions declared	2,305,451	2,556,396
Cost of shares redeemed	(658,025,956)	(570,601,430)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,405,069)	19,431,901
Change in net assets	(18,432,729)	19,485,683
Net Assets:
Beginning of period	96,743,600	77,257,917
End of period (including undistributed (distributions in excess of) net investment income of $(201) and $104, respectively)	$78,310,871	$96,743,600

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with the stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007
Shares sold	637,315,436	587,476,935
Shares issued to shareholders in payment of distributions declared	2,305,451	2,556,396
Shares redeemed	(658,025,956)	(570,601,430)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(18,405,069)	19,431,901

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$2,362,706	$2,654,093
Ordinary income [1]	$54,929	$843
Long-term capital gains	$416	$1,290

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(201)
Undistributed long-term capital gains	$27,574

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $319,161 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.110% of average daily net assets of the Fund. FAS waived $23,850 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC received $1,277 of fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $272,210,000 and $306,845,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $1,632 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 71.2% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $416.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF ARIZONA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Arizona Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arizona Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director; Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since March 1989. She was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

ARIZONA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Arizona Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N450

28365 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.021		0.031		0.028	0.017		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.031		0.028	0.017		0.007
Less Distributions:
Distributions from net investment income	(0.021)		(0.031)		(0.028)	(0.017)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.021)		(0.031)		(0.028)	(0.017)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.11%		3.18%		2.85%	1.72	% [3]	0.66%

Ratios to Average Net Assets:
Net expenses	0.51	% [4]	0.50%		0.50%	0.50%		0.50%
Net investment income	2.03%		3.12%		2.80%	1.71%		0.66%
Expense waiver/reimbursement [5]	0.28%		0.32%		0.39%	0.39%		0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$695,972		$937,640		$860,376	$895,883		$731,846

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by an affiliated shareholder services provider, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.51% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.034		0.031	0.019		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.034		0.031	0.019		0.009
Less Distributions:
Distributions from net investment income	(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.37%		3.43%		3.10%	1.96%		0.91%

Ratios to Average Net Assets:
Net expenses	0.26	% [3]	0.25%		0.25%	0.25%		0.25%
Net investment income	2.21%		3.37%		3.08%	2.06%		0.91%
Expense waiver/reimbursement [4]	0.28%		0.32%		0.49%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$888,992		$808,742		$742,268	$519,277		$253,407

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.26% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.019		0.030		0.027	0.015		0.005
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.019		0.030		0.027	0.015		0.005
Less Distributions:
Distributions from net investment income	(0.019)		(0.030)		(0.027)	(0.015)		(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.019)		(0.030)		(0.027)	(0.015)		(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	1.96%		3.02%		2.69%	1.56%		0.51%

Ratios to Average Net Assets:
Net expenses	0.66	% [3]	0.65%		0.65%	0.65%		0.65%
Net investment income	1.88%		2.97%		2.66%	1.53%		0.51%
Expense waiver/reimbursement [4]	0.33%		0.37%		0.44%	0.44%		0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$323,430		$237,215		$269,635	$239,395		$234,964

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.66% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023		0.033		0.030	0.016
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.033		0.030	0.016
Less Distributions:
Distributions from net investment income	(0.023)		(0.033)		(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.023)		(0.033)		(0.030)	(0.016)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	2.32%		3.38%		3.05%	1.61%

Ratios to Average Net Assets:
Net expenses	0.31	% [4]	0.30%		0.30%	0.30	% [5]
Net investment income	2.17%		3.33%		3.05%	2.18	% [5]
Expense waiver/reimbursement [6]	0.29%		0.32%		0.50%	0.59	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$688,184		$426,310		$284,415	$155,745

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.31% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.026		0.023	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.026		0.023	0.011
Less Distributions:
Distributions from net investment income	(0.016)		(0.026)		(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.026)		(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.60%		2.66%		2.34%	1.06%

Ratios to Average Net Assets:
Net expenses	1.01	% [4]	1.00%		1.00%	1.00	% [5]
Net investment income	1.53%		2.62%		2.29%	1.48	% [5]
Expense waiver/reimbursement [6]	0.38%		0.42%		0.49%	0.50	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$128,669		$129,084		$128,514	$174,437

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expenses decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,008.80	$2.58
Institutional Shares	$1,000	$1,010.00	$1.31
Cash II Shares	$1,000	$1,008.00	$3.33
Institutional Capital Shares	$1,000	$1,009.80	$1.57
Cash Series Shares	$1,000	$1,006.20	$5.09
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.57	$2.59
Institutional Shares	$1,000	$1,023.83	$1.32
Cash II Shares	$1,000	$1,021.82	$3.35
Institutional Capital Shares	$1,000	$1,023.58	$1.58
Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.51%
Institutional Shares	0.26%
Cash II Shares	0.66%
Institutional Capital Shares	0.31%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	66.8%
Municipal Notes	16.8%
Commercial Paper	16.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.0%
8-30 Days	6.1%
31-90 Days	11.2%
91-180 Days	2.2%
181 Days or more	12.1%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		California--97.3%
$8,470,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 1.600%, 11/5/2008	$8,470,000
2,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Daily VRDNs (Jewish Home of San Francisco)/(Allied Irish Banks PLC LOC), 0.950%, 11/3/2008	2,100,000
11,085,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 1.800%, 11/6/2008	11,085,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 1.550%, 11/6/2008	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank NV LOC), 1.800%, 11/6/2008	12,305,000
8,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 1.600%, 11/5/2008	8,900,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Branson School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	4,000,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	15,000,000
11,450,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 1.800%, 11/6/2008	11,450,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	5,270,000
3,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 1.430%, 11/5/2008	3,200,000
93,500,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.350%, 11/6/2008	93,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,500,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.200%, 11/6/2008	$2,500,000
48,600,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 1.170%, 11/6/2008	48,600,000
40,000,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.350%, 11/6/2008	40,000,000
47,300,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 1.250%, 11/6/2008	47,300,000
29,900,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 1.250%, 11/6/2008	29,900,000
41,700,000		Bay Area Toll Authority, CA, (Series 2007G-2) Weekly VRDNs (Bayerische Landesbank, CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.900%, 11/6/2008	41,700,000
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,084,831
25,000,000		California Community College Financing Authority, (Series 2008A), 3.50% TRANs (FSA INS), 6/30/2009	25,283,870
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.650%, 11/6/2008	12,000,000
1,610,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 1.780%, 11/6/2008	1,610,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	8,000,000
75,000,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.400%, 11/5/2008	75,000,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 1.75% CP (Kaiser Permanente), Mandatory Tender 12/9/2008	32,000,000
18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.80% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	18,500,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A. LOC), 1.750%, 11/6/2008	6,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	$3,400,000
5,760,000		California Infrastructure & Economic Development Bank, (Series 2008C) Weekly VRDNs (Orange County Performing Arts Center)/(Allied Irish Banks PLC LOC), 1.300%, 11/6/2008	5,760,000
15,865,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.950%, 11/3/2008	15,865,000
10,000,000		California PCFA, (Series 1996C) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 11/3/2008	10,000,000
6,500,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 11/3/2008	6,500,000
5,620,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.820%, 11/6/2008	5,620,000
40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	40,360,754
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.130%, 11/6/2008	9,000,000
11,370,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-13) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.700%, 11/6/2008	11,370,000
26,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-11) Weekly VRDNs (FSA INS)/(KBC Bank NV and Morgan Stanley Bank LIQs), 5.000%, 11/6/2008	26,300,000
6,100,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 11/6/2008	6,100,000
18,500,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 2.250%, 11/6/2008	18,500,000
6,970,000	[3,4]	California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.190%, 11/6/2008	6,970,000
6,900,000		California State, (Series 2003 B-4) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 1.250%, 11/5/2008	6,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,100,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 1.400%, 11/6/2008	$5,100,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 1.150%, 11/6/2008	7,395,000
6,850,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 1.400%, 11/6/2008	6,850,000
14,505,000		California State, 6.60% Bonds, 2/1/2009	14,683,222
66,875,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.500%, 11/6/2008	66,875,000
17,015,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	17,015,000
40,000,000		California State, GO Tax Exempt Notes, 1.55% CP, Mandatory Tender 11/6/2008	40,000,000
49,455,000		California State, GO Tax Exempt Notes, 1.60% CP, Mandatory Tender 12/8/2008	49,455,000
31,635,000	[3,4]	California Statewide Communities Development Authority, (Series 14G) Weekly VRDNs (Irvine Apartment Communities LP)/(Goldman Sachs Group, Inc. LIQ)/(Goldman Sachs Group, Inc. LOC), 1.840%, 11/6/2008	31,635,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 1.700%, 11/6/2008	3,635,000
1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 1.800%, 11/6/2008	1,900,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 1.650%, 11/6/2008	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	7,100,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	11,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$26,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.55% CP (Kaiser Permanente), Mandatory Tender 1/8/2009	$26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 1.550%, 11/5/2008	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 1.420%, 11/6/2008	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	6,035,000
30,340,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 1.650%, 11/6/2008	30,340,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.320%, 11/6/2008	7,000,000
8,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 1.750%, 11/6/2008	8,230,000
5,950,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/6/2008	5,950,000
8,945,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Rady Children's Hospital - San Diego)/(Allied Irish Banks PLC LOC), 0.900%, 11/6/2008	8,945,000
56,800,000		California Statewide Communities Development Authority, (Series 2008B) Daily VRDNs (Rady Children's Hospital - San Diego)/(Bank of the West, San Francisco, CA LOC), 1.350%, 11/3/2008	56,800,000
4,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 1.000%, 11/6/2008	4,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
29,000,000		California Statewide Communities Development Authority, (Series 2008D) Daily VRDNs (Rady Children's Hospital - San Diego)/(Wachovia Bank N.A. LOC), 3.000%, 11/3/2008	29,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.380%, 11/5/2008	$9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LOC), 1.920%, 11/6/2008	24,035,000
5,925,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008J), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,925,388
38,750,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008T), 2.25% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	38,752,822
5,025,000	[3,4]	California Statewide Communities Development Authority, Term Tener Custodial Receipts (Series 2008U), 2.30% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,025,666
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,132,484
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,132,484
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,843,770
4,575,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.190%, 11/5/2008	4,575,000
30,170,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,170,000
3,200,000		Central Basin Municipal Water District, CA, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.170%, 11/5/2008	3,200,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.920%, 11/6/2008	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-33) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.720%, 11/6/2008	15,235,000
20,000,000		Contra Costa County, CA, 4.00% TRANs, 12/5/2008	20,013,107
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	$9,900,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 1.60% CP, Mandatory Tender 1/8/2009	25,000,000
4,800,000		East Bay Municipal Utility District, CA Water System, (Series 2008C-2) Weekly VRDNs (BNP Paribas SA, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs), 1.250%, 11/5/2008	4,800,000
8,545,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.500%, 11/6/2008	8,545,000
16,520,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 1.800%, 11/6/2008	16,520,000
8,000,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Allied Irish Banks PLC LOC), 2.200%, 11/6/2008	8,000,000
15,780,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.730%, 11/6/2008	15,780,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.720%, 11/6/2008	22,585,000
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.820%, 11/6/2008	5,610,000
25,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	25,222,018
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.450%, 11/5/2008	19,995,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	4,785,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.780%, 11/6/2008	8,460,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 10/15/2009 @101), 2.380%, 11/5/2008	31,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-6) Daily VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers Retirement System) and Royal Bank of Canada, Montreal LIQs), 0.950%, 11/3/2008	$2,000,000
10,835,000		Los Angeles, CA Unified School District, (2008 Series B) Weekly VRDNs (Bank of America N.A. LOC), 1.400%, 11/5/2008	10,835,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.720%, 11/6/2008	11,815,000
17,880,000		Los Angeles, CA Unified School District, (Series 1997A: Belmont Learning Complex) Weekly VRDNs (Bank of New York LOC), 1.250%, 11/5/2008	17,880,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.200%, 11/5/2008	19,995,000
30,000,000		Los Angeles, CA Wastewater System, 1.58% CP, Mandatory Tender 12/11/2008	30,000,000
18,000,000		Los Angeles, CA Wastewater System, 1.60% CP, Mandatory Tender 12/11/2008	18,000,000
70,000,000		Los Angeles, CA Wastewater System, 3.90% CP, Mandatory Tender 11/13/2008	70,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.540%, 11/6/2008	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 1.250%, 11/6/2008	10,000,000
15,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 1.700%, 11/6/2008	15,000,000
8,680,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	8,680,000
2,910,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	2,910,000
13,000,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	13,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.720%, 11/6/2008	7,930,000
4,290,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 1.800%, 11/6/2008	4,290,000
9,615,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.000%, 11/5/2008	9,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$683,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	$683,000
13,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 2.100%, 11/1/2008	13,900,000
16,800,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 1.250%, 11/6/2008	16,800,000
5,970,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.000%, 11/6/2008	5,970,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 2.020%, 11/6/2008	17,800,000
12,185,000	[3,4]	Oakland, CA Unified School District, (MT-583) Weekly VRDNs (GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 11/6/2008	12,185,000
12,000,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	12,000,000
6,560,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	6,560,000
11,750,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	11,750,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 1.820%, 11/6/2008	17,285,000
4,925,000		Pittsburg, CA Public Financing Authority, Water Revenue Refunding Bonds (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Allied Irish Banks PLC LOC), 1.400%, 11/6/2008	4,925,000
21,325,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,325,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.520%, 11/6/2008	7,100,000
20,750,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.730%, 11/6/2008	20,750,000
16,100,000		Regents of University of California, (Series A), 1.67% CP, Mandatory Tender 12/2/2008	16,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,040,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 11/6/2008	$1,040,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank of California, N.A. LOC), 1.650%, 11/6/2008	4,000,000
54,996,000		Riverside County, CA, Teeter Obligation (Series B), 1.50% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 12/11/2008	54,996,000
6,510,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 12/1/2018 @100), 2.380%, 11/5/2008	6,510,000
3,100,000		Sacramento, CA Suburban Water District, (Series 2008A-2) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.170%, 11/5/2008	3,100,000
30,000,000		Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008	30,010,269
14,000,000		San Diego County, CA Water Authority, (Series 2), 1.51% CP, Mandatory Tender 12/10/2008	14,000,000
14,500,000		San Diego County, CA Water Authority, (Series 2), 3.50% CP, Mandatory Tender 1/20/2009	14,500,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 1.50% CP, Mandatory Tender 2/2/2009	19,800,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.58% CP, Mandatory Tender 2/13/2009	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	6,850,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 1.600%, 11/6/2008	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 1.990%, 11/6/2008	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008A), 3.00% TRANs, 7/1/2009	15,134,061
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.50% CP (BNP Paribas SA LOC), Mandatory Tender 2/11/2009	5,000,000
5,000,000		San Jose, CA Financing Authority, (Series 2008A) Weekly VRDNs (San Jose, CA)/(Bank of Nova Scotia, Toronto and CALSTRS (California State Teachers' Retirement System) LOCs), 0.800%, 11/6/2008	5,000,000
26,250,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/ (Branch Banking & Trust Co. LOC), 1.500%, 11/6/2008	26,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.730%, 11/6/2008	$21,925,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.500%, 11/6/2008	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,702,146
3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	3,811,933
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	5,860,000
22,500,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 1.250%, 11/6/2008	22,500,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	9,210,000
8,400,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 1.300%, 11/6/2008	8,400,000
3,275,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.150%, 11/5/2008	3,275,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,433,943
17,810,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.800%, 11/5/2008	17,810,000
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/5/2008	14,925,000
11,570,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.540%, 11/6/2008	11,570,000
		TOTAL	2,650,841,768
		Puerto Rico--2.3%
29,210,000	[3,4]	Commonwealth of Puerto Rico, TICs/TOCs (Series 2001-1) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.840%, 11/6/2008	29,210,000
4,990,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.270%, 11/6/2008	4,990,000
6,400,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.250%, 11/5/2008	6,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$11,185,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 4.000%, 11/6/2008	$11,185,000
10,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	10,995,000
		TOTAL	62,780,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	2,713,621,768
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	11,624,784
		TOTAL NET ASSETS--100%	$2,725,246,552

On October 31, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $713,761,876, which represented 26.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $713,761,876, which represented 26.2% of total net assets.

5 Also represent cost for federal tax purposes.

6 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$2,713,621,768
Income receivable		14,166,680
Receivable for shares sold		841,601
TOTAL ASSETS		2,728,630,049
Liabilities:
Payable for investments purchased	$100,008
Payable for shares redeemed	1,259,195
Income distribution payable	1,604,551
Bank overdraft	9,215
Payable for distribution services fee (Note 5)	92,723
Payable for shareholder services fee (Note 5)	226,244
Accrued expenses	91,561
TOTAL LIABILITIES		3,383,497
Net assets for 2,724,821,400 shares outstanding		$2,725,246,552
Net Assets Consist of:
Paid-in capital		$2,724,821,365
Accumulated net realized gain on investments		450,939
Distributions in excess of net investment income		(25,752)
TOTAL NET ASSETS		$2,725,246,552
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$695,972,400 ÷ 695,833,045 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$888,991,775 ÷ 888,778,733 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$323,430,328 ÷ 323,418,572 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$688,183,510 ÷ 688,145,818 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$128,668,539 ÷ 128,645,232 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$75,866,068
Expenses:
Investment adviser fee (Note 5)		$12,138,367
Administrative personnel and services fee (Note 5)		2,373,085
Custodian fees		95,898
Transfer and dividend disbursing agent fees and expenses		1,279,947
Directors'/Trustees' fees		19,597
Auditing fees		19,000
Legal fees		35,000
Portfolio accounting fees		211,286
Distribution services fee--Cash II Shares (Note 5)		571,249
Distribution services fee--Cash Series Shares (Note 5)		848,260
Shareholder services fee--Institutional Service Shares (Note 5)		2,318,376
Shareholder services fee--Cash II Shares (Note 5)		714,062
Shareholder services fee--Institutional Capital Shares (Note 5)		303,314
Shareholder services fee--Cash Series Shares (Note 5)		353,109
Account administration fee--Institutional Service Shares		431,520
Account administration fee-- Cash Series Shares		332
Share registration costs		131,124
Printing and postage		100,288
Insurance premiums		12,749
Miscellaneous		115,961
TOTAL EXPENSES		22,072,524
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(8,626,907)
Waiver of administrative personnel and services fee (Note 5)	(62,563)
Reduction of custodian fees (Note 6)	(67,601)
Waiver of distribution services fee--Cash II Shares (Note 5)	(142,812)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(141,377)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(27,897)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(9,069,157)
Net expenses			13,003,367
Net investment income			62,862,701
Net realized gain on investments			455,865
Change in net assets resulting from operations			$63,318,566

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,862,701	$74,435,409
Net realized gain on investments	455,865	1,086,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,318,566	75,521,898
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(22,456,565)	(25,267,052)
Institutional Shares	(20,924,803)	(26,759,316)
Cash II Shares	(5,390,193)	(7,162,984)
Institutional Capital Shares	(11,952,725)	(12,040,897)
Cash Series Shares	(2,156,774)	(3,212,892)
Distributions from net realized gain on investments
Institutional Service Shares	(416,958)	(87,308)
Institutional Shares	(325,018)	(80,351)
Cash II Shares	(103,389)	(27,790)
Institutional Capital Shares	(181,226)	(30,149)
Cash Series Shares	(52,808)	(13,136)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,960,459)	(74,681,875)
Share Transactions:
Proceeds from sale of shares	10,823,529,340	9,402,577,913
Net asset value of shares issued to shareholders in payment of distributions declared	44,141,119	57,690,435
Cost of shares redeemed	(10,680,773,695)	(9,207,323,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	186,896,764	252,944,370
Change in net assets	186,254,871	253,784,393
Net Assets:
Beginning of period	2,538,991,681	2,285,207,288
End of period (including distributions in excess of net investment income of $(25,752) and $(7,393), respectively)	$2,725,246,552	$2,538,991,681

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995 and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,131,267,566	$4,131,267,566	4,622,387,284	$4,622,387,284
Shares issued to shareholders in payment of distributions declared	12,275,113	12,275,113	15,600,374	15,600,374
Shares redeemed	(4,385,001,365)	(4,385,001,365)	(4,560,987,738)	(4,560,987,738)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(241,458,686)	$(241,458,686)	76,999,920	$76,999,920

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,061,222,967	$4,061,222,967	3,029,814,949	$3,029,814,949
Shares issued to shareholders in payment of distributions declared	12,875,576	12,875,576	19,641,638	19,641,638
Shares redeemed	(3,993,640,902)	(3,993,640,902)	(2,983,327,718)	(2,983,327,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,457,641	$80,457,641	66,128,869	$66,128,869

Year Ended October 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	782,647,531	$782,647,531	631,947,029	$631,947,029
Shares issued to shareholders in payment of distributions declared	5,416,869	5,416,869	7,166,284	7,166,284
Shares redeemed	(701,771,960)	(701,771,960)	(671,604,731)	(671,604,731)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	86,292,440	$86,292,440	(32,491,418)	$(32,491,418)

Year Ended October 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,585,726,364	$1,585,726,364	886,753,281	$886,753,281
Shares issued to shareholders in payment of distributions declared	11,405,726	11,405,726	12,056,587	12,056,587
Shares redeemed	(1,335,142,502)	(1,335,142,502)	(757,033,588)	(757,033,588)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	261,989,588	$261,989,588	141,776,280	$141,776,280

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	262,664,912	$262,664,912	231,675,370	$231,675,370
Shares issued to shareholders in payment of distributions declared	2,167,835	2,167,835	3,225,552	3,225,552
Shares redeemed	(265,216,966)	(265,216,966)	(234,370,203)	(234,370,203)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(384,219)	$(384,219)	530,719	$530,719
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	186,896,764	$186,896,764	252,944,370	$252,944,370

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$62,881,060	$74,443,141
Ordinary income [1]	$ 681,726	$ --
Long-term capital gains	$ 397,673	$ 238,734

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(25,752)
Undistributed ordinary income [1]	$450,939

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $8,626,907 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $62,563 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $284,189 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $27,897 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,184,695,500 and $3,102,165,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $67,601 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 51.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $397,673.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919502
Cusip 608919403
Cusip 60934N369
Cusip 60934N351
Cusip 60934N179

29366 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.034		0.031	0.019		0.009
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.034		0.031	0.019		0.009
Less Distributions:
Distributions from net investment income	(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.034)		(0.031)	(0.019)		(0.009)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.37%		3.43%		3.10%	1.96%		0.91%

Ratios to Average Net Assets:
Net expenses	0.26	% [3]	0.25%		0.25%	0.25%		0.25%
Net investment income	2.21%		3.37%		3.08%	2.06%		0.91%
Expense waiver/reimbursement [4]	0.29%		0.32%		0.49%	0.65%		0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$888,992		$808,742		$742,268	$519,277		$253,407

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.26% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,010.00	$1.31
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.83	$1.32

1 Expenses are equal to the Fund's annualized net expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	66.8%
Municipal Notes	16.8%
Commercial Paper	16.0%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.0%
8-30 Days	6.1%
31-90 Days	11.2%
91-180 Days	2.2%
181 Days or more	12.1%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		California--97.3%
$8,470,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 1.600%, 11/5/2008	$8,470,000
2,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Daily VRDNs (Jewish Home of San Francisco)/(Allied Irish Banks PLC LOC), 0.950%, 11/3/2008	2,100,000
11,085,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 1.800%, 11/6/2008	11,085,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 1.550%, 11/6/2008	5,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank NV LOC), 1.800%, 11/6/2008	12,305,000
8,900,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 1.600%, 11/5/2008	8,900,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Branson School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	4,000,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	15,000,000
11,450,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 1.800%, 11/6/2008	11,450,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	5,270,000
3,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 1.430%, 11/5/2008	3,200,000
93,500,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.350%, 11/6/2008	93,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,500,000		Bay Area Toll Authority, CA, (Series 2004B) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.200%, 11/6/2008	$2,500,000
48,600,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 1.170%, 11/6/2008	48,600,000
40,000,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 1.350%, 11/6/2008	40,000,000
47,300,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 1.250%, 11/6/2008	47,300,000
29,900,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 1.250%, 11/6/2008	29,900,000
41,700,000		Bay Area Toll Authority, CA, (Series 2007G-2) Weekly VRDNs (Bayerische Landesbank, CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.900%, 11/6/2008	41,700,000
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,084,831
25,000,000		California Community College Financing Authority, (Series 2008A), 3.50% TRANs (FSA INS), 6/30/2009	25,283,870
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.650%, 11/6/2008	12,000,000
1,610,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 1.780%, 11/6/2008	1,610,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	8,000,000
75,000,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 1.400%, 11/5/2008	75,000,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 1.75% CP (Kaiser Permanente), Mandatory Tender 12/9/2008	32,000,000
18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.80% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	18,500,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A. LOC), 1.750%, 11/6/2008	6,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	$3,400,000
5,760,000		California Infrastructure & Economic Development Bank, (Series 2008C) Weekly VRDNs (Orange County Performing Arts Center)/(Allied Irish Banks PLC LOC), 1.300%, 11/6/2008	5,760,000
15,865,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.950%, 11/3/2008	15,865,000
10,000,000		California PCFA, (Series 1996C) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 11/3/2008	10,000,000
6,500,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.850%, 11/3/2008	6,500,000
5,620,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.820%, 11/6/2008	5,620,000
40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	40,360,754
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.130%, 11/6/2008	9,000,000
11,370,000		California State Department of Water Resources Power Supply Program, (Series 2002 C-13) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.700%, 11/6/2008	11,370,000
26,300,000		California State Department of Water Resources Power Supply Program, (Series 2005G-11) Weekly VRDNs (FSA INS)/(KBC Bank NV and Morgan Stanley Bank LIQs), 5.000%, 11/6/2008	26,300,000
6,100,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 11/6/2008	6,100,000
18,500,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 2.250%, 11/6/2008	18,500,000
6,970,000	[3,4]	California State, (PT-4211) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.190%, 11/6/2008	6,970,000
6,900,000		California State, (Series 2003 B-4) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 1.250%, 11/5/2008	6,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,100,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 1.400%, 11/6/2008	$5,100,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 1.150%, 11/6/2008	7,395,000
6,850,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 1.400%, 11/6/2008	6,850,000
14,505,000		California State, 6.60% Bonds, 2/1/2009	14,683,222
66,875,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.500%, 11/6/2008	66,875,000
17,015,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	17,015,000
40,000,000		California State, GO Tax Exempt Notes, 1.55% CP, Mandatory Tender 11/6/2008	40,000,000
49,455,000		California State, GO Tax Exempt Notes, 1.60% CP, Mandatory Tender 12/8/2008	49,455,000
31,635,000	[3,4]	California Statewide Communities Development Authority, (Series 14G) Weekly VRDNs (Irvine Apartment Communities LP)/(Goldman Sachs Group, Inc. LIQ)/(Goldman Sachs Group, Inc. LOC), 1.840%, 11/6/2008	31,635,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 1.700%, 11/6/2008	3,635,000
1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 1.800%, 11/6/2008	1,900,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 1.650%, 11/6/2008	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	7,100,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	11,300,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$26,000,000		California Statewide Communities Development Authority, (Series 2004K), 1.55% CP (Kaiser Permanente), Mandatory Tender 1/8/2009	$26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 1.240%, 11/5/2008	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 1.550%, 11/5/2008	20,000,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 1.420%, 11/6/2008	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	6,035,000
30,340,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 1.650%, 11/6/2008	30,340,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 2.320%, 11/6/2008	7,000,000
8,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 1.750%, 11/6/2008	8,230,000
5,950,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/6/2008	5,950,000
8,945,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Rady Children's Hospital - San Diego)/(Allied Irish Banks PLC LOC), 0.900%, 11/6/2008	8,945,000
56,800,000		California Statewide Communities Development Authority, (Series 2008B) Daily VRDNs (Rady Children's Hospital - San Diego)/(Bank of the West, San Francisco, CA LOC), 1.350%, 11/3/2008	56,800,000
4,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 1.000%, 11/6/2008	4,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
29,000,000		California Statewide Communities Development Authority, (Series 2008D) Daily VRDNs (Rady Children's Hospital - San Diego)/(Wachovia Bank N.A. LOC), 3.000%, 11/3/2008	29,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.380%, 11/5/2008	$9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LOC), 1.920%, 11/6/2008	24,035,000
5,925,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008J), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,925,388
38,750,000	[3,4]	California Statewide Communities Development Authority, Term Tender Custodial Receipts (Series 2008T), 2.25% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	38,752,822
5,025,000	[3,4]	California Statewide Communities Development Authority, Term Tener Custodial Receipts (Series 2008U), 2.30% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,025,666
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,132,484
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,132,484
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,843,770
4,575,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 1.190%, 11/5/2008	4,575,000
30,170,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,170,000
3,200,000		Central Basin Municipal Water District, CA, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.170%, 11/5/2008	3,200,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.920%, 11/6/2008	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/ (Series 2007-33) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.720%, 11/6/2008	15,235,000
20,000,000		Contra Costa County, CA, 4.00% TRANs, 12/5/2008	20,013,107
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	$9,900,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 1.60% CP, Mandatory Tender 1/8/2009	25,000,000
4,800,000		East Bay Municipal Utility District, CA Water System, (Series 2008C-2) Weekly VRDNs (BNP Paribas SA, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs), 1.250%, 11/5/2008	4,800,000
8,545,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.500%, 11/6/2008	8,545,000
16,520,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 1.800%, 11/6/2008	16,520,000
8,000,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Allied Irish Banks PLC LOC), 2.200%, 11/6/2008	8,000,000
15,780,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.730%, 11/6/2008	15,780,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.720%, 11/6/2008	22,585,000
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.820%, 11/6/2008	5,610,000
25,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	25,222,018
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 2.450%, 11/5/2008	19,995,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	4,785,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.780%, 11/6/2008	8,460,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 10/15/2009 @101), 2.380%, 11/5/2008	31,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,000,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-6) Daily VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers Retirement System) and Royal Bank of Canada, Montreal LIQs), 0.950%, 11/3/2008	$2,000,000
10,835,000		Los Angeles, CA Unified School District, (2008 Series B) Weekly VRDNs (Bank of America N.A. LOC), 1.400%, 11/5/2008	10,835,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 1.720%, 11/6/2008	11,815,000
17,880,000		Los Angeles, CA Unified School District, (Series 1997A: Belmont Learning Complex) Weekly VRDNs (Bank of New York LOC), 1.250%, 11/5/2008	17,880,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.200%, 11/5/2008	19,995,000
30,000,000		Los Angeles, CA Wastewater System, 1.58% CP, Mandatory Tender 12/11/2008	30,000,000
18,000,000		Los Angeles, CA Wastewater System, 1.60% CP, Mandatory Tender 12/11/2008	18,000,000
70,000,000		Los Angeles, CA Wastewater System, 3.90% CP, Mandatory Tender 11/13/2008	70,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.540%, 11/6/2008	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 1.250%, 11/6/2008	10,000,000
15,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 1.700%, 11/6/2008	15,000,000
8,680,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	8,680,000
2,910,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	2,910,000
13,000,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 1.700%, 11/6/2008	13,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.720%, 11/6/2008	7,930,000
4,290,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 1.800%, 11/6/2008	4,290,000
9,615,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 2.000%, 11/5/2008	9,615,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$683,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	$683,000
13,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 2.100%, 11/1/2008	13,900,000
16,800,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 1.250%, 11/6/2008	16,800,000
5,970,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.000%, 11/6/2008	5,970,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 2.020%, 11/6/2008	17,800,000
12,185,000	[3,4]	Oakland, CA Unified School District, (MT-583) Weekly VRDNs (GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 11/6/2008	12,185,000
12,000,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	12,000,000
6,560,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	6,560,000
11,750,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/6/2008	11,750,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 1.820%, 11/6/2008	17,285,000
4,925,000		Pittsburg, CA Public Financing Authority, Water Revenue Refunding Bonds (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Allied Irish Banks PLC LOC), 1.400%, 11/6/2008	4,925,000
21,325,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,325,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.520%, 11/6/2008	7,100,000
20,750,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 1.730%, 11/6/2008	20,750,000
16,100,000		Regents of University of California, (Series A), 1.67% CP, Mandatory Tender 12/2/2008	16,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$1,040,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.780%, 11/6/2008	$1,040,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank of California, N.A. LOC), 1.650%, 11/6/2008	4,000,000
54,996,000		Riverside County, CA, Teeter Obligation (Series B), 1.50% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 12/11/2008	54,996,000
6,510,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 12/1/2018 @100), 2.380%, 11/5/2008	6,510,000
3,100,000		Sacramento, CA Suburban Water District, (Series 2008A-2) Weekly VRDNs (Allied Irish Banks PLC LOC), 1.170%, 11/5/2008	3,100,000
30,000,000		Sacramento, CA Unified School District, 3.75% TRANs, 11/28/2008	30,010,269
14,000,000		San Diego County, CA Water Authority, (Series 2), 1.51% CP, Mandatory Tender 12/10/2008	14,000,000
14,500,000		San Diego County, CA Water Authority, (Series 2), 3.50% CP, Mandatory Tender 1/20/2009	14,500,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 1.50% CP, Mandatory Tender 2/2/2009	19,800,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.58% CP, Mandatory Tender 2/13/2009	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	6,850,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 1.600%, 11/6/2008	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 1.990%, 11/6/2008	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008A), 3.00% TRANs, 7/1/2009	15,134,061
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.50% CP (BNP Paribas SA LOC), Mandatory Tender 2/11/2009	5,000,000
5,000,000		San Jose, CA Financing Authority, (Series 2008A) Weekly VRDNs (San Jose, CA)/(Bank of Nova Scotia, Toronto and CALSTRS (California State Teachers' Retirement System) LOCs), 0.800%, 11/6/2008	5,000,000
26,250,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/ (Branch Banking & Trust Co. LOC), 1.500%, 11/6/2008	26,250,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.730%, 11/6/2008	$21,925,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 1.500%, 11/6/2008	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,702,146
3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	3,811,933
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	5,860,000
22,500,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 1.250%, 11/6/2008	22,500,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.470%, 11/6/2008	9,210,000
8,400,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 1.300%, 11/6/2008	8,400,000
3,275,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.150%, 11/5/2008	3,275,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,433,943
17,810,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 1.800%, 11/5/2008	17,810,000
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 1.400%, 11/5/2008	14,925,000
11,570,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 2.540%, 11/6/2008	11,570,000
		TOTAL	2,650,841,768
		Puerto Rico--2.3%
29,210,000	[3,4]	Commonwealth of Puerto Rico, TICs/TOCs (Series 2001-1) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.840%, 11/6/2008	29,210,000
4,990,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 2.270%, 11/6/2008	4,990,000
6,400,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.250%, 11/5/2008	6,400,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$11,185,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 4.000%, 11/6/2008	$11,185,000
10,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	10,995,000
		TOTAL	62,780,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	2,713,621,768
		OTHER ASSETS AND LIABILITIES - NET--0.4% [6]	11,624,784
		TOTAL NET ASSETS--100%	$2,725,246,552

On October 31, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $713,761,876, which represented 26.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $713,761,876, which represented 26.2% of total net assets.

5 Also represent cost for federal tax purposes.

6 Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$2,713,621,768
Income receivable		14,166,680
Receivable for shares sold		841,601
TOTAL ASSETS		2,728,630,049
Liabilities:
Payable for investments purchased	$100,008
Payable for shares redeemed	1,259,195
Income distribution payable	1,604,551
Bank overdraft	9,215
Payable for distribution services fee (Note 5)	92,723
Payable for shareholder services fee (Note 5)	226,244
Accrued expenses	91,561
TOTAL LIABILITIES		3,383,497
Net assets for 2,724,821,400 shares outstanding		$2,725,246,552
Net Assets Consist of:
Paid-in capital		$2,724,821,365
Accumulated net realized gain on investments		450,939
Distributions in excess of net investment income		(25,752)
TOTAL NET ASSETS		$2,725,246,552
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$695,972,400 ÷ 695,833,045 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$888,991,775 ÷ 888,778,733 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$323,430,328 ÷ 323,418,572 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$688,183,510 ÷ 688,145,818 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$128,668,539 ÷ 128,645,232 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$75,866,068
Expenses:
Investment adviser fee (Note 5)		$12,138,367
Administrative personnel and services fee (Note 5)		2,373,085
Custodian fees		95,898
Transfer and dividend disbursing agent fees and expenses		1,279,947
Directors'/Trustees' fees		19,597
Auditing fees		19,000
Legal fees		35,000
Portfolio accounting fees		211,286
Distribution services fee--Cash II Shares (Note 5)		571,249
Distribution services fee--Cash Series Shares (Note 5)		848,260
Shareholder services fee--Institutional Service Shares (Note 5)		2,318,376
Shareholder services fee--Cash II Shares (Note 5)		714,062
Shareholder services fee--Institutional Capital Shares (Note 5)		303,314
Shareholder services fee--Cash Series Shares (Note 5)		353,109
Account administration fee--Institutional Service Shares		431,520
Account administration fee--Cash Series Shares		332
Share registration costs		131,124
Printing and postage		100,288
Insurance premiums		12,749
Miscellaneous		115,961
TOTAL EXPENSES		22,072,524
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(8,626,907)
Waiver of administrative personnel and services fee (Note 5)	(62,563)
Reduction of custodian fees (Note 6)	(67,601)
Waiver of distribution services fee--Cash II Shares (Note 5)	(142,812)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(141,377)
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(27,897)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(9,069,157)
Net expenses			13,003,367
Net investment income			62,862,701
Net realized gain on investments			455,865
Change in net assets resulting from operations			$63,318,566

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$62,862,701	$74,435,409
Net realized gain on investments	455,865	1,086,489
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	63,318,566	75,521,898
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(22,456,565)	(25,267,052)
Institutional Shares	(20,924,803)	(26,759,316)
Cash II Shares	(5,390,193)	(7,162,984)
Institutional Capital Shares	(11,952,725)	(12,040,897)
Cash Series Shares	(2,156,774)	(3,212,892)
Distributions from net realized gain on investments
Institutional Service Shares	(416,958)	(87,308)
Institutional Shares	(325,018)	(80,351)
Cash II Shares	(103,389)	(27,790)
Institutional Capital Shares	(181,226)	(30,149)
Cash Series Shares	(52,808)	(13,136)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(63,960,459)	(74,681,875)
Share Transactions:
Proceeds from sale of shares	10,823,529,340	9,402,577,913
Net asset value of shares issued to shareholders in payment of distributions declared	44,141,119	57,690,435
Cost of shares redeemed	(10,680,773,695)	(9,207,323,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	186,896,764	252,944,370
Change in net assets	186,254,871	253,784,393
Net Assets:
Beginning of period	2,538,991,681	2,285,207,288
End of period (including distributions in excess of net investment income of $(25,752) and $(7,393), respectively)	$2,725,246,552	$2,538,991,681

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995 and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,131,267,566	$4,131,267,566	4,622,387,284	$4,622,387,284
Shares issued to shareholders in payment of distributions declared	12,275,113	12,275,113	15,600,374	15,600,374
Shares redeemed	(4,385,001,365)	(4,385,001,365)	(4,560,987,738)	(4,560,987,738)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(241,458,686)	$(241,458,686)	76,999,920	$76,999,920

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,061,222,967	$4,061,222,967	3,029,814,949	$3,029,814,949
Shares issued to shareholders in payment of distributions declared	12,875,576	12,875,576	19,641,638	19,641,638
Shares redeemed	(3,993,640,902)	(3,993,640,902)	(2,983,327,718)	(2,983,327,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,457,641	$80,457,641	66,128,869	$66,128,869

Year Ended October 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	782,647,531	$782,647,531	631,947,029	$631,947,029
Shares issued to shareholders in payment of distributions declared	5,416,869	5,416,869	7,166,284	7,166,284
Shares redeemed	(701,771,960)	(701,771,960)	(671,604,731)	(671,604,731)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	86,292,440	$86,292,440	(32,491,418)	$(32,491,418)

Year Ended October 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,585,726,364	$1,585,726,364	886,753,281	$886,753,281
Shares issued to shareholders in payment of distributions declared	11,405,726	11,405,726	12,056,587	12,056,587
Shares redeemed	(1,335,142,502)	(1,335,142,502)	(757,033,588)	(757,033,588)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	261,989,588	$261,989,588	141,776,280	$141,776,280

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	262,664,912	$262,664,912	231,675,370	$231,675,370
Shares issued to shareholders in payment of distributions declared	2,167,835	2,167,835	3,225,552	3,225,552
Shares redeemed	(265,216,966)	(265,216,966)	(234,370,203)	(234,370,203)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(384,219)	$(384,219)	530,719	$530,719
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	186,896,764	$186,896,764	252,944,370	$252,944,370

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$62,881,060	$74,443,141
Ordinary income [1]	$ 681,726	$ --
Long-term capital gains	$ 397,673	$ 238,734

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(25,752)
Undistributed ordinary income [1]	$450,939

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). Effective February 28, 2007, the advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $8,626,907 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $62,563 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $284,189 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $27,897 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,184,695,500 and $3,102,165,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $67,601 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 51.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $397,673.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CALIFORNIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of California Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of California Municipal Cash Trust, a portfolio of the Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

California Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

33949 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020		0.030	0.026	0.015	0.005
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.020		0.030	0.026	0.015	0.005
Less Distributions:
Distributions from net investment income	(0.020)		(0.030)	(0.026)	(0.015)	(0.005)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.020)		(0.030)	(0.026)	(0.015)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.06%		3.04%	2.67%	1.53%	0.48%

Ratios to Average Net Assets:
Net expenses	0.68	% [3]	0.67%	0.67%	0.67%	0.67%
Net investment income	2.00%		3.00%	2.63%	1.46%	0.48%
Expense waiver/reimbursement [4]	0.18%		0.21%	0.28%	0.27%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,438		$149,677	$155,937	$174,343	$261,427

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.68% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended
	2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.027	0.023	0.011
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.027	0.023	0.011
Less Distributions:
Distributions from net investment income	(0.017)		(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.017)		(0.027)	(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [3]	1.72%		2.70%	2.33%	1.06	% [4]

Ratios to Average Net Assets:
Net expenses	1.01	% [5]	1.00%	1.00%	1.00	% [6]
Net investment income	1.54%		2.67%	2.28%	1.51	% [6]
Expense waiver/reimbursement [7]	0.46%		0.51%	0.57%	0.59	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$69,657		$68,368	$56,009	$73,172

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.00% after taking into account this expense reduction.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,009.10	$3.43
Cash Series Shares	$1,000	$1,007.50	$5.10
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,021.72	$3.46
Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.68%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	80.2%
Municipal Notes	16.7%
Commercial Paper	5.5%
Other Assets and Liabilities--Net [2]	(2.4)%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.6%
8-30 Days	0.3%
31-90 Days	5.3%
91-180 Days	5.8%
181 Days or more	9.4%
Other Assets and Liabilities--Net [2]	(2.4)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--102.4% [1,2]
		Connecticut--91.5%
$2,270,000		Brooklyn, CT, 2.25% BANs, 2/10/2009	$2,272,152
2,920,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 1.700%, 11/5/2008	2,920,000
3,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 1.700%, 11/5/2008	3,600,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 1.610%, 11/5/2008	4,100,000
500,000		Connecticut Development Authority, (Series 1999), 1.75% CP (New England Power Co.), Mandatory Tender 11/12/2008	500,000
1,000,000		Connecticut Development Authority, (Series 1999), 4.00% CP (New England Power Co.), Mandatory Tender 12/11/2008	1,000,000
1,385,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 2.470%, 11/6/2008	1,385,000
2,000,000		Connecticut Health and Educational Facilities Authority, (Series L) Weekly VRDNs (Trinity College)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	2,000,000
5,400,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 1.000%, 11/6/2008	5,400,000
2,870,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 1.950%, 11/6/2008	2,870,000
5,030,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 1.950%, 11/6/2008	5,030,000
6,715,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Children's School)/(Bank of New York LOC), 1.900%, 11/6/2008	6,715,000
7,500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 1.950%, 11/6/2008	7,500,000
1,200,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/5/2008	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/(RBS Citizens Bank N.A. LOC), 1.750%, 11/6/2008	$2,800,000
6,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	6,000,000
2,280,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 1.600%, 11/6/2008	2,280,000
2,680,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 2.320%, 11/6/2008	2,680,000
4,860,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 1.600%, 11/6/2008	4,860,000
7,130,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/(TD Banknorth N.A. LOC), 1.750%, 11/5/2008	7,130,000
4,915,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 1.750%, 11/6/2008	4,915,000
4,405,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 1.750%, 11/6/2008	4,405,000
2,000,000		Connecticut State HEFA, (Series C) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 6.000%, 11/3/2008	2,000,000
8,020,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 1.500%, 11/5/2008	8,020,000
5,870,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	5,870,000
3,585,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 11/5/2008	3,585,000
6,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 2.350%, 11/5/2008	6,500,000
9,500,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/6/2008	9,500,000
375,000		Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	375,000
3,500,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 1.500%, 11/5/2008	3,500,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 1.950%, 11/5/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Connecticut--continued
$7,475,000		Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale University), 1.000%, 11/6/2008	$7,475,000
3,500,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 1.450%, 11/5/2008	3,500,000
1,700,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 1.700%, 11/6/2008	1,700,000
1,000,000		Connecticut State HFA, (Subseries A-2), 2.50% Bonds, 5/15/2009	1,002,630
3,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.730%, 11/5/2008	3,000,000
6,005,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.780%, 11/6/2008	6,005,000
3,075,000		Easton, CT, 2.50% BANs, 11/7/2008	3,075,372
3,925,000		Easton, CT, 3.25% BANs, 11/6/2009	3,963,269
1,775,000		Milford, CT, 3.75% BANs, 5/5/2009	1,784,887
4,280,000		New Britain, CT, 4.00% BANs, 3/31/2009	4,314,569
5,010,000		New Haven, CT, (Series 2002A), 1.57% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/8/2008	5,010,000
5,000,000		New Haven, CT, (Series 2002A), 1.70% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/12/2008	5,000,000
1,500,000		New Haven, CT, 4.50% BANs, 3/17/2009	1,507,217
1,500,000		Old Lyme, CT, 3.75% BANs, 10/29/2009	1,514,470
1,365,000		Old Saybrook, CT, 2.50% BANs, 7/7/2009	1,365,000
4,000,000		Regional School District No. 4, CT, 2.00% BANs, 4/1/2009	4,004,876
3,590,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 2.370%, 11/6/2008	3,590,000
5,000,000		Sherman, CT, 2.50% BANs, 8/27/2009	5,036,266
5,000,000		Waterbury, CT, 4.00% BANs, 9/2/2009	5,090,285
		TOTAL	191,350,993
		Puerto Rico--10.9%
8,285,000	[3,4]	Commonwealth of Puerto Rico, TICs/TOCs (Series 2001-1) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 1.840%, 11/6/2008	8,285,000
4,370,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 1.920%, 11/6/2008	4,370,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$4,700,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.250%, 11/5/2008	$4,700,000
5,375,000	[3,4]	Puerto Rico Municipal Finance Agency, (PT-3326) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.870%, 11/6/2008	5,375,000
		TOTAL	22,730,000
		TOTAL MUNICIPAL INVESTMENTS--102.4% (AT AMORTIZED COST) [5]	214,080,993
		OTHER ASSETS AND LIABILITIES - NET--(2.4)% [6]	(4,985,549)
		TOTAL NET ASSETS--100%	$209,095,444

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.0% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.3%	0.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $24,035,000, which represented 11.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $24,035,000, which represented 11.5% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
TICs	--Trust Inverse Certificates
TOCs	--Tender Offer Certificates
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$214,080,993
Income receivable		1,001,075
TOTAL ASSETS		215,082,068
Liabilities:
Payable for investments purchased	$5,748,156
Income distribution payable	138,354
Bank overdraft	32,132
Payable for distribution services fee (Note 5)	12,584
Payable for shareholder services fee (Note 5)	43,164
Accrued expenses	12,234
TOTAL LIABILITIES		5,986,624
Net assets for 209,004,917 shares outstanding		$209,095,444
Net Assets Consist of:
Paid-in capital		$209,004,828
Accumulated net realized gain on investments		90,742
Distributions in excess of net investment income		(126)
TOTAL NET ASSETS		$209,095,444
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$139,438,335 ÷ 139,388,004 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$69,657,109 ÷ 69,616,913 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$6,863,732
Expenses:
Investment adviser fee (Note 5)		$1,043,855
Administrative personnel and services fee (Note 5)		204,080
Custodian fees		11,430
Transfer and dividend disbursing agent fees and expenses		172,142
Directors'/Trustees' fees		2,175
Auditing fees		17,400
Legal fees		14,938
Portfolio accounting fees		79,460
Distribution services fee--Cash Series Shares (Note 5)		593,933
Shareholder services fee--Institutional Service Shares (Note 5)		375,709
Shareholder services fee--Cash Series Shares (Note 5)		245,377
Account administration fee--Institutional Service Shares		10,396
Share registration costs		26,339
Printing and postage		26,447
Insurance premiums		5,351
Miscellaneous		10,578
TOTAL EXPENSES		2,839,610
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(203,632)
Waiver of administrative personnel and services fee (Note 5)	(5,381)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(376,158)
Reduction of custodian fees (Note 6)	(3,238)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(159,491)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(747,900)
Net expenses			2,091,710
Net investment income			4,772,022
Net realized gain on investments			93,276
Change in net assets resulting from operations			$4,865,298

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,772,022	$5,884,250
Net realized gain on investments	93,276	46,112
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,865,298	5,930,362
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,244,749)	(4,264,904)
Cash Series Shares	(1,527,310)	(1,619,539)
Distributions from net realized gain on investments
Institutional Service Shares	(25,492)	--
Cash Series Shares	(10,852)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,808,403)	(5,884,443)
Share Transactions:
Proceeds from sale of shares	676,050,448	554,488,638
Net asset value of shares issued to shareholders in payment of distributions declared	3,343,424	3,865,345
Cost of shares redeemed	(688,399,809)	(552,301,419)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,005,937)	6,052,564
Change in net assets	(8,949,042)	6,098,483
Net Assets:
Beginning of period	218,044,486	211,946,003
End of period (including distributions in excess of net investment income of $(126) and $(89), respectively)	$209,095,444	$218,044,486

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders), up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995 and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	355,836,463	$355,836,463	391,082,945	$391,082,945
Shares issued to shareholders in payment of distributions declared	1,848,808	1,848,808	2,247,899	2,247,899
Shares redeemed	(367,955,632)	(367,955,632)	(399,626,120)	(399,626,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(10,270,361)	$(10,270,361)	(6,295,276)	$(6,295,276)

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	320,213,985	$320,213,985	163,405,693	$163,405,693
Shares issued to shareholders in payment of distributions declared	1,494,616	1,494,616	1,617,446	1,617,446
Shares redeemed	(320,444,177)	(320,444,177)	(152,675,299)	(152,675,299)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,264,424	$1,264,424	12,347,840	$12,347,840
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(9,005,937)	$(9,005,937)	6,052,564	$6,052,564

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$4,772,059	$5,884,443
Ordinary income [1]	$ 21,807	$ --
Long-term capital gains	$ 14,537	$ --

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(126)
Undistributed ordinary income [1]	$38,680
Undistributed long-term capital gains	$52,062

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $203,632 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,381 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $376,158 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $3,437 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $159,491 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $419,190,000 and $366,205,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $3,238 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 74.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.9% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $14,537.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF CONNECTICUT MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Connecticut Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Connecticut Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

CONNECTICUT MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Connecticut Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919601
Cusip 60934N559

29367 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006		2005	[1]	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032		0.029		0.018		0.008
Net realized gain (loss) on investments	0.000	[2]	0.000	[2]	0.000	[2]	(0.000)	[2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032		0.029		0.018		0.008
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)		(0.029)		(0.018)		(0.008)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--		--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.032)		(0.029)		(0.018)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return [3]	2.38%		3.30%		2.96%		1.83%		0.76%

Ratios to Average Net Assets:
Net expenses	0.47	% [4]	0.47%		0.47%		0.45%		0.45%
Net investment income	2.34%		3.24%		2.94%		1.80%		0.74%
Expense waiver/reimbursement [5]	0.10%		0.10	% [6]	0.21	% [6]	0.35	% [6]	0.35	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$165,928		$199,736		$203,869		$161,050		$198,633

1 Beginning with the year ended October 31, 2005, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.47% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.10	$2.38
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.77	$2.39

1 Expenses are equal to the Fund's annualized net expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.4%
Municipal Notes	19.7%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.3%
8-30 Days	2.6%
31-90 Days	3.3%
91-180 Days	2.3%
181 Days or more	9.6%
Other Assets and Liabilities--Net [2]	0.9%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.1% [1,2]
		Alabama--10.7%
$1,000,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.320%, 11/6/2008	$1,000,000
2,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 1.850%, 11/7/2008	2,200,000
1,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	1,000,000
8,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.100%, 11/6/2008	8,000,000
5,500,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 2.800%, 11/5/2008	5,500,000
		TOTAL	17,700,000
		Colorado--1.9%
3,100,000		Triview, CO Metropolitan District, 3.60% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2008	3,100,000
		Florida--1.2%
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 1.830%, 11/6/2008	2,065,000
		Illinois--7.1%
1,300,000	[3,4]	Chicago, IL Board of Education, ROCs (Series 3075), Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 2.580%, 11/6/2008	1,300,000
5,000,000		Chicago, IL School Finance Authority, (Series B), 5.00% Bonds (FSA INS), 6/1/2009	5,088,085
5,400,000		Illinois Finance Authority, (Series 2008), Weekly VRDNs (Clearbrook Corp.)/ (Harris, N.A. LOC), 2.000%, 11/6/2008	5,400,000
		TOTAL	11,788,085
		Indiana--0.0%
15,000		St. Joseph County, IN, (Series 2000), Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 2.650%, 11/6/2008	15,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Iowa--1.9%
$3,150,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008-O), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	$3,150,321
		Louisiana--2.7%
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 2.370%, 11/6/2008	4,500,000
		Maine--2.0%
3,345,000		Maine Finance Authority, (Series 2000), Weekly VRDNs (Kents Hill School)/ (Allied Irish Banks PLC LOC), 1.800%, 11/6/2008	3,345,000
		Maryland--4.9%
1,150,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	1,150,037
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 2.050%, 11/6/2008	3,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	100,000
3,000,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 1.600%, 11/6/2008	3,000,000
900,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	900,000
		TOTAL	8,150,037
		Massachusetts--0.6%
1,000,000		Commonwealth of Massachusetts, (Series C), 4.00% RANs, 5/29/2009	1,010,165
		Michigan--11.3%
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.820%, 11/6/2008	80,000
9,000,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.960%, 11/6/2008	9,000,000
2,850,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 3.330%, 11/6/2008	2,850,000
4,000,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	4,000,000
2,800,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	2,800,000
		TOTAL	18,730,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Minnesota--5.5%
$2,575,000		Hennepin County, MN Sales Tax Revenue Fund: Second Lien, (Series B), 3.50% Bonds, 12/15/2008	$2,579,578
2,000,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.730%, 11/6/2008	2,000,000
4,500,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/ (Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 1.700%, 11/6/2008	4,500,000
		TOTAL	9,079,578
		Mississippi--2.1%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 2.570%, 11/6/2008	3,500,000
		Multi State--1.9%
1,279,433	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (Bank of America N.A. LIQ)/(LaSalle Bank, N.A. LOC), 2.020%, 11/6/2008	1,279,433
1,830,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 1.870%, 11/6/2008	1,830,000
		TOTAL	3,109,433
		Nevada--0.6%
1,000,000		Las Vegas, NV Convention & Visitors Authority, (Series 1999), 5.75% Bonds (United States Treasury PRF 7/1/2009@101), 7/1/2015	1,036,455
		New Jersey--1.1%
1,864,000		Closter, NJ, 3.00% BANs, 6/19/2009	1,875,846
		New York--5.7%
9,385,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	9,385,000
		Ohio--13.0%
4,840,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/ (FirstMerit Bank, N.A. LOC), 3.320%, 11/6/2008	4,840,000
1,250,000		Berea, OH, 2.10% BANs, 8/27/2009	1,252,509
1,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	1,000,635
3,195,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 1.920%, 11/6/2008	3,195,000
5,645,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 2.280%, 11/6/2008	5,645,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,840,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 1.950%, 11/5/2008	$3,840,000
1,885,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC), 2.570%, 11/6/2008	1,885,000
		TOTAL	21,658,144
		Pennsylvania--9.5%
2,735,000		Beaver County, PA IDA, (Series 2006-B), Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 1.950%, 11/5/2008	2,735,000
2,500,000		Bucks County, PA IDA, (Series 2007B), Weekly VRDNs (Pennswood Village)/ (Bank of America N.A. LOC), 1.800%, 11/6/2008	2,500,000
195,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.780%, 11/7/2008	195,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	1,200,000
7,100,000		Spring Grove, PA Area School District, (Series 2008), Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 6.500%, 11/6/2008	7,100,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	2,000,000
		TOTAL	15,730,000
		South Carolina--1.2%
1,920,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2008-AK), 2.65% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 1/15/2009	1,920,788
		Tennessee--2.1%
3,450,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 1.820%, 11/6/2008	3,450,000
		Texas--11.8%
6,050,000	[3,4]	Lower Colorado River Authority, TX, (Series 2000 ZZZ), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.450%, 11/5/2008	6,050,000
3,800,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	3,800,000
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014), Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 1.920%, 11/6/2008	1,000,000
2,195,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2481), Weekly VRDNs (Texas State)/(PNC Bank, N.A. LIQ), 1.830%, 11/6/2008	2,195,000
1,900,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 1.830%, 11/6/2008	1,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$3,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	$3,033,485
1,600,000		Travis County, TX HFDC (Series A), 5.875% Bonds (Ascension Health Credit Group)/(United States Treasury PRF 11/15/2009@101), 11/15/2024	1,667,084
		TOTAL	19,645,569
		Virginia--0.3%
525,000		Roanoke, VA IDA, (Series 2005B-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	525,000
		TOTAL MUNICIPAL INVESTMENTS--99.1% (AT AMORTIZED COST) [5]	164,469,421
		OTHER ASSETS AND LIABILITIES - NET--0.9% [6]	1,459,034
		TOTAL NET ASSETS--100%	$165,928,455

At October 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $44,920,579 which represented 27.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $44,920,579, which represented 27.1% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$164,469,421
Cash		638,587
Income receivable		1,120,809
Prepaid expenses		16,169
TOTAL ASSETS		166,244,986
Liabilities:
Payable for shares redeemed	$2,250
Income distribution payable	312,346
Payable for Directors'/Trustees' fees	1,935
TOTAL LIABILITIES		316,531
Net assets for 165,893,652 shares outstanding		$165,928,455
Net Assets Consist of:
Paid-in capital		$165,885,791
Accumulated net realized gain on investments		40,339
Undistributed net investment income		2,325
TOTAL NET ASSETS		$165,928,455
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$165,928,455 ÷ 165,893,652 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$5,224,186
Expenses:
Investment adviser fee (Note 5)		$744,322
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		7,096
Transfer and dividend disbursing agent fees and expenses		17,768
Directors'/Trustees' fees		1,935
Auditing fees		18,149
Legal fees		14,958
Portfolio accounting fees		54,724
Share registration costs		30,790
Printing and postage		12,377
Insurance premiums		5,233
Miscellaneous		7,507
TOTAL EXPENSES		1,064,859
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(181,652)
Waiver of administrative personnel and services fee (Note 5)	(8,311)
Reduction of custodian fees (Note 6)	(2,943)
TOTAL WAIVERS AND REDUCTION		(192,906)
Net expenses			871,953
Net investment income			4,352,233
Net realized gain on investments			40,416
Change in net assets resulting from operations			$4,392,649

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,352,233	$5,783,688
Net realized gain on investments	40,416	6,440
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,392,649	5,790,128
Distributions to Shareholders:
Distributions from net investment income	(4,349,529)	(5,784,103)
Distributions from net realized gain on investments	(6,517)	(9,593)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,356,046)	(5,793,696)
Share Transactions:
Proceeds from sale of shares	491,048,362	482,157,267
Net asset value of shares issued to shareholders in payment of distributions declared	1,840,958	2,831,373
Cost of shares redeemed	(526,733,120)	(489,118,629)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(33,843,800)	(4,129,989)
Change in net assets	(33,807,197)	(4,133,557)
Net Assets:
Beginning of period	199,735,652	203,869,209
End of period (including undistributed (distributions in excess of) net investment income of $2,325 and $(379), respectively)	$165,928,455	$199,735,652

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007
Shares sold	491,048,362	482,157,267
Shares issued to shareholders in payment of distributions declared	1,840,958	2,831,373
Shares redeemed	(526,733,120)	(489,118,629)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(33,843,800)	(4,129,989)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$4,349,529	$5,784,103
Ordinary income [1]	$ 840	$ --
Long-term capital gains	$ 5,677	$ 9,593

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$2,325
Undistributed ordinary income [1]	$10,903
Undistributed long-term capital gains	$29,436

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may also voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser waived $181,652 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,311 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $311,448,000 and $285,020,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $2,943 under these arrangements.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $5,677.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE TRUST:

We have audited the accompanying statement of assets and liabilities of Federated Tax-Free Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended October 31, 2004 were audited by another independent registered public accounting firm whose report, dated December 17, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Tax-Free Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED TAX-FREE TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N666

29452 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Class II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032	0.028	0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032	0.028	0.017		0.006
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)	(0.028)	(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.032)	(0.028)	(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	2.35%		3.23%	2.85%	1.70%		0.63%

Ratios to Average Net Assets:
Net expenses	0.60	% [3]	0.57%	0.61%	0.61%		0.62%
Net investment income	2.27%		3.18%	2.81%	1.64%		0.62%
Expense waiver/reimbursement [4]	0.24%		0.18%	0.14%	0.18%		0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,675		$211,828	$231,061	$189,129		$230,885

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.60% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.020		0.029	0.025	0.014		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.020		0.029	0.025	0.014		0.004
Less Distributions:
Distributions from net investment income	(0.020)		(0.029)	(0.025)	(0.014)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--		--
TOTAL DISTRIBUTIONS	(0.020)		(0.029)	(0.025)	(0.014)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	2.08%		2.94%	2.58%	1.44%		0.37%

Ratios to Average Net Assets:
Net expenses	0.86	% [3]	0.85%	0.89%	0.87%		0.89%
Net investment income	2.04%		2.89%	2.49%	1.37%		0.32%
Expense waiver/reimbursement [4]	0.25%		0.23%	0.18%	0.19%		0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,115		$66,881	$131,842	$173,201		$129,139

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.86% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,				Period Ended
	2008		2007	2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019		0.027	0.024	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.019		0.027	0.024	0.011
Less Distributions:
Distributions from net investment income	(0.019)		(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--	--
TOTAL DISTRIBUTIONS	(0.019)		(0.027)	(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00
Total Return [3]	1.93%		2.78%	2.42%	1.13%

Ratios to Average Net Assets:
Net expenses	1.01	% [4]	1.00%	1.03%	1.00	% [5]
Net investment income	1.81%		2.74%	2.37%	1.62	% [5]
Expense waiver/reimbursement [6]	0.45%		0.43%	0.38%	0.44	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$115,182		$93,416	$101,997	$124,304

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,010.80	$3.03
Cash II Shares	$1,000	$1,009.50	$4.34
Cash Series Shares	$1,000	$1,008.70	$5.10
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.12	$3.05
Cash II Shares	$1,000	$1,020.81	$4.37
Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.60%
Cash II Shares	0.86%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	87.6%
Municipal Notes	10.2%
Commercial Paper	1.7%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	0.5%
31-90 Days	4.4%
91-180 Days	0.9%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		California--0.9%
$3,500,000		California State, GO Tax Exempt Notes, 9.00% CP, Mandatory Tender 11/6/2008	$3,500,000
		District of Columbia--1.1%
4,565,000		District of Columbia HFA, SFM Revenue Bonds (Series 2005), 3.21% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	4,565,000
		Florida--82.6%
15,985,000		Brevard County, FL Health Facilities Authority Weekly VRDNs (Wuesthoff Memorial Hospital)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	15,985,000
10,395,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 1.880%, 11/6/2008	10,395,000
8,545,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(FSA INS)/(Bank of America N.A. LIQ), 2.500%, 11/6/2008	8,545,000
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,056,691
13,615,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.940%, 11/6/2008	13,615,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	10,000,000
5,555,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	5,555,000
4,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 1.930%, 11/5/2008	4,500,000
8,520,000		Florida HFA, (Series 2006H) Weekly VRDNs (Brook Haven Apartments)/(SunTrust Bank LOC), 1.910%, 11/6/2008	8,520,000
5,210,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ), 2.000%, 11/5/2008	5,210,000
13,075,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C25) Weekly VRDNs (Bank of New York LIQ), 2.000%, 11/5/2008	13,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$10,145,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C57) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	$10,145,000
10,100,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 1.630%, 11/5/2008	10,100,000
3,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.100%, 11/5/2008	3,000,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	4,100,000
8,790,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/Citibank NA, New York LOC), 1.850%, 11/5/2008	8,790,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 2.150%, 11/6/2008	5,500,000
9,600,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 2.850%, 11/6/2008	9,600,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 2.320%, 11/6/2008	2,400,000
5,140,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360) Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.070%, 11/6/2008	5,140,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (GTD by Portion Pac, Inc.)/(H.J. Heinz Co.), 3.550%, 11/6/2008	2,700,000
9,350,000	[3,4]	Jacksonville, FL Sales Tax, MuniTOPS (Series 2003-6) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	9,350,000
20,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	20,000,000
700,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 5.800%, 11/6/2008	700,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 2.030%, 11/6/2008	5,000,000
19,800,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 10281) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup, Inc. LIQ), 2.030%, 11/6/2008	19,800,000
6,000,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.930%, 11/5/2008	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$1,600,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co. LOC), 1.950%, 11/6/2008	$1,600,000
1,250,000		Miami-Dade County, FL Water & Sewer Authority, (Series 2005) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.300%, 11/6/2008	1,250,000
10,100,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Banknorth N.A. LOC), 1.370%, 11/6/2008	10,100,000
2,360,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/(Bank of America N.A. LOC), 2.500%, 11/5/2008	2,360,000
5,230,000		Orange County, FL HFA, (Series 2005B) Weekly VRDNs (Harris Cove Partners Ltd.)/(FNMA LOC), 2.500%, 11/5/2008	5,230,000
13,385,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 11/6/2008	13,385,000
8,250,000		Orlando & Orange County Expressway Authority, FL, (Series 2003D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/6/2008	8,250,000
3,620,000		Osceola County, FL HFA, (Series 2002A) Weekly VRDNs (Regatta Bay Apartments)/(FNMA LOC), 1.900%, 11/5/2008	3,620,000
1,300,000		Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art, Inc.)/(Bank of America N.A. LOC), 1.850%, 11/5/2008	1,300,000
5,500,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Hospice of Palm Beach County, Inc.)/(Northern Trust Co., Chicago, IL LOC), 1.700%, 11/6/2008	5,500,000
10,000,000		Sarasota County, FL Public Hospital District, (Series 2007B) Weekly VRDNs (Sarasota Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 1.830%, 11/7/2008	10,000,000
3,500,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 2.540%, 11/6/2008	3,500,000
7,250,000	[3,4]	South Miami, FL Health Facilities Authority, (PA-1488) Weekly VRDNs (Baptist Health System of South Florida)/(Merrill Lynch & Co., Inc. LIQ), 2.390%, 11/6/2008	7,250,000
3,700,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 1.750%, 11/6/2008	3,700,000
11,900,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 1.350%, 11/3/2008	11,900,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	10,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Florida--continued
$4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/6/2008	$4,775,000
1,600,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 2.100%, 11/5/2008	1,600,000
		TOTAL	328,101,691
		Illinois--3.3%
13,000,000		Illinois State Toll Highway Authority, (Series 2007 A-1) Weekly VRDNs (Dexia Credit Local LIQ), 2.700%, 11/6/2008	13,000,000
		Indiana--0.1%
540,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 2.720%, 11/6/2008	540,000
		Kentucky--0.6%
2,345,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 2.380%, 11/6/2008	2,345,000
		Multi State--3.2%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 1.490%%, 11/20/2008	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 1.490%%, 11/20/2008	6,600,000
		TOTAL	12,600,000
		New Jersey--6.4%
2,000,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	2,000,945
3,496,014		Boonton Township, NJ, 3.00% BANs, 1/23/2009	3,498,480
1,636,300		Bridgeton, NJ, 3.25% BANs, 3/5/2009	1,637,645
2,690,100		Cliffside Park, NJ, 2.25% BANs, 4/30/2009	2,692,687
1,908,000		Commercial, NJ, 3.80% BANs, 11/28/2008	1,908,202
2,466,000		Dumont, NJ, 3.00% BANs, 7/31/2009	2,476,750
2,000,000		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	2,001,214
2,815,050		High Bridge Borough, NJ, 2.50% BANs, 1/14/2009	2,817,344
1,620,592		High Bridge Borough, NJ, 3.00% BANs, 7/23/2009	1,628,032
3,030,000		Teaneck, NJ, 3.00% BANs, 7/31/2009	3,049,851
1,862,000		Wallington, NJ, 2.50% BANs, 5/11/2009	1,866,304
		TOTAL	25,577,454
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--0.5%
$1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 1.490%%, 11/20/2008	$1,500,000
380,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/6/2008	380,000
		TOTAL	1,880,000
		West Virginia--0.8%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.75% CP (Virginia Electric & Power Co.), Mandatory Tender 11/7/2008	3,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	395,109,145
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	1,862,468
		TOTAL NET ASSETS--100%	$396,971,613

Securities that are subject to the federal alternative minimum tax (AMT) represent 56.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
97.4%	2.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $102,685,000, which represented 25.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $102,685,000, which represented 25.9% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$395,109,145
Cash		396,698
Income receivable		1,963,432
Receivable for shares sold		29,712
TOTAL ASSETS		397,498,987
Liabilities:
Payable for shares redeemed	$51,731
Payable for Directors'/Trustees' fees	962
Payable for transfer and dividend disbursing agent fees and expenses	6,483
Payable for portfolio accounting fees	10,759
Income distribution payable	328,335
Payable for distribution services fee (Note 5)	41,868
Payable for shareholder services fee (Note 5)	67,938
Accrued expenses	19,298
TOTAL LIABILITIES		527,374
Net assets for 396,859,426 shares outstanding		$396,971,613
Net Assets Consist of:
Paid-in capital		$396,859,426
Accumulated net realized gain on investments		127,183
Distributions in excess of net investment income		(14,996)
TOTAL NET ASSETS		$396,971,613
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$228,675,065 ÷ 228,610,278 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$53,114,856 ÷ 53,094,692 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$115,181,692 ÷ 115,154,456 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$11,912,815
Expenses:
Investment adviser fee (Note 5)		$1,670,122
Administrative personnel and services fee (Note 5)		326,511
Custodian fees		17,323
Transfer and dividend disbursing agent fees and expenses		220,013
Directors'/Trustees' fees		4,793
Auditing fees		17,401
Legal fees		19,949
Portfolio accounting fees		111,709
Distribution services fee--Cash II Shares (Note 5)		158,653
Distribution services fee--Cash Series Shares (Note 5)		704,134
Shareholder services fee--Institutional Shares (Note 5)		443,106
Shareholder services fee--Cash II Shares (Note 5)		158,653
Shareholder services fee--Cash Series Shares (Note 5)		293,389
Account administration fee--Institutional Shares		83,663
Share registration costs		78,700
Printing and postage		53,357
Insurance premiums		5,878
Miscellaneous		17,922
TOTAL EXPENSES		4,385,276
Waivers, Reimbursements and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(829,197)
Waiver of administrative personnel and services fee (Note 5)	(8,605)
Waiver of distribution services fee--Cash II Shares (Note 5)	(31,731)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(293,389)
Reimbursement of shareholder services fee--Institutional Shares (Note 5)	(80,873)
Reimbursement of shareholder services fee--Cash II Shares (Note 5)	(50)
Reduction of custodian fees (Note 6)	(3,681)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTION		(1,247,526)
Net expenses			3,137,750
Net investment income			8,775,065
Net realized gain on investments			127,466
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS			$8,902,531

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,775,065	$13,776,834
Net realized gain on investments	127,466	52,545
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,902,531	13,829,379
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,373,348)	(7,939,431)
Cash II Shares	(1,292,004)	(2,975,579)
Cash Series Shares	(2,124,019)	(2,862,638)
Distributions from net realized gain on investments
Institutional Shares	(27,359)	--
Cash II Shares	(8,892)	--
Cash Series Shares	(13,451)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,839,073)	(13,777,648)
Share Transactions:
Proceeds from sale of shares	1,099,424,586	1,015,662,017
Net asset value of shares issued to shareholders in payment of distributions declared	5,775,128	8,309,054
Cost of shares redeemed	(1,080,416,980)	(1,116,797,672)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	24,782,734	(92,826,601)
Change in net assets	24,846,192	(92,774,870)
Net Assets:
Beginning of period	372,125,421	464,900,291
End of period (including distributions in excess of net investment income of $(14,996) and $(690), respectively)	$396,971,613	$372,125,421

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	602,508,692	$602,508,692	517,424,305	$517,424,305
Shares issued to shareholders in payment of distributions declared	2,365,162	2,365,162	3,049,196	3,049,196
Shares redeemed	(588,062,667)	(588,062,667)	(539,731,959)	(539,731,959)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	16,811,187	$16,811,187	(19,258,458)	$(19,258,458)

Year Ended October 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	140,953,935	$140,953,935	290,152,452	$290,152,452
Shares issued to shareholders in payment of distributions declared	1,299,966	1,299,966	2,399,249	2,399,249
Shares redeemed	(156,031,233)	(156,031,233)	(357,532,178)	(357,532,178)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(13,777,332)	$(13,777,332)	(64,980,477)	$(64,980,477)

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	355,961,959	$355,961,959	208,085,260	$208,085,260
Shares issued to shareholders in payment of distributions declared	2,110,000	2,110,000	2,860,609	2,860,609
Shares redeemed	(336,323,080)	(336,323,080)	(219,533,535)	(219,533,535)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	21,748,879	$21,748,879	(8,587,666)	$(8,587,666)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	24,782,734	$24,782,734	(92,826,601)	$(92,826,601)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$8,789,371	$13,777,648
Long-term capital gains	$ 49,702	$ --

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(14,996)
Undistributed ordinary income	$90,881
Undistributed long-term capital gains	$36,302

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $829,197 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,605 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $325,120 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $80,923 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $705,212,000 and $737,851,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $3,681 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 63.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the fund was $49,702.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF FLORIDA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Florida Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Florida Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since September 1994. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

FLORIDA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Florida Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N336
Cusip 60934N344
Cusip 608919700

29505 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032		0.029	0.018		0.007
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032		0.029	0.018		0.007
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.32%		3.27%		2.94%	1.81	% [3]	0.73%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.49%		0.49%	0.49%		0.49%
Net investment income	2.21%		3.21%		2.91%	1.81%		0.72%
Expense waiver/reimbursement [5]	0.31%		0.34%		0.39%	0.41%		0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$896,639		$785,009		$654,188	$532,323		$466,695

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.50% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,010.50	$2.53
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.62	$2.54

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.2%
Municipal Notes	18.2%
Commercial Paper	10.0%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.7%
8-30 Days	4.7%
31-90 Days	17.5%
91-180 Days	1.0%
181 Days or more	4.5%
Other Assets and Liabilities--Net [2]	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.4% [1,2]
		Georgia--99.2%
$4,380,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	$4,380,000
16,210,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 2.00% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 12/4/2008	16,210,000
19,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 2.25% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/20/2008	19,166,000
5,150,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 4.00% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/5/2008	5,150,000
5,075,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	5,075,000
9,135,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 1.95% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 12/4/2008	9,135,000
4,240,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 4.00% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 11/5/2008	4,240,000
5,000,000		Atlanta, GA Water & Wastewater, (Series 2006), 1.85% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 2/6/2009	5,000,000
29,500,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 11/6/2008	29,500,000
14,580,000	[3,4]	Atlanta, GA Water & Wastewater, MERLOTS (Series 2007-C92), 2.50% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 11/19/2008	14,580,000
2,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 1.950%, 11/6/2008	2,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	8,400,000
5,170,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.050%, 11/5/2008	5,170,000
8,875,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, PUTTERs (Series 2257) Weekly VRDNs (GNMA COL)/(JPMorgan Chase Bank, N.A. LIQ), 2.070%, 11/6/2008	8,875,000
7,000,000		Bacon, GA Industrial Building Authority, (Series 2004) Weekly VRDNs (D.L. Lee & Sons, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$6,000,000		Bartow County, GA, 3.00% TANs, 12/31/2008	$6,009,645
2,900,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	2,900,000
1,000,000		Bibb County, GA School District, 5.00% Bonds (Georgia State), 4/1/2009	1,012,942
6,500,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 2.300%, 11/6/2008	6,500,000
14,960,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	14,960,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 1.820%, 11/6/2008	8,330,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 2.550%, 11/6/2008	7,970,000
5,410,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 2.470%, 11/6/2008	5,410,000
4,235,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(SunTrust Bank LOC), 1.680%, 11/6/2008	4,235,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 2.040%, 11/5/2008	3,300,000
11,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 2.550%, 11/6/2008	11,300,000
200,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 1.950%, 11/6/2008	200,000
2,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 1.970%, 11/6/2008	2,000,000
4,000,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 1.850%, 11/5/2008	4,000,000
37,465,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 2.400%, 11/6/2008	37,465,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 2.020%, 11/6/2008	7,500,000
17,160,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	17,160,000
1,100,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,100,000
950,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	950,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$5,930,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 1.840%, 11/5/2008	$5,930,000
2,865,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,865,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 2.050%, 11/5/2008	1,250,000
700,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 1.850%, 11/5/2008	700,000
2,150,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,150,000
7,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Paideia School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	7,000,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 1.900%, 11/5/2008	2,725,000
12,950,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 1.500%, 11/6/2008	12,950,000
7,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.550%, 11/6/2008	7,000,000
4,000,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 2.370%, 11/6/2008	4,000,000
16,000,000		Dougherty County, GA School System, 1.95% TANs, 12/31/2008	16,001,252
5,700,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 2.000%, 11/6/2008	5,700,000
14,000,000		Douglas County, GA, 2.15% TANs, 12/31/2008	14,002,221
4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 2.200%, 11/6/2008	4,950,000
6,720,000		Floyd County, GA Development Authority - Environmental Improvement, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 2.100%, 11/6/2008	6,720,000
27,800,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 1.250%, 11/3/2008	27,800,000
1,100,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 1.800%, 11/5/2008	1,100,000
2,800,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,800,000
5,635,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	5,635,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	$2,500,000
5,700,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,700,000
4,000,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,000,000
15,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 1.800%, 11/5/2008	15,000,000
4,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	4,500,000
10,730,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 2.170%, 11/6/2008	10,730,000
12,875,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(SunTrust Bank LOC), 2.050%, 11/5/2008	12,875,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 4.000%, 11/15/2008	6,000,000
1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 1.500%, 11/5/2008	1,745,000
45,000,000		Fulton County, GA School District, 3.00% TANs, 12/31/2008	45,054,276
8,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	8,000,000
8,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008C) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	8,000,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	8,300,000
8,300,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008F) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	8,300,000
16,340,000		Gainesville & Hall County, GA Hospital Authority, (Series H) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 1.750%, 11/5/2008	16,340,000
1,000,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,000,000
10,840,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(FHLMC COL)/(FHLMC LIQ), 2.170%, 11/6/2008	10,840,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$1,980,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	$1,980,000
800,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/(SunTrust Bank LOC), 2.050%, 11/5/2008	800,000
1,845,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 1.850%, 11/5/2008	1,845,000
2,750,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106), 2.15% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,750,000
5,540,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 1.600%, 11/6/2008	5,540,000
12,945,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	12,945,000
11,690,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 1.650%, 11/6/2008	11,690,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 1.900%, 11/6/2008	230,000
11,084,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 1.750%, 11/5/2008	11,084,000
1,500,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,500,000
1,205,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 1.950%, 11/6/2008	1,205,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 4.000%, 11/5/2008	6,100,000
7,640,000		Gwinnett County, GA Hospital Authority, (Series A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 11/5/2008	7,640,000
20,350,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 1.800%, 11/5/2008	20,350,000
2,285,000		Hall County, GA School District, (Series B), 4.50% Bonds (GTD by Georgia State), 11/1/2008	2,285,000
20,000,000		Henry County, GA School District, 2.25% TANs, 12/16/2008	20,002,214
280,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 1.900%, 11/6/2008	280,000
2,400,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 2.100%, 11/6/2008	2,400,000
21,710,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.000%, 11/6/2008	21,710,000
5,280,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 1.970%, 11/6/2008	5,280,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 2.030%, 11/5/2008	$7,770,000
13,030,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 1.880%, 11/6/2008	13,030,000
18,235,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.880%, 11/6/2008	18,235,000
757,000		Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 8.000%, 11/6/2008	757,000
22,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 2.10% TOBs (Georgia Power Co.), Mandatory Tender 7/14/2009	22,000,000
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,500,000
4,500,000		Peach County, GA Development Authority, (Series 2008) Weekly VRDNs (FVSU Wildcat Commons III, LLC)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	4,500,000
2,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 1.750%, 11/5/2008	2,000,000
17,935,000		Private Colleges & Universities Facilities of GA, (Series A), 1.75% TOBs (Emory University), Mandatory Tender 7/1/2009	17,935,000
14,000,000		Private Colleges & Universities Facilities of GA, 1.72% CP (Emory University), Mandatory Tender 12/10/2008	14,000,000
17,000,000		Private Colleges & Universities Facilities of GA, 1.85% CP (Emory University), Mandatory Tender 12/16/2008	17,000,000
3,425,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.800%, 11/6/2008	3,425,000
7,000,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 1.950%, 11/6/2008	7,000,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 2.050%, 11/5/2008	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 3.500%, 11/5/2008	3,000,000
6,200,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	6,200,000
1,000,000		Savannah, GA EDA, (Series 2008A: University Village) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	1,000,000
4,595,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc. Project)/(Wachovia Bank N.A. LOC), 2.450%, 11/5/2008	4,595,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 2.800%, 11/5/2008	$2,000,000
1,400,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	1,400,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,000,000
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 2.050%, 11/5/2008	7,500,000
1,770,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/7/2008	1,770,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 2.650%, 11/6/2008	1,175,000
		TOTAL	889,604,550
		Puerto Rico--0.2%
2,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	2,000,000
		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST) [5]	891,604,550
		OTHER ASSETS AND LIABILITIES - NET--0.6% [6]	5,034,779
		TOTAL NET ASSETS--100%	$896,639,329
Securities that are subject to the federal alternative minimum tax (AMT) represent 37.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.7%	0.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $147,040,000, which represented 16.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $147,040,000, which represented 16.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$891,604,550
Income receivable		4,741,693
Receivable for investments sold		5,480,000
Receivable for shares sold		14,690
TOTAL ASSETS		901,840,933
Liabilities:
Payable for shares redeemed	$27,094
Income distribution payable	187,853
Bank overdraft	4,794,120
Payable for shareholder services fee (Note 5)	191,797
Accrued expenses	740
TOTAL LIABILITIES		5,201,604
Net assets for 896,318,750 shares outstanding		$896,639,329
Net Assets Consist of:
Paid-in capital		$896,318,750
Accumulated net realized gain on investments		360,646
Distributions in excess of net investment income		(40,067)
TOTAL NET ASSETS		$896,639,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$896,639,329 ÷ 896,318,750 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$27,880,421
Expenses:
Investment adviser fee (Note 5)		$4,120,937
Administrative personnel and services fee (Note 5)		805,432
Custodian fees		39,755
Transfer and dividend disbursing agent fees and expenses		497,793
Directors'/Trustees' fees		8,532
Auditing fees		17,400
Legal fees		16,052
Portfolio accounting fees		124,359
Shareholder services fee (Note 5)		2,555,642
Account administration fee		19,944
Share registration costs		58,923
Printing and postage		29,796
Insurance premiums		7,076
Miscellaneous		40,336
TOTAL EXPENSES		8,341,977
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,184,084)
Waiver of administrative personnel and services fee (Note 5)	(21,044)
Reduction of custodian fees (Note 6)	(23,009)
TOTAL WAIVERS AND REDUCTION		(3,228,137)
Net expenses			5,113,840
Net investment income			22,766,581
Net realized gain on investments			361,708
Change in net assets resulting from operations			$23,128,289

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,766,581	$23,407,113
Net realized gain on investments	361,708	19,490
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,128,289	23,426,603
Distributions to Shareholders:
Distributions from net investment income	(22,805,737)	(23,408,031)
Distributions from net realized gain on investments	(17,206)	(41,119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,822,943)	(23,449,150)
Share Transactions:
Proceeds from sale of shares	2,310,373,192	1,822,822,899
Net asset value of shares issued to shareholders in payment of distributions declared	20,864,331	21,531,996
Cost of shares redeemed	(2,219,912,576)	(1,713,511,432)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	111,324,947	130,843,463
Change in net assets	111,630,293	130,820,916
Net Assets:
Beginning of period	785,009,036	654,188,120
End of period (including distributions in excess of net investment income of $(40,067) and $(911), respectively)	$896,639,329	$785,009,036

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007
Shares sold	2,310,373,192	1,822,822,899
Shares issued to shareholders in payment of distributions declared	20,864,331	21,531,996
Shares redeemed	(2,219,912,576)	(1,713,511,432)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	111,324,947	130,843,463

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$22,805,737	$23,408,031
Ordinary income [1]	$ 17,206	$ 3,346
Long-term capital gains	$ --	$ 37,773

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(40,067)
Undistributed ordinary income [1]	$99,527
Undistributed long-term capital gain	$261,119

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $3,184,084 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $21,044 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC received $2,871 of fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,053,099,000 and $948,648,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $23,009 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 65.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.2% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF GEORGIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Georgia Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1995. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

GEORGIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Georgia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N328

29506 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Maryland Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.030	0.027	0.016	0.005
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	--	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.020	0.030	0.027	0.016	0.005

Less Distributions:
Distributions from net investment income	(0.020)	(0.030)	(0.027)	(0.016)	(0.005)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.00%	3.05%	2.73%	1.61%	0.53%

Ratios to Average Net Assets:

Net expenses	0.71%[3]	0.70%	0.69%	0.68%	0.70%

Net investment income	1.95%	3.01%	2.71%	1.58%	0.54%

Expense waiver/reimbursement[4]	0.20%	0.29%	0.43%	0.42%	0.42%

Supplemental Data:

Net assets, end of period (000 omitted)	$140,108	$113,640	$92,330	$78,122	$83,202

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.71% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,009.30	$3.59

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.57	$3.61

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Demand Instruments	78.8%

Municipal Notes	16.7%

Commercial Paper	3.7%

Other Assets and Liabilities--Net[2]	0.8%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	78.9%

8-30 Days	6.8%

31-90 Days	10.7%

91-180 Days	2.8%

181 Days or more	0.0%

Other Assets and Liabilities--Net[2]	0.8%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.2%[1,2]
		Maryland--99.2%
$675,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 1.800%, 11/6/2008	$675,000
5,500,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 1.850%, 11/5/2008	5,500,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 3.750%, 11/14/2008	2,100,000
955,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.050%, 11/5/2008	955,000
6,450,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 1.820%, 11/6/2008	6,450,000
200,000		Carroll County, MD EDRB, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/ (Bank of America N.A. LOC), 1.750%, 11/6/2008	200,000
3,740,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/ (Branch Banking & Trust Co. LOC), 1.950%, 11/6/2008	3,740,000
3,950,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/ (Comerica Bank LOC), 1.770%, 11/6/2008	3,950,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 1.600%, 11/6/2008	5,000,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
2,075,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 2.500%, 11/5/2008	2,075,000
5,000,000		Maryland Health and Higher Educational Facilities Authority, (Series C), 2.65% CP (Johns Hopkins Hospital), Mandatory Tender 1/22/2009	5,000,000
2,900,000		Maryland IDFA, (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/ (GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,900,000
2,870,000		Maryland IDFA, (Series 2002A), Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(SunTrust Bank LOC), 1.800%, 11/5/2008	2,870,000
3,000,000	[3,4]	Maryland IDFA, Term Tender Custodial Receipts (Series 2008S), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/26/2008	3,000,305
2,880,000		Maryland State Community Development Administration, (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 1.980%, 11/5/2008	2,880,000
8,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 1.980%, 11/5/2008	8,850,000
1,600,000		Maryland State Department of Transportation, (Series 2002), 5.50% Bonds, 2/1/2009	1,614,639
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	$1,750,000
1,315,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/7/2008	1,315,000
1,200,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 2.050%, 11/5/2008	1,200,000
2,300,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,300,000
990,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	990,000
1,930,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 2.450%, 11/7/2008	1,930,000
5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 1.750%, 11/6/2008	5,000,000
530,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/ (Bank of America N.A. LOC), 1.500%, 11/6/2008	530,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 2.050%, 11/6/2008	6,000,000
3,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.330%, 11/5/2008	3,000,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 1.800%, 11/4/2008	715,000
5,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006), Weekly VRDNs (Gilman School, Inc.)/(SunTrust Bank LOC), 1.800%, 11/5/2008	5,300,000
3,390,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	3,390,000
3,595,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/(Branch Banking & Trust Co. LIQ), 1.600%, 11/6/2008	3,595,000
2,380,000		Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 3.00% Bonds, 3/1/2009	2,388,484
205,000		Montgomery County, MD EDA, (Series 2002), Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	205,000
1,000,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	1,000,000
6,465,000	[3,4]	Montgomery County, MD EDA, Term Tender Custodial Receipts (Series 2008K), 2.70% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	6,465,471
8,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 1.930%, 11/5/2008	8,450,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 5.000%, 11/3/2008	$959,000
2,130,000		Montgomery County, MD, (2002 Series A), 5.00% Bonds, 11/1/2008	2,130,000
15,265,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 1.950%, 11/6/2008	15,265,000
2,300,000		Washington County, MD EDRB, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	2,300,000

		TOTAL MUNICIPAL INVESTMENTS--99.2% (AT AMORTIZED COST)[5]	138,937,899

		OTHER ASSETS AND LIABILITIES - NET--0.8%[6]	1,169,797

		TOTAL NET ASSETS--100%	$140,107,696

Securities that are subject to the federal alternative minimum tax (AMT) represent 53.5% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $36,400,776, which represented 26.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $36,400,776, which represented 26.0% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$138,937,899
Cash		307,950
Income receivable		655,083
Receivable for shares sold		471,150
Prepaid expenses		578

TOTAL ASSETS		140,372,660

Liabilities:
Payable for shares redeemed	$179,358
Income distribution payable	54,314
Payable for shareholder services fee (Note 5)	21,885
Payable for transfer and dividend disbursing agent fees and expenses	9,407

TOTAL LIABILITIES		264,964

Net assets for 140,054,919 shares outstanding		$140,107,696

Net Assets Consist of:
Paid-in capital		$140,054,919
Accumulated net realized gain on investments		72,726
Distributions in excess of net investment income		(19,949)

TOTAL NET ASSETS		$140,107,696

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$140,107,696 ÷ 140,054,919 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$3,778,892

Expenses:
Investment adviser fee (Note 5)		$568,011
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		6,553
Transfer and dividend disbursing agent fees and expenses		90,411
Directors’/Trustees’ fees		1,396
Auditing fees		17,400
Legal fees		16,626
Portfolio accounting fees		44,288
Shareholder services fee (Note 5)		288,630
Account administration fee		48,827
Share registration costs		31,078
Printing and postage		14,716
Insurance premiums		5,063
Miscellaneous		6,749

TOTAL EXPENSES		1,289,748

Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(259,116)
Waiver of administrative personnel and services fee (Note 5)	(23,582)
Reduction of custodian fees (Note 6)	(1,858)

TOTAL WAIVERS AND REDUCTION		(284,556)

Net expenses			1,005,192

Net investment income			2,773,700

Net realized gain on investments			72,726

Change in net assets resulting from operations			$2,846,426

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,773,700	$3,127,445
Net realized gain on investments	72,726	1,525

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,846,426	3,128,970

Distributions to Shareholders:
Distributions from net investment income	(2,793,659)	(3,127,380)

Share Transactions:
Proceeds from sale of shares	497,790,931	443,380,853
Net asset value of shares issued to shareholders in payment of distributions declared	2,387,871	2,652,612
Cost of shares redeemed	(473,763,441)	(424,725,685)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,415,361	21,307,780

Change in net assets	26,468,128	21,309,370

Net Assets:
Beginning of period	113,639,568	92,330,198

End of period (including distributions in excess of net investment income of $(19,949) and $(65), respectively)	$140,107,696	$113,639,568

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007

Shares sold	497,790,931	443,380,853
Shares issued to shareholders in payment of distributions declared	2,387,871	2,652,612
Shares redeemed	(473,763,441)	(424,725,685)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	26,415,361	21,307,780

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. This difference is due to dividend redesignations.

For the year ended October 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)

Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)

$75	$(75)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$2,793,584	$3,127,380

Ordinary income[1]	$75	--

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(19,949)

Undistributed ordinary income[1]	$72,726

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $259,116 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.089% of average daily net assets of the Fund. FAS waived $23,582 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC received $450 of fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $221,539,000 and $250,638,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $1,858 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 59.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MARYLAND MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Maryland Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Maryland Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

MARYLAND MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Maryland Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N286

29507 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.031	0.027	0.016	0.006
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	--

TOTAL FROM INVESTMENT OPERATIONS	0.021	0.031	0.027	0.016	0.006

Less Distributions:
Distributions from net investment income	(0.021)	(0.031)	(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.021)	(0.031)	(0.027)	(0.016)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.12%	3.17%	2.77%	1.65%[3]	0.56%

Ratios to Average Net Assets:

Net expenses	0.60%[4]	0.59%	0.60%	0.58%	0.60%

Net investment income	2.07%	3.10%	2.73%	1.58%	0.55%

Expense waiver/reimbursement[5]	0.22%	0.24%	0.31%	0.35%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$291,499	$258,324	$250,048	$218,891	$283,783

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.60% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended 10/31/2005
	2008	2007	2006	[1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.027	0.023	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.027	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.017)	(0.027)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.017)	(0.027)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.71%	2.76%	2.37%	1.10%[4]

Ratios to Average Net Assets:

Net expenses	1.00%[5]	0.99%	1.00%	1.00%[6]

Net investment income	1.50%	2.72%	2.33%	1.61%[6]

Expense waiver/reimbursement[7]	0.44%	0.47%	0.54%	0.60%[6]

Supplemental Data:

Net assets, end of period (000 omitted)	$136,764	$34,709	$16,158	$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.00% after taking into account this expense reduction.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,009.30	$3.08

Cash Series Shares	$1,000	$1,007.30	$5.10

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,022.07	$3.10

Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.61%

Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	83.5%

Municipal Notes	13.7%

Commercial Paper	2.6%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	84.4%

8-30 Days	0.0%

31-90 Days	1.4%

91-180 Days	5.2%

181 Days or more	8.8%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Massachusetts--98.9%
$1,500,000		Berkshire, MA Regional Transportation Authority, 3.50% RANs (GTD by Commonwealth of Massachusetts), 9/11/2009	$1,517,947
8,900,000		Brockton, MA Area Transit Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/6/2009	8,926,504
9,500,000		Cape Cod, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 7/31/2009	9,541,627
5,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 1.750%, 11/6/2008	5,000,000
7,350,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.750%, 11/6/2008	7,350,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 1.870%, 11/6/2008	3,255,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 3.320%, 11/6/2008	3,950,000
24,965,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.770%, 11/6/2008	24,965,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.720%, 11/6/2008	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-c) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.720%, 11/6/2008	3,485,000
2,250,000		Danvers, Massachusetts, 2.50% BANs, 7/10/2009	2,260,628
2,846,000		Greenfield, MA, 2.25% BANs, 7/31/2009	2,851,153
3,091,000		Haverhill, MA, 3.75% BANs, 11/7/2008	3,091,171
7,300,000		Lowell, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/14/2009	7,333,637
5,100,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 2.500%, 11/5/2008	5,100,000
16,370,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Weekly VRDNs (Dexia Credit Local LIQ), 3.500%, 11/6/2008	16,370,000
2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	2,700,000
10,385,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	10,385,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/ (TD Banknorth N.A. LOC), 1.920%, 11/6/2008	5,450,000
8,000,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (YMCA of the North Shore)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	8,000,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 1.750%, 11/6/2008	$5,000,000
8,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 2.050%, 11/5/2008	5,000,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 1.920%, 11/6/2008	4,900,000
5,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 1.200%, 11/6/2008	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 1.60% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/5/2009	5,000,000
13,000,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 1.920%, 11/6/2008	13,000,000
1,685,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 1.800%, 11/5/2008	1,685,000
19,965,000	[3,4]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.780%, 11/6/2008	19,965,000
3,500,000		Massachusetts HEFA, (Series 2008-I) Weekly VRDNs (Wellesley College), 1.000%, 11/6/2008	3,500,000
12,000,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.920%, 11/6/2008	12,000,000
900,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 1.600%, 11/6/2008	900,000
2,795,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/6/2008	2,795,000
1,550,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Hallmark Health System)/(FSA INS)/(Bank of America N.A. LIQ), 2.500%, 11/6/2008	1,550,000
10,050,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Suffolk University)/(RBS Citizens Bank N.A. LOC), 1.800%, 11/6/2008	10,050,000
3,000,000		Massachusetts HEFA, (Series EE), 1.55% CP (Harvard University), Mandatory Tender 12/1/2008	3,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 1.450%, 11/3/2008	4,400,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 1.820%, 11/6/2008	5,505,000
3,100,000		Massachusetts IFA, (Series 1992B), 1.80% CP (New England Power Co.), Mandatory Tender 1/8/2009	3,100,000
6,050,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/6/2008	6,050,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$5,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Bank of America N.A. LOC), 1.500%, 11/6/2008	$5,500,000
1,830,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 1.920%, 11/6/2008	1,830,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.520%, 11/6/2008	6,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.520%, 11/6/2008	4,000,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 1.780%, 11/6/2008	4,500,000
6,700,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 1.770%, 11/6/2008	6,700,000
2,940,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 1.920%, 11/6/2008	2,940,000
13,275,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 1.780%, 11/5/2008	13,275,000
10,845,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 1.900% 11/5/2008	10,845,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 1.750%, 11/6/2008	3,500,000
10,990,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	10,990,000
11,315,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.000%, 11/5/2008	11,315,000
3,875,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.820%, 11/6/2008	3,875,000
11,300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 2.820%, 11/6/2008	11,300,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	3,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 1.900%, 11/5/2008	5,000,000
1,015,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	1,015,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 1.830%, 11/6/2008	$5,000,000
3,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.500%, 11/6/2008	3,500,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	5,090,000
12,605,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 1.880%, 11/6/2008	12,605,000
14,150,000	[3,4]	Massachusetts Water Resources Authority, PUTTERs (Series 2794) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 2.520%, 11/6/2008	14,150,000
5,090,000		Maynard, MA, 2.50% BANs, 1/30/2009	5,099,269
2,686,000		North Reading, MA, 2.50% BANs, 9/18/2009	2,697,575
5,415,000		Somerville, MA, 2.50% BANs, 2/20/2009	5,428,249
2,661,456		Wachesett, MA Regional School District, 2.75% BANs, 3/17/2009	2,670,211
1,896,000		Weston, MA, 2.50% BANs, 2/6/2009	1,898,974
2,301,357		Weston, MA, 3.00% BANs, 2/6/2009	2,304,331
2,740,000		Yarmouth, MA, 2.50% BANs, 6/26/2009	2,752,221

		TOTAL	423,498,497

		Puerto Rico--0.9%
3,700,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.950%, 11/6/2008	3,700,000

		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST)[5]	427,198,497

		OTHER ASSETS AND LIABILITIES - NET--0.2%[6]	1,063,762

		TOTAL NET ASSETS--100%	$428,262,259

On October 31, 2008, the Fund held no securities that were subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

99.3%	0.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $138,910,000, which represented 32.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $138,910,000, which represented 32.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$427,198,497
Income receivable		2,456,905
Receivable for shares sold		1,282

TOTAL ASSETS		429,656,684

Liabilities:
Payable for shares redeemed	$10,000
Income distribution payable	495,072
Payable for Directors’/Trustees’ fees	323
Payable for distribution services fee (Note 5)	17,940
Payable for shareholder services fee (Note 5)	61,356
Bank overdraft	756,711
Accrued expenses	53,023

TOTAL LIABILITIES		1,394,425

Net assets for 428,224,805 shares outstanding		$428,262,259

Net Assets Consist of:
Paid-in capital		$428,225,017
Accumulated net realized gain on investments		60,918
Distributions in excess of net investment income		(23,676)

TOTAL NET ASSETS		$428,262,259

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$291,498,719 ÷ 291,465,468 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$136,763,540 ÷ 136,759,337 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$10,509,915

Expenses:
Investment adviser fee (Note 5)		$1,603,043
Administrative personnel and services fee (Note 5)		313,328
Custodian fees		15,442
Transfer and dividend disbursing agent fees and expenses		194,321
Directors’/Trustees’ fees		3,555
Auditing fees		17,412
Legal fees		16,595
Portfolio accounting fees		97,825
Distribution services fee--Cash Series Shares (Note 5)		599,748
Shareholder services fee--Institutional Service Shares (Note 5)		462,129
Shareholder services fee--Cash Series Shares (Note 5)		249,895
Account administration fee--Institutional Service Shares		219,807
Share registration costs		57,263
Printing and postage		24,823
Insurance premiums		5,868
Miscellaneous		19,089

TOTAL EXPENSES		3,900,143

Waivers, Reduction and Reimbursements:
Waiver of administrative personnel and services fee (Note 5)	$(8,209)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(439,815)
Reduction of custodian fees (Note 6)	(5,612)
Reimbursement of shareholder services fee-- Institutional Service Shares (Note 5)	(462,129)
Reimbursement of account administration fee-- Institutional Service Shares (Note 5)	(189,727)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENTS		(1,105,492)

Net expenses			2,794,651

Net investment income			7,715,264

Net realized gain on investments			63,810

Change in net assets resulting from operations			$7,779,074

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,715,264	$9,782,318
Net realized gain on investments	63,810	7,025

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,779,074	9,789,343

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(6,227,930)	(9,009,344)
Cash Series Shares	(1,511,203)	(772,760)
Distributions from net realized gain on investments
Institutional Service Shares	(8,274)	(113,103)
Cash Series Shares	(1,505)	(6,783)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,748,912)	(9,901,990)

Share Transactions:
Proceeds from sale of shares	1,235,916,128	1,181,829,435
Net asset value of shares issued to shareholders in payment of distributions declared	3,842,694	3,985,474
Cost of shares redeemed	(1,104,559,889)	(1,158,874,358)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	135,198,933	26,940,551

Change in net assets	135,229,095	26,827,904

Net Assets:
Beginning of period	293,033,164	266,205,260

End of period (including undistributed (distributions in excess of) net investment income of $(23,676) and $193, respectively)	$428,262,259	$293,033,164

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	803,026,291	$803,026,291	1,076,122,938	$1,076,122,938
Shares issued to shareholders in payment of distributions declared	2,368,945	2,368,945	3,205,904	3,205,904
Shares redeemed	(772,252,775)	(772,252,775)	(1,070,946,134)	(1,070,946,134)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	33,142,461	$33,142,461	8,382,708	$8,382,708

Year Ended October 31	2008		2007

Cash Series Shares:	Shares	Amount	Shares	Amount

Shares sold	432,889,837	$432,889,837	105,706,497	$105,706,497
Shares issued to shareholders in payment of distributions declared	1,473,749	1,473,749	779,570	779,570
Shares redeemed	(332,307,114)	(332,307,114)	(87,928,224)	(87,928,224)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	102,056,472	$102,056,472	18,557,843	$18,557,843

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	135,198,933	$135,198,933	26,940,551	$26,940,551

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$7,739,133	$9,782,104

Ordinary income[1]	$6,519	$--

Long-term capital gains	$3,260	$119,886

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(23,676)

Undistributed ordinary income[1]	$22,663

Undistributed long-term capital gains	$38,255

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,209 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $439,815 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $4,450 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $462,129 of shareholder services fees and $189,727 of account administration fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $549,375,000 and $381,450,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $5,612 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 66.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.5% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $3,260.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MASSACHUSETTS MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Massachusetts Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since 1990. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

MASSACHUSETTS MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Massachusetts Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N518
Cusip 608919882

29519 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.023	0.032	0.028	0.017	0.007
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.023	0.032	0.028	0.017	0.007

Less Distributions:
Distributions from net investment income	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.023)	(0.032)	(0.028)	(0.017)	(0.007)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.34%	3.23%	2.88%	1.72%	0.66%

Ratios to Average Net Assets:

Net expenses	0.57%[3]	0.56%	0.56%	0.56%	0.56%

Net investment income	2.27%	3.19%	2.87%	1.71%	0.64%

Expense waiver/reimbursement[4]	0.26%	0.29%	0.38%	0.37%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$655,274	$232,700	$198,530	$170,683	$180,631

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.57% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024	0.033	0.030	0.019	0.008
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.024	0.033	0.030	0.019	0.008

Less Distributions:
Distributions from net investment income	(0.024)	(0.033)	(0.030)	(0.019)	(0.008)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.024)	(0.033)	(0.030)	(0.019)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.51%	3.39%	3.05%	1.89%[3]	0.83%

Ratios to Average Net Assets:

Net expenses	0.41%[4]	0.40%	0.40%	0.40%	0.40%

Net investment income	2.43%	3.34%	3.00%	1.84%	0.82%

Expense waiver/reimbursement[5]	0.17%	0.20%	0.41%	0.53%	0.56%

Supplemental Data:

Net assets, end of period (000 omitted)	$81,651	$79,573	$47,176	$41,364	$60,332

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.41% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Service Shares	$1,000	$1,010.70	$2.88

Institutional Shares	$1,000	$1,011.50	$2.07

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,022.27	$2.90

Institutional Shares	$1,000	$1,023.08	$2.08

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.57%

Institutional Shares	0.41%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	90.4%

Municipal Notes	7.0%

Other Assets and Liabilities--Net[2]	2.6%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	90.4%

8-30 Days	2.5%

31-90 Days	1.9%

91-180 Days	0.4%

181 Days or more	2.2%

Other Assets and Liabilities--Net[2]	2.6%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--97.4%[1,2]
		Michigan--97.4%
$15,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2) Weekly VRDNs (Chippewa Valley, MI Schools)/(FSA INS)/(Bank of America N.A. LIQ), 3.280%, 11/5/2008	$15,845,000
1,000,000		Bay City, MI Electric Utility, 3.50% Bonds (FSA INS), 1/1/2009	1,001,709
6,700,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 1.710%, 11/6/2008	6,700,000
1,000,000		Board of Trustees of Grand Valley State University, MI, Revenue Bonds (Series A), 3.00% Bonds (FSA INS), 12/1/2008	1,000,521
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 11/6/2008	8,000,000
10,000,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.820%, 11/6/2008	10,000,000
4,620,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.820%, 11/6/2008	4,620,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.820%, 11/6/2008	6,000,000
9,945,000	[3,4]	Detroit, MI Sewage Disposal System, (MT-370) Daily VRDNs (GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 4.220%, 11/6/2008	9,945,000
25,000,000	[3,4]	Detroit, MI Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 1.960%, 11/6/2008	25,000,000
10,850,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	10,850,000
3,205,000		Detroit, MI, UT GO Bonds (Series 2008-B1), 5.00% Bonds (Assured Guaranty Corp. INS), 4/1/2009	3,242,876
2,000,000		East Detroit, MI Public School District, (2008 State Aid Note), 3.00% TRANs, 8/24/2009	2,003,941
2,300,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 1.950%, 11/5/2008	2,300,000
9,515,000	[3,4]	Fraser, MI Public School District, MuniTOPS (Series 2005-39) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 2.820%, 11/6/2008	9,515,000
27,500,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 3.330%, 11/6/2008	27,500,000
9,230,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 2.500%, 11/6/2008	9,230,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(LaSalle Bank Midwest, N.A. LOC), 1.900%, 11/5/2008	1,300,000
1,300,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/5/2008	1,300,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$990,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 2.390%, 11/6/2008	$990,000
7,685,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 1.870%, 11/6/2008	7,685,000
10,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006A) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	10,000,000
24,650,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 1.800%, 11/6/2008	24,650,000
26,000,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 2.050%, 11/6/2008	26,000,000
8,645,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 1.950%, 11/5/2008	8,645,000
8,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 1.860%, 11/7/2008	8,000,000
3,620,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 1.970%, 11/6/2008	3,620,000
1,585,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 11/6/2008	1,585,000
10,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 2.140%, 11/7/2008	10,000,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 1.850%, 11/6/2008	5,000,000
47,500,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	47,500,000
14,000,000		Michigan Higher Education Facilities Authority, (Series 2008B) Weekly VRDNs (Thomas M Cooley Law School)/(RBS Citizens Bank N.A. LOC), 1.800%, 11/6/2008	14,000,000
20,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 2.500%, 11/6/2008	20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 2.800%, 11/5/2008	3,100,000
6,000,000		Michigan Public Educational Facilities Authority, (Series 2008 A-2), 3.00% RANs (RBS Citizens Bank N.A. LOC), 7/20/2009	6,046,301
1,615,000		Michigan Public Educational Facilities Authority, (Series 2008a-1), 3.00% RANs (RBS Citizens Bank N.A. LOC), 6/22/2009	1,626,124
5,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 1.700%, 11/6/2008	5,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$22,000,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 11/5/2008	$22,000,000
17,100,000		Michigan State Hospital Finance Authority, (Series 2008B) Weekly VRDNs (McLaren Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.450%, 11/5/2008	17,100,000
4,250,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (LaSalle Bank Midwest, N.A. LOC), 1.950%, 11/5/2008	4,250,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	5,000,000
11,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	11,000,000
7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	7,500,000
2,200,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	2,200,000
5,250,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.800%, 11/5/2008	5,250,000
2,900,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	2,900,211
5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	5,000,356
12,750,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008Y), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	12,753,733
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.500%, 11/5/2008	6,125,000
885,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 2.120%, 11/6/2008	885,000
9,485,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 1.600%, 11/6/2008	9,485,000
1,885,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 2.000%, 11/6/2008	1,885,000
6,360,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 2.000%, 11/6/2008	6,360,000
740,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.980%, 11/5/2008	740,000
405,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.530%, 11/5/2008	405,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$1,775,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 2.000%, 11/6/2008	$1,775,000
715,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.530%, 11/5/2008	715,000
675,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 2.530%, 11/5/2008	675,000
1,800,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 2.430%, 11/5/2008	1,800,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 2.530%, 11/6/2008	1,200,000
1,090,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/(Fifth Third Bank, Michigan LOC), 2.440%, 11/6/2008	1,090,000
205,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 2.440%, 11/6/2008	205,000
440,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC)/(Comerica Bank LOC), 2.000%, 11/6/2008	440,000
180,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC), 2.000%, 11/6/2008	180,000
1,295,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 2.000%, 11/6/2008	1,295,000
3,220,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 2.000%, 11/6/2008	3,220,000
245,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (PFG Enterprises, Inc.)/(Huntington National Bank, Columbus, OH LOC), 5.200%, 11/6/2008	245,000
15,985,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 2.320%, 11/6/2008	15,985,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 2.420%, 11/6/2008	4,000,000
6,145,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 1.850%, 11/6/2008	6,145,000
734,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 2.220%, 11/6/2008	734,000
805,000		Michigan State Strategic Fund, LO Revenue Bonds (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 3.800%, 11/6/2008	805,000
10,950,000	[3,4]	Michigan State, (DBE-698) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.600%, 11/6/2008	10,950,000
2,765,000		Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 2.000%, 11/6/2008	2,765,000
7,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 1.550%, 11/5/2008	7,000,000
45,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 1.450%, 11/3/2008	45,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 1.950%, 11/6/2008	$1,820,000
8,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 1.600%, 11/5/2008	8,700,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	10,000,000
17,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 1.750%, 11/5/2008	17,000,000
1,415,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	1,415,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.380%, 11/7/2008	5,790,000
10,000,000		Michigan Strategic Fund, (Series 2008DT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 2.650%, 11/5/2008	10,000,000
17,460,000		Michigan Strategic Fund, (Series 2008KT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 2.450%, 11/5/2008	17,460,000
1,620,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC), 1.970%, 11/6/2008	1,620,000
5,585,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC), 1.970%, 11/6/2008	5,585,000
6,500,000		Waterford, MI School District, 2.50% RANs, 9/23/2009	6,525,556
14,850,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 12175) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 2.040%, 11/6/2008	14,850,000
20,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 1.650%, 11/6/2008	20,000,000
11,000,000		Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.630%, 11/5/2008	11,000,000

		TOTAL MUNICIPAL INVESTMENTS--97.4% (AT AMORTIZED COST)[5]	717,630,328

		OTHER ASSETS AND LIABILITIES -- NET--2.6%[6]	19,294,939

		TOTAL NET ASSETS--100%	$736,925,267

Securities that are subject to the federal alternative minimum tax (AMT) represent 25.8% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $166,229,300, which represented 22.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $166,229,300, which represented 22.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$717,630,328
Cash		5,067,120
Income receivable		3,724,591
Receivable for investments sold		11,200,000
Receivable for shares sold		700

TOTAL ASSETS		737,622,739

Liabilities:
Payable for shares redeemed	$21,496
Income distribution payable	558,824
Payable for transfer and dividend disbursing agent fees and expenses	24,760
Payable for shareholder services fee (Note 5)	61,664
Accrued expenses	30,728

TOTAL LIABILITIES		697,472

Net assets for 736,761,486 shares outstanding		$736,925,267

Net Assets Consist of:
Paid-in capital		$736,754,978
Accumulated net realized gain on investments		157,727
Distributions in excess of net investment income		12,562

TOTAL NET ASSETS		$736,925,267

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$655,274,405 ÷ 655,150,292 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Shares:
$81,650,862 ÷ 81,611,194 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$12,275,285

Expenses:
Investment adviser fee (Note 5)		$1,726,686
Administrative personnel and services fee (Note 5)		337,499
Custodian fees		16,558
Transfer and dividend disbursing agent fees and expenses		197,841
Directors’/Trustees’ fees		3,242
Auditing fees		17,400
Legal fees		15,246
Portfolio accounting fees		98,925
Shareholder services fee--Institutional Service Shares (Note 5)		653,540
Account administration fee--Institutional Service Shares		246,639
Share registration costs		54,261
Printing and postage		21,342
Insurance premiums		5,529
Miscellaneous		21,683

TOTAL EXPENSES		3,416,391

Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(739,490)
Waiver of administrative personnel and services fee (Note 5)	(8,856)
Reduction of custodian fees (Note 6)	(4,598)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(324,065)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(1,077,009)

Net expenses			2,339,382

Net investment income			9,935,903

Net realized gain on investments			163,682

Change in net assets resulting from operations			$10,099,585

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,935,903	$8,404,946
Net realized gain on investments	163,682	116,239

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,099,585	8,521,185

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(8,189,741)	(6,508,669)
Institutional Shares	(1,733,434)	(1,896,691)
Distributions from net realized gain on investments
Institutional Service Shares	(84,271)	--
Institutional Shares	(21,080)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,028,526)	(8,405,360)

Share Transactions:
Proceeds from sale of shares	1,897,272,400	1,036,783,682
Net asset value of shares issued to shareholders in payment of distributions declared	5,623,313	3,517,796
Cost of shares redeemed	(1,478,314,448)	(973,850,575)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	424,581,265	66,450,903

Change in net assets	424,652,324	66,566,728

Net Assets:
Beginning of period	312,272,943	245,706,215

End of period (including undistributed (distributions in excess of) net investment income of $12,562 and $(166), respectively)	$736,925,267	$312,272,943

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” on November 1, 2007. As of and during the year ended
October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	1,516,968,788	$1,516,968,788	589,817,802	$589,817,802
Shares issued to shareholders in payment of distributions declared	4,926,465	4,926,465	2,833,982	2,833,982
Shares redeemed	(1,099,374,789)	(1,099,374,789)	(558,574,760)	(558,574,760)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	422,520,464	$422,520,464	34,077,024	$34,077,024

Year Ended October 31	2008		2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	380,303,612	$380,303,612	446,965,880	$446,965,880
Shares issued to shareholders in payment of distributions declared	696,848	696,848	683,814	683,814
Shares redeemed	(378,939,659)	(378,939,659)	(415,275,815)	(415,275,815)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,060,801	$2,060,801	32,373,879	$32,373,879

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	424,581,265	$424,581,265	66,450,903	$66,450,903

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$9,923,175	$8,405,360

Ordinary income[1]	$9,877	--

Long-term capital gains	$95,474	--

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$12,562

Undistributed ordinary income[1]	$100,252

Undistributed long-term capital gain	$57,475

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $739,490 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,856 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $324,065 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $947,490,000 and $596,465,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $4,598 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 86.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.9% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $95,474.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF MICHIGAN MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Michigan Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Michigan Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

MICHIGAN MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds/variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N377
Cusip 60934N385

29508 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024	0.034	0.030	0.019	0.009
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.024	0.034	0.030	0.019	0.009

Less Distributions:
Distributions from net investment income	(0.024)	(0.034)	(0.030)	(0.019)	(0.009)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.024)	(0.034)	(0.030)	(0.019)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.48%	3.44%	3.07%	1.95%[3]	0.88%

Ratios to Average Net Assets:

Net expenses	0.34%[4]	0.33%	0.33%	0.33%	0.33%

Net investment income	2.45%	3.38%	3.05%	1.92%	0.86%

Expense waiver/reimbursement[5]	0.22%	0.22%	0.34%	0.47%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$336,149	$348,861	$346,966	$279,890	$279,622

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.34% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.028	0.025	0.014	0.004
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.018	0.028	0.025	0.014	0.004

Less Distributions:
Distributions from net investment income	(0.018)	(0.028)	(0.025)	(0.014)	(0.004)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--

TOTAL DISTRIBUTIONS	(0.018)	(0.028)	(0.025)	(0.014)	(0.004)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.80%	2.83%	2.56%	1.44%	0.38%

Ratios to Average Net Assets:

Net expenses	1.01%[3]	0.92%	0.83%	0.83%	0.83%

Net investment income	1.76%	2.79%	2.47%	1.42%	0.36%

Expense waiver/reimbursement[4]	0.30%	0.38%	0.48%	0.47%	0.48%

Supplemental Data:

Net assets, end of period (000 omitted)	$58,862	$73,436	$81,560	$149,781	$157,622

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and, to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,011.50	$1.72

Cash Series Shares	$1,000	$1,008.10	$5.10

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.43	$1.73

Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.34%

Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Demand Instruments	75.8%

Municipal Notes	18.6%

Commercial Paper	5.1%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	81.3%

8-30 Days	0.0%

31-90 Days	7.5%

91-180 Days	1.4%

181 Days or more	9.3%

Other Assets and Liabilities--Net[2]	0.5%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.5%[1,2]
		Minnesota--99.5%
$7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 2.450%, 11/5/2008	$7,225,000
5,565,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 1.400%, 11/3/2008	5,565,000
2,440,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	2,440,000
420,000		Blooming Prairie, MN ISD No. 756, 2.25% TANs (GTD by Minnesota State), 8/21/2009	421,156
1,380,000		Caledonia, MN ISD No. 299, (Series A), 2.75% TANs (GTD by Minnesota State), 9/29/2009	1,388,589
75,000		Center City, MN, (Series 2000), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 1.850%, 11/6/2008	75,000
2,600,000		Center City, MN, (Series 2002), Weekly VRDNs (Hazelden Foundation)/(Allied Irish Banks PLC LOC), 1.850%, 11/6/2008	2,600,000
745,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/ (Wells Fargo Bank, N.A. LOC), 2.820%, 11/6/2008	745,000
4,470,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.480%, 11/4/2008	4,470,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	3,400,000
14,500,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	14,500,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 2.020%, 11/7/2008	8,865,000
18,680,000	[3,4]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	18,680,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 2.000%, 11/6/2008	4,325,000
6,500,000		East Grand Forks, MN Solid Waste Disposal, (Series 2005), Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 2.520%, 11/6/2008	6,500,000
12,600,000		East Grand Forks, MN Solid Waste Disposal, (Series 2006), Weekly VRDNs (American Crystal Sugar Co.)/(Wachovia Bank N.A. LOC), 2.420%, 11/6/2008	12,600,000
335,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 2.820%, 11/6/2008	335,000
270,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 2.100%, 11/6/2008	270,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	6,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.100%, 11/6/2008	$1,000,000
1,515,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 2.780%, 11/1/2008	1,515,000
2,910,000		Fridley, MN ISD 14, (Series A), 3.00% TANs (GTD by Minnesota State), 3/5/2009	2,919,981
1,220,000		Grand Meadow, MN ISD 495, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/21/2009	1,225,289
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 2.000%, 11/6/2008	3,320,000
4,715,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/6/2008	4,715,000
900,000		Kimball, MN ISD No. 739, 2.25% TANs (GTD by Minnesota State), 9/16/2009	902,698
800,000		Kingsland, MN ISD No. 2137, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	801,927
1,505,000		Lake Superior, MN ISD No. 381, (Series A), 2.25% TANs (GTD by Minnesota State), 8/14/2009	1,511,368
1,600,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	1,600,000
1,150,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	1,150,000
450,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 2.820%, 11/6/2008	450,000
1,225,000		McLeod West (Brownton) MN ISD No. 2887, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/25/2009	1,230,383
10,000,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 1.750%, 11/6/2008	10,000,000
2,400,000		Metropolitan Council, MN, (Series B), 4.00% Bonds, 3/1/2009	2,414,750
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 2.330%, 11/1/2008	2,600,000
700,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 1.850%, 11/6/2008	700,000
4,705,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 1.920%, 11/6/2008	4,705,000
12,510,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 1.600%, 11/6/2008	12,510,000
5,015,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834), Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.970%, 11/6/2008	5,015,000
7,320,000		Minnesota Agricultural and Economic Development Board, (Series 1996) Weekly VRDNs (Evangelical Lutheran Good Samaritan Society)/(Allied Irish Banks PLC LOC), 1.870%, 11/6/2008	7,320,000
19,000,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.730%, 11/6/2008	19,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$7,200,000		Minnesota State HFA, (2007 Series N), 3.30% BANs, 12/18/2008	$7,200,000
11,800,000		Minnesota State HFA, (2007 Series O), 3.35% BANs, 12/18/2008	11,800,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 1.820%, 11/6/2008	5,000,000
1,410,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.550%, 11/5/2008	1,410,000
18,000,000	[3,4]	Minnesota State HFA, (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 1.870%, 11/6/2008	18,000,000
10,515,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2008-CO2), 2.45% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 1/21/2009	10,515,000
1,815,000	[3,4]	Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 1.930%, 11/6/2008	1,815,000
2,500,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 1.770%, 11/6/2008	2,500,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 1.840%, 11/6/2008	4,700,000
1,925,000		Minnesota State, 5.375% Bonds, 11/1/2008	1,925,000
12,600,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2008), 3.00% TANs (GTD by Minnesota State), 9/4/2009	12,740,847
3,000,000		Moorhead, MN ISD No. 152, (Series A), 2.75% TANs (GTD by Minnesota State), 9/28/2009	3,018,581
870,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 2.100%, 11/6/2008	870,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 1.800%, 11/6/2008	2,655,000
2,000,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	2,000,000
1,555,000		Perham, MN ISD No. 549, (Series B), 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,564,707
450,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.820%, 11/6/2008	450,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 2.000%, 11/6/2008	4,965,000
22,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	22,390,000
3,565,000		Red Wing, MN ISD No. 256, (Series 2008B), 2.25% TANs (GTD by Minnesota State), 8/21/2009	3,579,051
3,710,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 2.320%, 11/6/2008	3,710,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 1.950%, 11/6/2008	3,500,000
1,630,000		Rockford, MN ISD No. 883, (Series 2008A), 2.75% TRANs, 9/14/2009	1,640,361
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	$1,200,000
1,000,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 1.750%, 11/6/2008	1,000,000
20,000,000		Southern Minnesota Municipal Power Agency, 1.73% CP, Mandatory Tender 11/7/2008	20,000,000
615,000		Southland, MN ISD No.500, (Series 2008A), 2.25% RANs (GTD by Minnesota State), 8/25/2009	616,471
5,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	5,100,000
2,500,000		St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	2,500,000
5,000,000		St. Cloud, MN ISD No. 742, (Series 2008A), 2.25% TANs (GTD by Minnesota State), 8/27/2009	5,022,118
5,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.730%, 11/6/2008	5,855,000
1,925,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 2.530%, 11/4/2008	1,925,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/ (LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	6,260,000
5,565,000		St. Louis Park, MN, (Series 2003), Weekly VRDNs (Westwind Apartments)/(FNMA LOC), 1.800%, 11/6/2008	5,565,000
1,710,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	1,710,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(LaSalle Bank, N.A. LOC), 1.920%, 11/7/2008	5,000,000
2,000,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 11/5/2008	2,000,000
1,500,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 11/5/2008	1,500,000
2,940,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 11/5/2008	2,940,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.250%, 11/6/2008	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 2.100%, 11/6/2008	2,500,000
880,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	880,000
1,225,000		Wadena Deer Creek, MN ISD No. 2155, 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,232,658
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$1,810,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben’s Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 2.320%, 11/6/2008	$1,810,000
1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 1.970%, 11/7/2008	1,800,000
655,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.800%, 11/5/2008	655,000

		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST)[5]	393,230,935

		OTHER ASSETS AND LIABILITIES - NET--0.5%[6]	1,779,325

		TOTAL NET ASSETS--100%	$395,010,260

Securities that are subject to the federal alternative minimum tax (AMT) represent 67.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $74,650,000, which represented 18.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $74,650,000, which represented 18.9% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at value amortized cost and value		$393,230,935
Cash		700,337
Income receivable		2,175,519
Receivable for shares sold		11,821
Prepaid expenses		6,194

TOTAL ASSETS		396,124,806

Liabilities:
Payable for shares redeemed	$245,492
Income distribution payable	832,938
Payable for distribution services fee (Note 5)	22,636
Payable for shareholder services fee (Note 5)	13,480

TOTAL LIABILITIES		1,114,546

Net assets for 394,851,592 shares outstanding		$395,010,260

Net Assets Consist of:
Paid-in capital		$394,851,552
Accumulated net realized gain on investments		165,264
Distributions in excess of net investment income		(6,556)

TOTAL NET ASSETS		$395,010,260

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$336,148,573 ÷ 336,014,580 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$58,861,687 ÷ 58,837,012 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$12,857,718

Expenses:
Investment adviser fee (Note 5)		$1,846,395
Administrative personnel and services fee (Note 5)		361,080
Custodian fees		18,324
Transfer and dividend disbursing agent fees and expenses		91,091
Directors’/Trustees’ fees		3,295
Auditing fees		17,401
Legal fees		13,842
Portfolio accounting fees		103,399
Distribution services fee--Cash Series Shares (Note 5)		386,601
Shareholder services fee--Cash Series Shares (Note 5)		192,880
Share registration costs		51,001
Printing and postage		22,787
Insurance premiums		6,114
Miscellaneous		21,311

TOTAL EXPENSES		3,135,521

Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(981,271)
Waiver of administrative personnel and services fee (Note 5)	(9,602)
Reduction of custodian fees (Note 6)	(3,235)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(61,856)

TOTAL WAIVERS AND REDUCTION		(1,055,964)

Net expenses			2,079,557

Net investment income			10,778,161

Net realized gain on investments			169,583

Change in net assets resulting from operations			$10,947,744

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,778,161	$13,814,985
Net realized gain on investments	169,583	21,766

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,947,744	13,836,751

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,423,542)	(11,451,760)
Cash Series Shares	(1,360,995)	(2,363,583)
Distributions from net realized gains on investments
Institutional Shares	(11,806)	--
Cash Series Shares	(2,438)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,798,781)	(13,815,343)

Share Transactions:
Proceeds from sale of shares	1,072,102,348	942,608,795
Net asset value of shares issued to shareholders in payment of distributions declared	2,838,867	4,058,842
Cost of shares redeemed	(1,102,376,451)	(952,918,002)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,435,236)	(6,250,365)

Change in net assets	(27,286,273)	(6,228,957)

Net Assets:
Beginning of period	422,296,533	428,525,490

End of period (including distributions in excess of net investment income of $(6,556) and $(180), respectively)	$395,010,260	$422,296,533

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	896,313,261	$896,313,261	744,354,158	$744,354,158
Shares issued to shareholders in payment of distributions declared	1,490,751	1,490,751	1,698,005	1,698,005
Shares redeemed	(910,639,439)	(910,639,439)	(744,174,413)	(744,174,413)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(12,835,427)	$(12,835,427)	1,877,750	$1,877,750

Year Ended October 31	2008		2007

Cash Series Shares:	Shares	Amount	Shares	Amount

Shares sold	175,789,087	$175,789,087	198,254,637	$198,254,637
Shares issued to shareholders in payment of distributions declared	1,348,116	1,348,116	2,360,837	2,360,837
Shares redeemed	(191,737,012)	(191,737,012)	(208,743,589)	(208,743,589)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(14,599,809)	$(14,599,809)	(8,128,115)	$(8,128,115)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(27,435,236)	$(27,435,236)	(6,250,365)	$(6,250,365)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$10,784,537	$13,815,343

Long-term capital gains	$14,244	--

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(6,556)

Undistributed ordinary income[1]	$33,696

Undistributed long-term capital gain	$131,568

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $981,271 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,602 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $61,856 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $239,286 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC received $2,092 of fees paid by the Fund. For the year ended October 31, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $706,125,000 and $716,165,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $3,235 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 53.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.3% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $14,244.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF MINNESOTA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Minnesota Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Minnesota Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

MINNESOTA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Minnesota Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N484
Cusip 60934N492

29368 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

New Jersey Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.032	0.028	0.017	0.006
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.022	0.032	0.028	0.017	0.006

Less Distributions:
Distributions from net investment income	(0.022)	(0.032)	(0.028)	(0.017)	(0.006)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.022)	(0.032)	(0.028)	(0.017)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.27%	3.22%	2.85%	1.69%	0.60%

Ratios to Average Net Assets:

Net expenses	0.56%[3]	0.55%	0.56%	0.58%	0.60%

Net investment income	2.14%	3.17%	2.81%	1.64%	0.58%

Expense waiver/reimbursement[4]	0.03%	0.05%	0.05%	0.16%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$177,653	$99,657	$79,176	$75,179	$77,824

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.56% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021	0.030	0.027	0.015	0.005
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.021	0.030	0.027	0.015	0.005

Less Distributions:
Distributions from net investment income	(0.021)	(0.030)	(0.027)	(0.015)	(0.005)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.021)	(0.030)	(0.027)	(0.015)	(0.005)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.12%	3.07%	2.70%	1.56%	0.50%

Ratios to Average Net Assets:

Net expenses	0.71%[3]	0.70%	0.70%	0.70%	0.70%

Net investment income	2.04%	3.02%	2.65%	1.54%	0.49%

Expense waiver/reimbursement[4]	0.23%	0.24%	0.25%	0.27%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$188,070	$198,777	$145,914	$148,959	$157,491

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.71% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,			Period Ended 10/31/2005 [1]
	2008	2007	2006

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018	0.027	0.024	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.018	0.027	0.024	0.011

Less Distributions:
Distributions from net investment income	(0.018)	(0.027)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.018)	(0.027)	(0.024)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.81%	2.76%	2.40%	1.10%

Ratios to Average Net Assets:

Net expenses	1.01%[4]	1.00%	1.01%	1.00%[5]

Net investment income	1.69%	2.72%	2.36%	1.58%[5]

Expense waiver/reimbursement[6]	0.43%	0.45%	0.45%	0.47%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$179,273	$141,332	$113,317	$141,245

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,010.10	$2.83

Institutional Service Shares	$1,000	$1,009.30	$3.59

Cash Series Shares	$1,000	$1,007.80	$5.10

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.32	$2.85

Institutional Service Shares	$1,000	$1,021.57	$3.61

Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%

Institutional Service Shares	0.71%

Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	76.4%

Municipal Notes	23.9%

Other Assets and Liabilities--Net[2]	(0.3)%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	76.4%

8-30 Days	1.0%

31-90 Days	6.0%

91-180 Days	6.3%

181 Days or more	10.6%

Other Assets and Liabilities--Net[2]	(0.3)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--100.3%[1,2]
		New Jersey--98.5%
$2,440,000		Barrington, NJ, (Series 2008A), 3.00% BANs, 1/21/2009	$2,441,153
1,580,000		Barrington, NJ, (Series 2008C), 3.25% BANs, 6/10/2009	1,585,615
4,371,930		Beachwood, NJ, 3.50% BANs, 5/28/2009	4,381,690
5,432,687		Berkeley Township, NJ, 3.70% BANs, 11/20/2008	5,433,394
1,577,500		Bethlehem Township, NJ, 2.75% BANs, 6/16/2009	1,581,327
5,000,000		Bridgeton, NJ, 3.25% BANs, 3/5/2009	5,004,111
1,782,471		Clinton Township, NJ Board of Education, 3.50% BANs, 1/8/2009	1,783,431
5,000,000		Dumont, NJ, 3.00% BANs, 7/31/2009	5,021,797
1,725,000		East Greenwich Township, NJ, (Series 2008A), 2.125% BANs, 2/12/2009	1,726,163
1,145,853		East Greenwich Township, NJ, (Series 2008B), 2.50% BANs, 2/12/2009	1,146,797
1,757,500		Ewing Township, NJ, 5.00% BANs, 11/5/2009	1,770,136
5,145,616		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	5,148,738
3,743,500		Florence Township, NJ, 3.60% BANs, 12/12/2008	3,744,307
4,190,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.520%, 11/6/2008	4,190,000
2,435,000		Glassboro Borough, NJ, 3.00% BANs, 9/17/2009	2,450,648
1,500,000		Glen Ridge, NJ, 2.50% TANs, 2/26/2009	1,501,499
5,000,000		High Bridge Borough, NJ, 2.50% BANs, 1/14/2009	5,004,075
5,000,000		Hoboken, NJ, 3.50% BANs, 12/22/2008	5,001,686
2,800,000		Island Heights, NJ, 3.50% BANs, 9/4/2009	2,812,576
3,172,608		Keansburg, NJ, (Series 2008A), 3.25% BANs, 1/23/2009	3,173,650
1,467,400		Lindenwold, NJ, (Series 2008A), 2.75% BANs, 6/16/2009	1,469,624
5,436,000		Mansfield Township, NJ, 2.50% BANs, 4/21/2009	5,448,462
2,000,000		Manville Borough, NJ, 3.00% BANs, 7/1/2009	2,010,637
3,530,000		Millstone Township, NJ, 2.75% BANs, 3/19/2009	3,536,553
1,378,000		Mine Hill Township, NJ, 2.50% BANs, 6/10/2009	1,380,036
4,900,000		Mount Holly Township, NJ, (Series 2008B), 3.00% BANs, 7/9/2009	4,922,952
3,340,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/ (Valley National Bank, Passaic, NJ LOC), 3.500%, 11/6/2008	3,340,000
6,790,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 1.900%, 11/6/2008	6,790,000
350,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/ (BNP Paribas SA LOC), 2.120%, 11/6/2008	350,000
1,825,000		New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 2.150%, 11/5/2008	1,825,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/5/2008	$13,600,000
560,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 2.350%, 11/4/2008	560,000
715,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/6/2008	715,000
9,060,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 1.850%, 11/7/2008	9,060,000
9,060,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 1.850%, 11/7/2008	9,060,000
3,245,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.820%, 11/7/2008	3,245,000
5,720,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.920%, 11/7/2008	5,720,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 1.890%, 11/7/2008	1,500,000
2,620,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 1.970%, 11/6/2008	2,620,000
9,805,000		New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.820%, 11/6/2008	9,805,000
13,000,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane’s Mill)/ (TD Banknorth N.A. LOC), 1.820%, 11/6/2008	13,000,000
4,000,000		New Jersey EDA, NUI Corporation Project (Series 1996A) Daily VRDNs (Pivotal Utility Holdings, Inc.)/(Bank of America N.A. LOC), 0.800%, 11/3/2008	4,000,000
17,665,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 2.140%, 11/6/2008	17,665,000
25,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.900%, 11/5/2008	25,000,000
3,280,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.830%, 11/5/2008	3,280,000
20,345,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.820%, 11/6/2008	20,345,000
16,660,000		New Jersey Health Care Facilities Financing Authority, (Series 2003B) Weekly VRDNs (Capital Health System, Inc.)/(Wachovia Bank N.A. LOC), 2.230%, 11/6/2008	16,660,000
52,495,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 2.230%, 11/6/2008	52,495,000
5,075,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.820%, 11/6/2008	5,075,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 1.820%, 11/6/2008	$4,000,000
1,800,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 1.300%, 11/6/2008	1,800,000
6,100,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 3.480%, 11/6/2008	6,100,000
6,450,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 1.730%, 11/6/2008	6,450,000
10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/ (Royal Bank of Canada, Montreal LOC), 2.500%, 11/6/2008	10,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/ (Royal Bank of Canada, Montreal LOC), 2.500%, 11/6/2008	13,995,000
8,655,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.860%, 11/6/2008	8,655,000
10,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2803) Weekly VRDNs (Assured Guaranty Corp. INS)/ (J.P. Morgan Chase & Co. LIQ), 2.020%, 11/6/2008	10,975,000
10,830,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2804) Weekly VRDNs (Assured Guaranty Corp. INS)/ (J.P. Morgan Chase & Co. LIQ), 2.020%, 11/6/2008	10,830,000
25,995,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.570%, 11/6/2008	25,995,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-447) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 1.610%, 11/6/2008	25,000,000
9,975,000	[3,4]	New Jersey State, PUTTERs (Series 2779) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.800%, 11/6/2008	9,975,000
6,295,000	[3,4]	New Jersey Turnpike Authority, (PT-3602) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 1.860%, 11/6/2008	6,295,000
4,100,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.000%, 11/5/2008	4,100,000
2,675,000		Ocean Township, NJ, 5.00% BANs, 10/30/2009	2,687,717
2,975,000		Paulsboro, NJ, 2.75% BANs, 7/22/2009	2,985,468
5,865,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.950%, 11/6/2008	5,865,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, EAGLES (Series 2007-0047) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 2.400%, 11/6/2008	4,500,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$7,500,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2008-D17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	$7,500,000
2,090,746		Rahway, NJ, (Series 2008B), 3.00% BANs, 4/29/2009	2,099,818
2,980,000		Robbinsville Township, NJ, Formerly Washington Township in Mercer County (Series 2007D), 3.60% BANs, 12/11/2008	2,980,627
1,200,000		Sea Isle City, NJ, 2.75% BANs, 12/1/2008	1,200,483
2,082,755		Somerdale Borough, NJ, (Series 2008B), 2.50% BANs, 4/2/2009	2,084,868
1,839,000		South Hackensack, NJ, 2.50% BANs, 2/20/2009	1,839,000
14,525,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 1.800%, 11/6/2008	14,525,000
4,067,350		Union Beach, NJ, 3.25% BANs, 7/10/2009	4,087,796
2,936,000		Ventnor, NJ, 2.75% BANs, 7/23/2009	2,948,457
4,967,000		Ventnor, NJ, 3.00% TANs, 2/13/2009	4,973,916
6,197,500		Wall Township, NJ, 2.50% BANs, 6/17/2009	6,212,640
1,898,000		West Orange Township, NJ, 3.50% BANs, 12/17/2008	1,898,462
5,250,000		Wildwood Crest, NJ, 3.125% BANs, 1/16/2009	5,253,118
3,430,000		Wildwood Crest, NJ, 3.25% BANs, 11/6/2009	3,439,981
5,990,544		Woodbury, NJ, 3.00% BANs, 9/21/2009	6,011,233

		TOTAL	536,644,641

		New York--1.8%
2,200,000		Port Authority of New York and New Jersey, Adjustable Versatile Structure Obligation (Series 3) Daily VRDNs, 1.000%, 11/3/2008	2,200,000
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 1.880%, 11/6/2008	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 1.960%, 11/6/2008	1,020,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.670%, 11/6/2008	4,145,000

		TOTAL	10,005,000

		TOTAL MUNICIPAL INVESTMENTS--100.3% (AT AMORTIZED COST)[5]	546,649,641

		OTHER ASSETS AND LIABILITIES -- NET--(0.3)%[6]	(1,654,157)

		TOTAL NET ASSETS--100%	$544,995,484

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

97.0%	3.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $183,390,000, which represented 33.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $183,390,000, which represented 33.6% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$546,649,641
Income receivable		4,435,461
Receivable for shares sold		3,270

TOTAL ASSETS		551,088,372

Liabilities:
Payable for investments purchased	$5,210,118
Payable for shares redeemed	4,770
Income distribution payable	525,979
Bank overdraft	240,597
Payable for distribution services fee (Note 5)	29,047
Payable for shareholder services fee (Note 5)	59,377
Accrued expenses	23,000

TOTAL LIABILITIES		6,092,888

Net assets for 544,849,190 shares outstanding		$544,995,484

Net Assets Consist of:
Paid-in capital		$544,849,190
Accumulated net realized gain on investments		159,119
Distributions in excess of net investment income		(12,825)

TOTAL NET ASSETS		$544,995,484

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$177,652,808 ÷ 177,604,839 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$188,069,646 ÷ 188,011,092 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$179,273,030 ÷ 179,233,259 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$15,855,411

Expenses:
Investment adviser fee (Note 5)		$2,336,854
Administrative personnel and services fee (Note 5)		456,785
Custodian fees		23,708
Transfer and dividend disbursing agent fees and expenses		316,679
Directors’/Trustees’ fees		4,415
Auditing fees		17,400
Legal fees		16,791
Portfolio accounting fees		124,004
Distribution services fee--Institutional Service Shares (Note 5)		204,585
Distribution services fee--Cash Series Shares (Note 5)		1,150,773
Shareholder services fee--Institutional Service Shares (Note 5)		354,368
Shareholder services fee--Cash Series Shares (Note 5)		479,489
Account administration fee--Institutional Service Shares		157,005
Share registration costs		76,137
Printing and postage		49,961
Insurance premiums		6,089
Miscellaneous		25,289

TOTAL EXPENSES		5,800,332

Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(177,587)
Waiver of administrative personnel and services fee (Note 5)	(11,980)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(204,585)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(767,182)
Reduction of custodian fees (Note 6)	(12,627)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(204,494)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(1,378,455)

Net expenses			4,421,877

Net investment income			11,433,534

Net realized gain on investments			161,982

Change in net assets resulting from operations			$11,595,516

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,433,534	$12,748,602
Net realized gain on investments	161,982	66,553

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,595,516	12,815,155

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,030,502)	(3,536,852)
Institutional Service Shares	(4,163,461)	(5,179,959)
Cash Series Shares	(3,252,820)	(4,032,042)
Distributions from net realized gain on investments
Institutional Shares	(20,524)	(8,831)
Institutional Service Shares	(26,261)	(16,906)
Cash Series Shares	(22,632)	(13,949)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,516,200)	(12,788,539)

Share Transactions:
Proceeds from sale of shares	1,756,850,776	1,732,544,769
Net asset value of shares issued to shareholders in payment of distributions declared	6,647,042	7,746,857
Cost of shares redeemed	(1,658,347,929)	(1,638,959,098)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	105,149,889	101,332,528

Change in net assets	105,229,205	101,359,144

Net Assets:
Beginning of period	439,766,279	338,407,135

End of period (including undistributed (distributions in excess of) net investment income of $(12,825) and $424, respectively)	$544,995,484	$439,766,279

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey state income tax imposed upon non-corporate taxpayers consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	465,635,969	$465,635,969	649,214,662	$649,214,662
Shares issued to shareholders in payment of distributions declared	657,353	657,353	281,574	281,574
Shares redeemed	(388,324,144)	(388,324,144)	(629,024,065)	(629,024,065)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	77,969,178	$77,969,178	20,472,171	$20,472,171

Year Ended October 31	2008		2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	719,676,997	$719,676,997	689,641,646	$689,641,646
Shares issued to shareholders in payment of distributions declared	2,758,041	2,758,041	3,420,806	3,420,806
Shares redeemed	(733,174,547)	(733,174,547)	(640,211,448)	(640,211,448)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(10,739,509)	$(10,739,509)	52,851,004	$52,851,004

Year Ended October 31	2008		2007

Cash Series Shares:	Shares	Amount	Shares	Amount

Shares sold	571,537,810	$571,537,810	393,688,461	$393,688,461
Shares issued to shareholders in payment of distributions declared	3,231,648	3,231,648	4,044,477	4,044,477
Shares redeemed	(536,849,238)	(536,849,238)	(369,723,585)	(369,723,585)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	37,920,220	$37,920,220	28,009,353	$28,009,353

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	105,149,889	$105,149,889	101,332,528	$101,332,528

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$11,446,783	$12,748,853

Ordinary income[1]	$34,708	--

Long-term capital gains	$34,709	$39,686

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(12,825)

Undistributed ordinary income[1]	$97,520

Undistributed long-term capital gains	$61,599

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $177,587 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,980 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.10%

Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $971,767 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $204,494 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,067,720,000 and $792,924,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $12,627 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 62.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 18.3% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $34,709.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NEW JERSEY MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New Jersey Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Jersey Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex;

Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/ Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s portfolio manager since December 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

NEW JERSEY MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

New Jersey Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

G00203-01 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032		0.028	0.017		0.006
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032		0.028	0.017		0.006
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)		(0.028)	(0.017)		(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.032)		(0.028)	(0.017)		(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.31%		3.23%		2.87%	1.76	% [3]	0.60%

Ratios to Average Net Assets:
Net expenses	0.53	% [4]	0.52%		0.52%	0.51%		0.59%
Net investment income	2.19%		3.17%		2.81%	1.77%		0.59%
Expense waiver/reimbursement [5]	0.51%		0.50%		0.51%	0.52%		0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$469,728		$514,929		$642,643	$782,000		$631,875

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.53% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.020		0.029		0.026	0.015		0.004
Net realized gain (loss) on investments	0.000	[1]	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.020		0.029		0.026	0.015		0.004
Less Distributions:
Distributions from net investment income	(0.020)		(0.029)		(0.026)	(0.015)		(0.004)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.020)		(0.029)		(0.026)	(0.015)		(0.004)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.07%		2.99%		2.64%	1.55	% [3]	0.44%

Ratios to Average Net Assets:
Net expenses	0.76	% [4]	0.75%		0.75%	0.72%		0.75%
Net investment income	1.97%		2.95%		2.53%	1.58%		0.44%
Expense waiver/reimbursement [5]	0.30%		0.30%		0.29%	0.33%		0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$275,961		$210,354		$197,149	$321,477		$212,914

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.76% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.025		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.025		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.025)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.025)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	2.53%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.31	% [5]	0.30%		0.31%	0.27	% [6]
Net investment income	2.40%		3.39%		3.15%	2.29	% [6]
Expense waiver/reimbursement [7]	0.25%		0.25%		0.33%	0.54	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$515,109		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.31% after taking into account this expense reduction.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.018		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.018)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.018)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.82%		2.73%		2.38%	1.14	% [4]

Ratios to Average Net Assets:
Net expenses	1.01	% [5]	1.00%		1.00%	0.97	% [6]
Net investment income	1.73%		2.70%		2.34%	1.60	% [6]
Expense waiver/reimbursement [7]	0.40%		0.40%		0.40%	0.43	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$198,230		$185,133		$185,817	$218,959

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,010.30	$2.68
Cash II Shares	$1,000	$1,009.20	$3.84
Institutional Shares	$1,000	$1,011.40	$1.57
Cash Series Shares	$1,000	$1,007.90	$5.10
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.47	$2.69
Cash II Shares	$1,000	$1,021.32	$3.86
Institutional Shares	$1,000	$1,023.58	$1.58
Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.53%
Cash II Shares	0.76%
Institutional Shares	0.31%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.4%
Municipal Notes	18.7%
Commercial Paper	1.4%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	0.5%
31-90 Days	1.6%
91-180 Days	1.9%
181 Days or more	16.1%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New York--99.5%
$14,620,000		Addison, NY CSD, 3.00% BANs, 6/24/2009	$14,665,872
10,000,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	10,038,608
6,300,000		Bolivar-Richburg, NY CSD, 2.75% BANs, 7/24/2009	6,320,080
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	7,100,000
15,000,000		Catskill, NY CSD, 2.50% BANs, 9/25/2009	15,059,310
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.75% BANs, 7/31/2009	5,630,673
9,000,000		Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008	9,002,864
13,941,000		Cincinnatus, NY CSD, 2.25% BANs, 6/18/2009	13,959,805
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2007-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	30,945,000
7,300,000		Cohoes, NY City School District, 3.75% BANs, 11/20/2008	7,301,171
14,300,000		Elmira, NY City School District, 2.75% BANs, 1/29/2009	14,305,753
4,135,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	4,135,000
13,089,578		Geneva, NY, (Series 2008B), 2.06% BANs, 5/21/2009	13,089,659
6,500,000		Lackawanna, NY City School District, 3.00% BANs, 6/15/2009	6,527,766
7,000,000		Lansingburgh, NY CSD, 2.25% BANs, 7/7/2009	7,009,298
2,574,000		Liverpool, NY CSD, 2.25% BANs, 7/9/2009	2,581,792
16,500,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and GTD by Landesbank Baden-Wuerttemberg LOCs), 1.750%, 11/5/2008	16,500,000
11,175,000		Long Island Power Authority, NY, (Series 2003G) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.400%, 11/5/2008	11,175,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$17,835,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 9.000%, 11/3/2008	$17,835,000
3,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-L) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.400%, 11/5/2008	3,000,000
9,725,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-N) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.000%, 11/4/2008	9,725,000
13,000,000		MTA Transportation Revenue, (Series 2002G-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.000%, 11/6/2008	13,000,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	8,425,000
10,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	10,061,116
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
22,608,500	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 1.900%, 11/6/2008	22,608,500
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,640,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 1.350%, 11/6/2008	7,190,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.770%, 11/6/2008	4,590,000
9,500,000		Moravia, NY CSD, 2.50% BANs, 6/26/2009	9,518,074
6,585,000		Nassau County, NY Interim Finance Authority, (Series 2002A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.750%, 11/5/2008	6,585,000
18,750,000	[3,4]	New York City Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 1.770%, 11/6/2008	18,750,000
37,000,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 1.750%, 11/5/2008	37,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$16,000,000		New York City, NY Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 1.700%, 11/6/2008	$16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 1.850%, 11/5/2008	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	14,115,000
1,160,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,160,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 2.070%, 11/6/2008	5,620,000
5,150,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.070%, 11/6/2008	5,150,000
7,075,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 2.120%, 11/6/2008	7,075,000
1,820,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,820,000
7,185,000		New York City, NY IDA, (Series 2005A) Weekly VRDNs (Mercy College)/(Key Bank, N.A. LOC), 3.500%, 11/6/2008	7,185,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	8,525,000
163,490,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 1.600%, 11/5/2008	163,490,000
7,172,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 11/6/2008	7,172,000
13,405,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 3092) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	13,405,000
15,995,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	15,995,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank NA, New York LIQ), 2.010%, 11/6/2008	9,865,000
12,155,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	12,155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$2,500,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.950%, 11/5/2008	$2,500,000
44,955,000		New York City, NY Transitional Finance Authority, (Series 2007A-3) Future Tax Secured Subordinate Bonds Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	44,955,000
8,560,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3C) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	8,560,000
32,900,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 3.200%, 11/5/2008	32,900,000
22,570,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	22,570,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.500%, 11/5/2008	15,145,000
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.00% Bonds, 3/1/2009	1,312,621
19,075,000	[3,4]	New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.370%, 11/6/2008	19,075,000
13,980,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.370%, 11/6/2008	13,980,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 1.820%, 11/6/2008	20,960,000
13,120,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.500%, 11/3/2008	13,120,000
8,795,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.900%, 11/6/2008	8,795,000
1,925,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	1,925,000
20,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 1.390%, 11/5/2008	20,000,000
6,500,000		New York State Dormitory Authority, (Subseries 2006 A-1) Weekly VRDNs (Long Island University)/(Allied Irish Banks PLC LOC), 1.750%, 11/6/2008	6,500,000
19,750,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2B) Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ), 6.000%, 11/6/2008	19,750,000
16,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 11/5/2008	16,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$50,315,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	$50,315,000
10,000,000		New York State Local Government Assistance Corp., (Series 1995B) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.350%, 11/5/2008	10,000,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.010%, 11/6/2008	4,950,000
53,500,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.700%, 11/6/2008	53,500,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-3) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.750%, 11/6/2008	8,000,000
11,800,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Banknorth N.A. LOC), 1.700%, 11/6/2008	11,800,000
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 3.300%, 11/6/2008	15,945,000
6,300,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 3.300%, 11/6/2008	6,300,000
5,335,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	5,335,000
4,430,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.150%, 11/6/2008	4,430,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 2.250%, 12/01/2010	1,725,000
5,855,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 2.850%, 11/5/2008	5,855,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.900%, 11/6/2008	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	6,875,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 1.880%, 11/6/2008	4,575,000
3,555,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	3,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$9,133,000		Poughkeepsie City, NY, 2.75% BANs, 7/17/2009	$9,193,231
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 1.700%, 11/6/2008	4,000,000
4,835,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	4,835,000
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,943,185
8,111,000		Salina, NY, 3.00% BANs, 6/26/2009	8,165,193
6,900,000		Schenectady, NY, (Renewal), 2.50% BANs, 5/22/2009	6,918,638
7,050,000		Schenectady, NY, 2.50% BANs, 5/22/2009	7,069,043
8,000,000		Schuylerville, NY CSD, 3.00% BANs, 8/12/2009	8,054,839
25,625,337		Shenendehowa, NY CSD, 2.00% BANs, 6/26/2009	25,627,906
8,517,721		Skaneateles, NY CSD, 2.25% BANs, 7/17/2009	8,523,223
15,000,000		South Country CSD, NY, 2.75% TANs, 6/30/2009	15,048,577
2,535,000		South Seneca, NY CSD, 2.25% RANs, 6/17/2009	2,538,880
855,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.150%, 11/5/2008	855,000
6,580,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/ (Key Bank, N.A. LOC), 2.650%, 11/6/2008	6,580,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,041,563
4,120,000		Tompkins County, NY IDA, (Series 2003B) Weekly VRDNs (Kendal at Ithaca, Inc.)/(Wachovia Bank N.A. LOC), 2.370%, 11/5/2008	4,120,000
22,680,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, MERLOTS (Series 2008-D296) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	22,680,000
51,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	51,000,000
22,050,000		Trust for Cultural Resources of the City of New York, (Series 2006) Weekly VRDNs (WNYC Radio, Inc.)/(Wachovia Bank N.A. LOC), 2.280%, 11/6/2008	22,050,000
1,900,000		Wantagh, NY Union Free School District, 3.00% TANs, 6/26/2009	1,910,303
4,425,000		Warsaw, NY CSD, 2.50% BANs, 7/2/2009	4,435,088
5,800,000		Watertown, NY Enlarged City School District, 2.75% BANs, 9/18/2009	5,827,416
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(Bank of New York LOC), 1.900%, 11/6/2008	3,870,000
4,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 1.870%, 11/6/2008	4,215,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 1.900%, 11/5/2008	$5,000,000
7,128,230		Wheatfield, NY, 2.00% BANs, 2/12/2009	7,132,154
5,835,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	5,835,000
4,295,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 3.150%, 11/6/2008	4,295,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	1,451,424,201
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	7,604,940
		TOTAL NET ASSETS--100%	$1,459,029,141

At October 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.9%	1.1%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $273,135,500, which represented 18.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $273,135,500, which represented 18.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$1,451,424,201
Cash		308,106
Income receivable		8,695,792
Receivable for shares sold		648,973
TOTAL ASSETS		1,461,077,072
Liabilities:
Payable for shares redeemed	$662,327
Income distribution payable	1,022,439
Payable for distribution services fee (Note 5)	140,080
Payable for shareholder services fee (Note 5)	178,870
Accrued expenses	44,215
TOTAL LIABILITIES		2,047,931
Net assets for 1,458,754,896 shares outstanding		$1,459,029,141
Net Assets Consist of:
Paid-in capital		$1,458,754,896
Accumulated net realized gain on investments		279,360
Distributions in excess of net investment income		(5,115)
TOTAL NET ASSETS		$1,459,029,141
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$469,728,457 ÷ 469,621,030 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$275,961,490 ÷ 275,913,221 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$515,109,092 ÷ 515,027,978 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$198,230,102 ÷ 198,192,667 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$45,671,339
Expenses:
Investment adviser fee (Note 5)		$6,717,867
Administrative personnel and services fee (Note 5)		1,313,192
Custodian fees		59,224
Transfer and dividend disbursing agent fees and expenses		817,946
Directors'/Trustees' fees		13,824
Auditing fees		19,000
Legal fees		31,825
Portfolio accounting fees		191,935
Distribution services fee--Institutional Service Shares (Note 5)		1,668,868
Distribution services fee--Cash II Shares (Note 5)		651,800
Distribution services fee--Cash Series Shares (Note 5)		1,516,101
Shareholder services fee--Institutional Service Shares (Note 5)		1,424,853
Shareholder services fee--Cash II Shares (Note 5)		651,800
Shareholder services fee--Cash Series Shares (Note 5)		631,709
Account administration fee--Institutional Service Shares		106,344
Share registration costs		134,293
Printing and postage		82,554
Insurance premiums		8,585
Miscellaneous		71,705
TOTAL EXPENSES		16,113,425
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(4,240,354)
Waiver of administrative personnel and services fee (Note 5)	(34,487)
Reduction of custodian fees (Note 6)	(26,294)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(1,401,849)
Waiver of distribution services fee--Cash II Shares (Note 5)	(130,360)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(379,025)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(329,613)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(6,541,982)
Net expenses			9,571,443
Net investment income			36,099,896
Net realized gain on investments			288,578
Change in net assets resulting from operations			$36,388,474

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,099,896	$42,700,444
Net realized gain on investments	288,578	77,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,388,474	42,777,717
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(14,625,639)	(19,386,866)
Cash II Shares	(5,141,620)	(5,424,424)
Institutional Shares	(11,970,033)	(12,314,629)
Cash Series Shares	(4,367,473)	(5,573,026)
Distributions from net realized gain on investments
Institutional Service Shares	(36,630)	(19,023)
Cash II Shares	(12,863)	(5,336)
Institutional Shares	(21,397)	(14,021)
Cash Series Shares	(12,269)	(6,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,187,924)	(42,743,343)
Share Transactions:
Proceeds from sale of shares	5,611,176,007	5,035,521,584
Net asset value of shares issued to shareholders in payment of distributions declared	27,328,132	32,224,911
Cost of shares redeemed	(5,474,022,630)	(5,215,580,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,481,509	(147,834,011)
Change in net assets	164,682,059	(147,799,637)
Net Assets:
Beginning of period	1,294,347,082	1,442,146,719
End of period (including distributions in excess of net investment income of $(5,115) and $(246), respectively)	$1,459,029,141	$1,294,347,082

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes" on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,702,124,613	$2,702,124,613	3,216,936,918	$3,216,936,918
Shares issued to shareholders in payment of distributions declared	7,425,490	7,425,490	10,142,032	10,142,032
Shares redeemed	(2,754,827,814)	(2,754,827,814)	(3,354,808,703)	(3,354,808,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(45,277,711)	$(45,277,711)	(127,729,753)	$(127,729,753)

Year Ended October 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	915,059,298	$915,059,298	681,619,641	$681,619,641
Shares issued to shareholders in payment of distributions declared	4,962,552	4,962,552	5,238,120	5,238,120
Shares redeemed	(854,453,978)	(854,453,978)	(673,655,721)	(673,655,721)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	65,567,872	$65,567,872	13,202,040	$13,202,040

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,366,237,525	$1,366,237,525	834,539,695	$834,539,695
Shares issued to shareholders in payment of distributions declared	10,676,356	10,676,356	11,265,787	11,265,787
Shares redeemed	(1,245,793,357)	(1,245,793,357)	(878,426,256)	(878,426,256)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	131,120,524	$131,120,524	(32,620,774)	$(32,620,774)

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	627,754,571	$627,754,571	302,425,330	$302,425,330
Shares issued to shareholders in payment of distributions declared	4,263,734	4,263,734	5,578,972	5,578,972
Shares redeemed	(618,947,481)	(618,947,481)	(308,689,826)	(308,689,826)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,070,824	$13,070,824	(685,524)	$(685,524)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	164,481,509	$164,481,509	(147,834,011)	$(147,834,011)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$36,104,765	$42,698,945
Ordinary income [1]	$ 83,159	$ 91
Long-term capital gains	$ --	$ 44,307

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(5,115)
Undistributed ordinary income [1]	$231,196
Undistributed long-term capital gain	$48,164

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $4,240,354 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $34,487 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $1,911,234 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $764,047 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $329,613 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,296,918,000 and $2,414,155,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $26,294 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 58.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N294
Cusip 60934N310
Cusip 608919866
Cusip 608919858

29521 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.025		0.034		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.025		0.034		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.025)		(0.034)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.025)		(0.034)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	2.53%		3.45%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.31	% [5]	0.30%		0.31%	0.27	% [6]
Net investment income	2.40%		3.39%		3.15%	2.29	% [6]
Expense waiver/reimbursement [7]	0.25%		0.25%		0.33%	0.54	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$515,109		$383,930		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.31% after taking into account this expense reduction.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual	$1,000	$1,011.40	$1.57
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.58	$1.58

1 Expenses are equal to the Fund's annualized net expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	79.4%
Municipal Notes	18.7%
Commercial Paper	1.4%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.4%
8-30 Days	0.5%
31-90 Days	1.6%
91-180 Days	1.9%
181 Days or more	16.1%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New York--99.5%
$14,620,000		Addison, NY CSD, 3.00% BANs, 6/24/2009	$14,665,872
10,000,000		Binghamton, NY City School District, 2.75% BANs, 9/18/2009	10,038,608
6,300,000		Bolivar-Richburg, NY CSD, 2.75% BANs, 7/24/2009	6,320,080
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	7,100,000
15,000,000		Catskill, NY CSD, 2.50% BANs, 9/25/2009	15,059,310
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.75% BANs, 7/31/2009	5,630,673
9,000,000		Chenango Forks, NY CSD, (Series 2007A), 3.25% BANs, 12/19/2008	9,002,864
13,941,000		Cincinnatus, NY CSD, 2.25% BANs, 6/18/2009	13,959,805
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2007-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 1.870%, 11/6/2008	30,945,000
7,300,000		Cohoes, NY City School District, 3.75% BANs, 11/20/2008	7,301,171
14,300,000		Elmira, NY City School District, 2.75% BANs, 1/29/2009	14,305,753
4,135,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	4,135,000
13,089,578		Geneva, NY, (Series 2008B), 2.06% BANs, 5/21/2009	13,089,659
6,500,000		Lackawanna, NY City School District, 3.00% BANs, 6/15/2009	6,527,766
7,000,000		Lansingburgh, NY CSD, 2.25% BANs, 7/7/2009	7,009,298
2,574,000		Liverpool, NY CSD, 2.25% BANs, 7/9/2009	2,581,792
16,500,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and GTD by Landesbank Baden-Wuerttemberg LOCs), 1.750%, 11/5/2008	16,500,000
11,175,000		Long Island Power Authority, NY, (Series 2003G) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.400%, 11/5/2008	11,175,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$17,835,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-J) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 9.000%, 11/3/2008	$17,835,000
3,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-L) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 5.400%, 11/5/2008	3,000,000
9,725,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-N) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 8.000%, 11/4/2008	9,725,000
13,000,000		MTA Transportation Revenue, (Series 2002G-1) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.000%, 11/6/2008	13,000,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	8,425,000
10,000,000		Medina, NY CSD, 3.50% BANs, 9/3/2009	10,061,116
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.90% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
22,608,500	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(Berkshire Hathaway Assurance Corp. INS)/(Bank of New York LIQ), 1.900%, 11/6/2008	22,608,500
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,640,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 1.350%, 11/6/2008	7,190,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.770%, 11/6/2008	4,590,000
9,500,000		Moravia, NY CSD, 2.50% BANs, 6/26/2009	9,518,074
6,585,000		Nassau County, NY Interim Finance Authority, (Series 2002A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.750%, 11/5/2008	6,585,000
18,750,000	[3,4]	New York City Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 1.770%, 11/6/2008	18,750,000
37,000,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 1.750%, 11/5/2008	37,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$16,000,000		New York City, NY Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 1.700%, 11/6/2008	$16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 1.850%, 11/5/2008	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	14,115,000
1,160,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,160,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 2.070%, 11/6/2008	5,620,000
5,150,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.070%, 11/6/2008	5,150,000
7,075,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 2.120%, 11/6/2008	7,075,000
1,820,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.920%, 11/6/2008	1,820,000
7,185,000		New York City, NY IDA, (Series 2005A) Weekly VRDNs (Mercy College)/(Key Bank, N.A. LOC), 3.500%, 11/6/2008	7,185,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 2.500%, 11/6/2008	8,525,000
163,490,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 1.600%, 11/5/2008	163,490,000
7,172,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 1.770%, 11/6/2008	7,172,000
13,405,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 3092) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	13,405,000
15,995,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	15,995,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank N.A., New York LIQ), 2.010%, 11/6/2008	9,865,000
12,155,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	12,155,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$2,500,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.950%, 11/5/2008	$2,500,000
44,955,000		New York City, NY Transitional Finance Authority, (Series 2007A-3) Future Tax Secured Subordinate Bonds Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	44,955,000
8,560,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3C) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	8,560,000
32,900,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 3.200%, 11/5/2008	32,900,000
22,570,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	22,570,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.500%, 11/5/2008	15,145,000
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.00% Bonds, 3/1/2009	1,312,621
19,075,000	[3,4]	New York City, NY, (PA-1336) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.370%, 11/6/2008	19,075,000
13,980,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.370%, 11/6/2008	13,980,000
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (GTD by Citigroup Global Markets Holdings, Inc.)/(Citigroup, Inc. LIQ), 1.820%, 11/6/2008	20,960,000
13,120,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Daily VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 1.500%, 11/3/2008	13,120,000
8,795,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.900%, 11/6/2008	8,795,000
1,925,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.800%, 11/6/2008	1,925,000
20,000,000		New York State Dormitory Authority, (Series 2006A-1) Weekly VRDNs (University of Rochester, NY)/(Bank of America N.A. LOC), 1.390%, 11/5/2008	20,000,000
6,500,000		New York State Dormitory Authority, (Subseries 2006 A-1) Weekly VRDNs (Long Island University)/(Allied Irish Banks PLC LOC), 1.750%, 11/6/2008	6,500,000
19,750,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries D-2B) Weekly VRDNs (New York State)/(FSA INS)/ (Dexia Credit Local LIQ), 6.000%, 11/6/2008	19,750,000
16,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.500%, 11/5/2008	16,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$50,315,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 4.500%, 11/5/2008	$50,315,000
10,000,000		New York State Local Government Assistance Corp., (Series 1995B) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.350%, 11/5/2008	10,000,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup, Inc. LIQ), 2.010%, 11/6/2008	4,950,000
53,500,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 3.700%, 11/6/2008	53,500,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-3) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.750%, 11/6/2008	8,000,000
11,800,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Banknorth N.A. LOC), 1.700%, 11/6/2008	11,800,000
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 3.300%, 11/6/2008	15,945,000
6,300,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 3.300%, 11/6/2008	6,300,000
5,335,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	5,335,000
4,430,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.150%, 11/6/2008	4,430,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 2.250%, 12/01/2010	1,725,000
5,855,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 2.850%, 11/5/2008	5,855,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.900%, 11/6/2008	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	6,875,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 1.880%, 11/6/2008	4,575,000
3,555,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.800%, 11/6/2008	3,555,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$9,133,000		Poughkeepsie City, NY, 2.75% BANs, 7/17/2009	$9,193,231
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 1.700%, 11/6/2008	4,000,000
4,835,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/6/2008	4,835,000
7,898,928		Rome, NY, 3.00% BANs, 8/7/2009	7,943,185
8,111,000		Salina, NY, 3.00% BANs, 6/26/2009	8,165,193
6,900,000		Schenectady, NY, (Renewal), 2.50% BANs, 5/22/2009	6,918,638
7,050,000		Schenectady, NY, 2.50% BANs, 5/22/2009	7,069,043
8,000,000		Schuylerville, NY CSD, 3.00% BANs, 8/12/2009	8,054,839
25,625,337		Shenendehowa, NY CSD, 2.00% BANs, 6/26/2009	25,627,906
8,517,721		Skaneateles, NY CSD, 2.25% BANs, 7/17/2009	8,523,223
15,000,000		South Country CSD, NY, 2.75% TANs, 6/30/2009	15,048,577
2,535,000		South Seneca, NY CSD, 2.25% RANs, 6/17/2009	2,538,880
855,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 3.150%, 11/5/2008	855,000
6,580,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/ (Key Bank, N.A. LOC), 2.650%, 11/6/2008	6,580,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,041,563
4,120,000		Tompkins County, NY IDA, (Series 2003B) Weekly VRDNs (Kendal at Ithaca, Inc.)/(Wachovia Bank N.A. LOC), 2.370%, 11/5/2008	4,120,000
22,680,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, MERLOTS (Series 2008-D296) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.400%, 11/5/2008	22,680,000
51,000,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.400%, 11/5/2008	51,000,000
22,050,000		Trust for Cultural Resources of the City of New York, (Series 2006) Weekly VRDNs (WNYC Radio, Inc.)/(Wachovia Bank N.A. LOC), 2.280%, 11/6/2008	22,050,000
1,900,000		Wantagh, NY Union Free School District, 3.00% TANs, 6/26/2009	1,910,303
4,425,000		Warsaw, NY CSD, 2.50% BANs, 7/2/2009	4,435,088
5,800,000		Watertown, NY Enlarged City School District, 2.75% BANs, 9/18/2009	5,827,416
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/(Bank of New York LOC), 1.900%, 11/6/2008	3,870,000
4,215,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 1.870%, 11/6/2008	4,215,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 1.900%, 11/5/2008	$5,000,000
7,128,230		Wheatfield, NY, 2.00% BANs, 2/12/2009	7,132,154
5,835,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	5,835,000
4,295,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 3.150%, 11/6/2008	4,295,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	1,451,424,201
		OTHER ASSETS AND LIABILITIES - NET--0.5% [6]	7,604,940
		TOTAL NET ASSETS--100%	$1,459,029,141

At October 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.9%	1.1%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $273,135,500, which represented 18.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $273,135,500, which represented 18.7% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$1,451,424,201
Cash		308,106
Income receivable		8,695,792
Receivable for shares sold		648,973
TOTAL ASSETS		1,461,077,072
Liabilities:
Payable for shares redeemed	$662,327
Income distribution payable	1,022,439
Payable for distribution services fee (Note 5)	140,080
Payable for shareholder services fee (Note 5)	178,870
Accrued expenses	44,215
TOTAL LIABILITIES		2,047,931
Net assets for 1,458,754,896 shares outstanding		$1,459,029,141
Net Assets Consist of:
Paid-in capital		$1,458,754,896
Accumulated net realized gain on investments		279,360
Distributions in excess of net investment income		(5,115)
TOTAL NET ASSETS		$1,459,029,141
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$469,728,457 ÷ 469,621,030 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$275,961,490 ÷ 275,913,221 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$515,109,092 ÷ 515,027,978 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$198,230,102 ÷ 198,192,667 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$45,671,339
Expenses:
Investment adviser fee (Note 5)		$6,717,867
Administrative personnel and services fee (Note 5)		1,313,192
Custodian fees		59,224
Transfer and dividend disbursing agent fees and expenses		817,946
Directors'/Trustees' fees		13,824
Auditing fees		19,000
Legal fees		31,825
Portfolio accounting fees		191,935
Distribution services fee--Institutional Service Shares (Note 5)		1,668,868
Distribution services fee--Cash II Shares (Note 5)		651,800
Distribution services fee--Cash Series Shares (Note 5)		1,516,101
Shareholder services fee--Institutional Service Shares (Note 5)		1,424,853
Shareholder services fee--Cash II Shares (Note 5)		651,800
Shareholder services fee--Cash Series Shares (Note 5)		631,709
Account administration fee--Institutional Service Shares		106,344
Share registration costs		134,293
Printing and postage		82,554
Insurance premiums		8,585
Miscellaneous		71,705
TOTAL EXPENSES		16,113,425
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(4,240,354)
Waiver of administrative personnel and services fee (Note 5)	(34,487)
Reduction of custodian fees (Note 6)	(26,294)
Waiver of distribution services fee--Institutional Service Shares (Note 5)	(1,401,849)
Waiver of distribution services fee--Cash II Shares (Note 5)	(130,360)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(379,025)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(329,613)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(6,541,982)
Net expenses			9,571,443
Net investment income			36,099,896
Net realized gain on investments			288,578
Change in net assets resulting from operations			$36,388,474

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,099,896	$42,700,444
Net realized gain on investments	288,578	77,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,388,474	42,777,717
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(14,625,639)	(19,386,866)
Cash II Shares	(5,141,620)	(5,424,424)
Institutional Shares	(11,970,033)	(12,314,629)
Cash Series Shares	(4,367,473)	(5,573,026)
Distributions from net realized gain on investments
Institutional Service Shares	(36,630)	(19,023)
Cash II Shares	(12,863)	(5,336)
Institutional Shares	(21,397)	(14,021)
Cash Series Shares	(12,269)	(6,018)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,187,924)	(42,743,343)
Share Transactions:
Proceeds from sale of shares	5,611,176,007	5,035,521,584
Net asset value of shares issued to shareholders in payment of distributions declared	27,328,132	32,224,911
Cost of shares redeemed	(5,474,022,630)	(5,215,580,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	164,481,509	(147,834,011)
Change in net assets	164,682,059	(147,799,637)
Net Assets:
Beginning of period	1,294,347,082	1,442,146,719
End of period (including distributions in excess of net investment income of $(5,115) and $(246), respectively)	$1,459,029,141	$1,294,347,082

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders), up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995 and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,702,124,613	$2,702,124,613	3,216,936,918	$3,216,936,918
Shares issued to shareholders in payment of distributions declared	7,425,490	7,425,490	10,142,032	10,142,032
Shares redeemed	(2,754,827,814)	(2,754,827,814)	(3,354,808,703)	(3,354,808,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(45,277,711)	$(45,277,711)	(127,729,753)	$(127,729,753)

Year Ended October 31	2008		2007
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	915,059,298	$915,059,298	681,619,641	$681,619,641
Shares issued to shareholders in payment of distributions declared	4,962,552	4,962,552	5,238,120	5,238,120
Shares redeemed	(854,453,978)	(854,453,978)	(673,655,721)	(673,655,721)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	65,567,872	$65,567,872	13,202,040	$13,202,040

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,366,237,525	$1,366,237,525	834,539,695	$834,539,695
Shares issued to shareholders in payment of distributions declared	10,676,356	10,676,356	11,265,787	11,265,787
Shares redeemed	(1,245,793,357)	(1,245,793,357)	(878,426,256)	(878,426,256)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	131,120,524	$131,120,524	(32,620,774)	$(32,620,774)

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	627,754,571	$627,754,571	302,425,330	$302,425,330
Shares issued to shareholders in payment of distributions declared	4,263,734	4,263,734	5,578,972	5,578,972
Shares redeemed	(618,947,481)	(618,947,481)	(308,689,826)	(308,689,826)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,070,824	$13,070,824	(685,524)	$(685,524)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	164,481,509	$164,481,509	(147,834,011)	$(147,834,011)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$36,104,765	$42,698,945
Ordinary income [1]	$ 83,159	$ 91
Long-term capital gains	$ --	$ 44,307

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(5,115)
Undistributed ordinary income [1]	$231,196
Undistributed long-term capital gain	$48,164

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $4,240,354 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $34,487 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $1,911,234 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $764,047 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $329,613 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,296,918,000 and $2,414,155,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $26,294 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 58.4% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.3% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders' additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF NEW YORK MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of New York Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New York Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial; Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since June 1990. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor, Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

New York Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

33956 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.031	0.028	0.016	0.006
Net realized gain (loss) on investments	0.000 [1]	--	0.000 [1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.022	0.031	0.028	0.016	0.006

Less Distributions:
Distributions from net investment income	(0.022)	(0.031)	(0.028)	(0.016)	(0.006)
Distributions from net realized gain on investments	--	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.022)	(0.031)	(0.028)	(0.016)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.19%	3.14%	2.79%	1.63%[3]	0.59%

Ratios to Average Net Assets:

Net expenses	0.65%[4]	0.64%	0.64%	0.63%	0.64%

Net investment income	2.13%	3.07%	2.75%	1.61%	0.57%

Expense waiver/reimbursement[5]	0.18%	0.22%	0.28%	0.30%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$444,353	$312,171	$267,413	$266,478	$256,238

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.65% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual	$1,000	$1,010.10	$3.28

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.87	$3.30

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets

Variable Rate Demand Instruments	77.7%

Municipal Notes	11.0%

Commercial Paper	10.9%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	78.6%

8-30 Days	4.9%

31-90 Days	6.9%

91-180 Days	4.7%

181 Days or more	4.5%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.6%[1,2]
		North Carolina--93.3%
$1,830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	$1,830,000
3,500,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 2.150%, 11/7/2008	3,500,000
2,500,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/(Wachovia Bank N.A. LOC), 2.400%, 11/6/2008	2,500,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	6,600,000
1,350,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.800%, 11/6/2008	1,350,000
3,500,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	3,500,000
3,500,000		Charlotte, NC, (Series 2005), 1.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	3,500,000
4,263,000		Charlotte, NC, (Series 2005), 1.80% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	4,263,000
9,000,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank N.V. LIQ), Mandatory Tender 11/20/2008	9,000,000
4,153,000		Charlotte, NC, (Series 2005), 2.00% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/15/2009	4,153,000
4,130,000		Charlotte, NC, (Series 2005), 2.05% CP (KBC Bank N.V. LIQ), Mandatory Tender 11/17/2008	4,130,000
5,304,000		Charlotte, NC, (Series 2005), 2.10% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/15/2009	5,304,000
3,343,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/4/2008	3,343,000
2,532,000		Charlotte, NC, (Series 2005), 2.20% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/4/2008	2,532,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.70% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/8/2009	3,443,000
2,934,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.10% CP (Wachovia Bank N.A. LOC), Mandatory Tender 11/18/2008	2,934,000
4,197,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.15% CP (Wachovia Bank N.A. LOC), Mandatory Tender 11/7/2008	4,197,000
1,708,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 2.25% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/13/2009	1,708,000
10,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 11/6/2008	10,000,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$8,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 11/6/2008	$8,000,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.100%, 11/6/2008	2,900,000
615,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 3.600%, 11/5/2008	615,000
560,000		Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 2.170%, 11/6/2008	560,000
1,651,000		East Spencer, NC, 2.25% BANs, 2/25/2009	1,652,284
2,185,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	2,185,000
1,720,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	1,720,000
580,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 1.800%, 11/6/2008	580,000
2,235,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,235,000
2,430,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,430,000
18,500,000		Guilford County, NC, (Series 2007B) Weekly VRDNs (Dexia Credit Local LIQ), 3.250%, 11/6/2008	18,500,000
3,325,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 1.900%, 11/6/2008	3,325,000
25,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 2.000%, 11/5/2008	25,700,000
17,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 1.950%, 11/5/2008	17,500,000
1,125,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 2.170%, 11/6/2008	1,125,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 1.750%, 11/5/2008	4,000,000
4,005,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 2.500%, 11/7/2008	4,005,000
2,995,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,995,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.450%, 11/6/2008	4,800,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$14,300,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.800%, 11/6/2008	$14,300,000
315,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 2.020%, 11/6/2008	315,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	2,400,000
2,545,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 1.830%, 11/6/2008	2,545,000
2,810,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	2,810,000
1,120,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	1,120,000
9,750,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 1.300%, 11/3/2008	9,750,000
6,495,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	6,495,000
17,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 2.310%, 11/6/2008	17,000,000
5,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	5,500,000
2,900,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 1.850%, 11/6/2008	2,900,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,100,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	2,800,000
2,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 1.580%, 11/6/2008	2,000,000
9,995,000	[3,4]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(Bank of America N.A. LIQ), 1.820%, 11/6/2008	9,995,000
7,950,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 2.10% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	7,950,000
4,150,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 1.850%, 11/6/2008	4,150,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$5,700,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	$5,700,000
1,920,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	1,920,000
1,000,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 6.000%, 11/6/2008	1,000,000
5,810,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 1.920%, 11/6/2008	5,810,000
1,935,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 1.780%, 11/5/2008	1,935,000
8,010,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 2.020%, 11/6/2008	8,010,000
9,725,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 1.900%, 11/6/2008	9,725,000
6,070,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	6,070,000
10,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 1.750%, 11/6/2008	10,000,000
2,200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/ (RBC Bank (USA) LOC), 1.850%, 11/6/2008	2,200,000
10,000,000		North Carolina Municipal Power Agency No. 1, (Series A), 5.75% Bonds, 1/1/2009	10,036,383
2,970,000		North Carolina Municipal Power Agency No. 1, (Series C), 4.00% Bonds, 1/1/2009	2,973,599
915,000		North Carolina Municipal Power Agency No. 1, 4.00% Bonds, 1/1/2009	916,109
4,676,000		O’Neals Water District, NC, (Series 2008), 3.25% BANs, 7/22/2009	4,682,586
5,000,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.500%, 11/6/2008	5,000,000
3,965,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.750%, 11/6/2008	3,965,000
2,500,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 1.750%, 11/6/2008	2,500,000
10,000,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 2.050%, 11/6/2008	10,000,000
5,480,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore), 1.980%, 11/7/2008	5,480,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$1,005,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/6/2008	$1,005,000
5,000,000		Trinity, NC, 2.25% BANs, 6/3/2009	5,008,656
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	10,000,000
3,105,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 1.850%, 11/6/2008	3,105,000
6,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 2.430%, 11/6/2008	6,500,000
10,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	10,168,745
670,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	670,000
2,600,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/ (UBS AG LOC), 8.500%, 11/6/2008	2,600,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 1.950%, 11/6/2008	1,000,000
		TOTAL	414,725,362
		Puerto Rico--6.3%
3,500,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 1.920%, 11/6/2008	3,500,000
18,900,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 2.250%, 11/5/2008	18,900,000
5,465,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	5,465,000

		TOTAL	27,865,000

		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST)[5]	442,590,362

		OTHER ASSETS AND LIABILITIES -- NET--0.4%[6]	1,762,825

		TOTAL NET ASSETS--100%	$444,353,187

Securities that are subject to the federal alternative minimum tax (AMT) represent 33.2% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

97.8%	2.2%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $30,015,000, which represented 6.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $30,015,000, which represented 6.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$442,590,362
Cash		46,385
Income receivable		2,124,811
Receivable for shares sold		958

TOTAL ASSETS		444,762,516

Liabilities:
Payable for shares redeemed	$11,495
Income distribution payable	311,523
Payable for transfer and dividend disbursing agent fees and expenses	17,490
Payable for shareholder services fee (Note 5)	65,060
Accrued expenses	3,761

TOTAL LIABILITIES		409,329

Net assets for 444,332,092 shares outstanding		$444,353,187

Net Assets Consist of:
Paid-in capital		$444,331,915
Accumulated net realized gain on investments		22,728
Distributions in excess of net investment income		(1,456)

TOTAL NET ASSETS		$444,353,187

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$444,353,187 ÷ 444,332,092 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$10,841,630

Expenses:
Investment adviser fee (Note 5)		$1,562,088
Administrative personnel and services fee (Note 5)		305,380
Custodian fees		14,562
Transfer and dividend disbursing agent fees and expenses		174,876
Directors’/Trustees’ fees		3,366
Auditing fees		17,400
Legal fees		13,905
Portfolio accounting fees		85,129
Shareholder services fee (Note 5)		832,008
Account administration fee		143,854
Share registration costs		33,179
Printing and postage		22,420
Insurance premiums		5,644
Miscellaneous		16,105

TOTAL EXPENSES		3,229,916

Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(689,016)
Waiver of administrative personnel and services fee (Note 5)	(8,040)
Reduction of custodian fees (Note 6)	(3,541)

TOTAL WAIVERS AND REDUCTION		(700,597)

Net expenses			2,529,319

Net investment income			8,312,311

Net realized gain on investments			22,728

Change in net assets resulting from operations			$8,335,039

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,312,311	$9,165,140
Net realized gain on investments	22,728	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,335,039	9,165,140

Distributions to Shareholders:
Distributions from net investment income	(8,313,636)	(9,164,817)
Distributions from net realized gain on investments	--	(77,112)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,313,636)	(9,241,929)

Share Transactions:
Proceeds from sale of shares	1,177,211,086	789,212,201
Net asset value of shares issued to shareholders in payment of distributions declared	6,143,251	6,982,287
Cost of shares redeemed	(1,051,193,342)	(751,359,617)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	132,160,995	44,834,871

Change in net assets	132,182,398	44,758,082

Net Assets:
Beginning of period	312,170,789	267,412,707

End of period (including distributions in excess of net investment income of $(1,456) and $(131), respectively)	$444,353,187	$312,170,789

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes,” on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended October 31	2008	2007

Shares sold	1,177,211,086	789,212,201
Shares issued to shareholders in payment of distributions declared	6,143,251	6,982,287
Shares redeemed	(1,051,193,342)	(751,359,617)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	132,160,995	44,834,871

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$8,313,636	$9,164,817

Ordinary income[1]	--	$64,528

Long-term capital gains	--	$12,584

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(1,456)

Undistributed ordinary income[1]	$19,866

Undistributed long-term capital gain	$2,862

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $689,016 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,040 its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC received $246 of fees paid by the Fund.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $720,115,000 and $432,930,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $3,541 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 59.9% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 17.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF NORTH CAROLINA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of North Carolina Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank;
Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President,
Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since December 1993. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract--May 2008

NORTH CAROLINA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

North Carolina Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N278

29453 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024	0.032	0.029	0.018	0.008
Net realized gain on investments	0.000 [1]	--	0.000 [1]	--	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.024	0.032	0.029	0.018	0.008

Less Distributions:
Distributions from net investment income	(0.024)	(0.032)	(0.029)	(0.018)	(0.008)
Distributions from net realized gain on investments	--	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.024)	(0.032)	(0.029)	(0.018)	(0.008)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.43%	3.30%	2.96%	1.83%	0.79%

Ratios to Average Net Assets:

Net expenses	0.51%[3]	0.51%	0.50%	0.50%	0.50%

Net investment income	2.35%	3.24%	2.93%	1.76%	0.78%

Expense waiver/reimbursement[4]	0.07%	0.07%	0.22%	0.31%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$192,648	$112,457	$154,496	$115,029	$146,091

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.51% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022	0.030	0.027	0.016	0.006
Net realized gain on investments	0.000 [1]	--	0.000 [1]	--	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.022	0.030	0.027	0.016	0.006

Less Distributions:
Distributions from net investment income	(0.022)	(0.030)	(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	--	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.022)	(0.030)	(0.027)	(0.016)	(0.006)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	2.23%	3.09%	2.75%	1.62%	0.59%

Ratios to Average Net Assets:

Net expenses	0.71%[3]	0.71%	0.70%	0.70%	0.70%

Net investment income	2.16%	3.04%	2.71%	1.58%	0.58%

Expense waiver/reimbursement[4]	0.11%	0.12%	0.15%	0.11%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$95,151	$102,504	$101,934	$102,674	$122,206

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.71% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Cash II Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.019	0.027	0.024	0.013	0.003
Net realized gain on investments	0.000 [1]	--	0.000 [1]	--	0.000 [1]

TOTAL FROM INVESTMENT OPERATIONS	0.019	0.027	0.024	0.013	0.003

Less Distributions:
Distributions from net investment income	(0.019)	(0.027)	(0.024)	(0.013)	(0.003)
Distributions from net realized gain on investments	--	(0.000)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.019)	(0.027)	(0.024)	(0.013)	(0.003)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.92%	2.78%	2.44%	1.32%	0.29%

Ratios to Average Net Assets:

Net expenses	1.01%[3]	1.00%	1.00%	1.00%	1.00%

Net investment income	1.87%	2.74%	2.39%	1.39%	0.27%

Expense waiver/reimbursement[4]	0.12%	0.12%	0.15%	0.11%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$85,516	$61,159	$48,387	$47,936	$28,592

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period[1]

Actual:

Institutional Shares	$1,000	$1,010.90	$2.58

Institutional Service Shares	$1,000	$1,009.90	$3.59

Cash II Series	$1,000	$1,008.40	$5.10

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.57	$2.59

Institutional Service Shares	$1,000	$1,021.57	$3.61

Cash II Series	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Shares	0.51%

Institutional Service Shares	0.71%

Cash II Series	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Demand Instruments	75.7%

Municipal Notes	23.7%

Other Assets and Liabilities--Net[2]	0.6%

TOTAL	100.0%

At October 31, 2008, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	75.8%

8-30 Days	4.9%

31-90 Days	2.4%

91-180 Days	5.0%

181 Days or more	11.3%

Other Assets and Liabilities--Net[2]	0.6%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.4%[1,2]
		Ohio--99.4%
$1,195,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 2.050%, 11/6/2008	$1,195,000
2,445,000		Ashtabula County, OH, 2.15% BANs, 5/28/2009	2,445,000
1,500,000		Athens, OH, 2.50% BANs, 7/9/2009	1,503,514
2,200,000		Avon, OH, 2.50% BANs, 11/26/2008	2,200,741
1,000,000		Berea, OH, 2.45% BANs, 4/2/2009	1,000,812
20,000,000		Butler County, OH Hospital Facilities Authority, (Series O) Weekly VRDNs (Cincinnati Children’s Hospital Medical Center)/(Fifth Third Bank, Cincinnati LOC), 1.830%, 11/7/2008	20,000,000
1,435,000		Canal Winchester, OH Local School District, (Series A), 4.20% BANs, 11/25/2008	1,435,700
355,000		Canal Winchester, OH Local School District, (Series B), 4.20% BANs, 11/25/2008	355,173
5,000,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC), 5.250%, 11/6/2008	5,000,000
1,250,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.750%, 11/7/2008	1,250,000
2,000,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (GTD by WestLB AG LOC), 2.250%, 11/5/2008	2,000,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 2.100%, 11/6/2008	2,750,000
8,000,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/ (JPMorgan Chase Bank, N.A. LOC), 1.700%, 11/6/2008	8,000,000
2,179,000		Clinton Massie, OH Local School District, 4.00% BANs, 11/18/2008	2,179,548
1,600,000		Clyde, OH, 3.70% BANs, 11/13/2008	1,600,127
1,825,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/ (Key Bank, N.A. LOC), 3.600%, 11/6/2008	1,825,000
3,000,000		Columbus, OH City School District, 3.75% BANs, 12/11/2008	3,001,906
850,000		Coshocton, OH, 2.75% BANs, 2/17/2009	851,844
480,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	480,000
1,200,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	1,200,000
13,715,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 8.000%, 11/1/2008	13,715,000
1,645,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 2.850%, 11/6/2008	1,645,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Ohio--continued
$3,400,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 2.350%, 11/6/2008	$3,400,000
2,774,000		Defiance, OH, 2.50% BANs, 4/16/2009	2,780,800
560,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	560,000
6,880,000		Fairborn, OH, 2.50% BANs, 5/20/2009	6,896,595
1,450,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 1.870%, 11/6/2008	1,450,000
1,950,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children’s Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 11/6/2008	1,950,000
890,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/6/2008	890,000
925,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 5.750%, 11/7/2008	925,000
1,330,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 2.450%, 11/1/2008	1,330,000
1,320,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	1,320,000
870,000		Greene County, OH, (Series B), 2.75% BANs, 2/13/2009	871,817
1,550,000		Hamilton County, OH Hospital Facilities Authority, (Series 2007M) Weekly VRDNs (Children’s Hospital Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 1.630%, 11/6/2008	1,550,000
1,000,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/(Bank of America N.A. LOC), 2.000%, 11/6/2008	1,000,000
1,960,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 1.800%, 11/6/2008	1,960,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 2.100%, 11/6/2008	395,000
2,095,000		Henry County, OH, 3.40% BANs, 3/19/2009	2,101,950
525,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	525,000
7,525,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 2.650%, 11/6/2008	7,525,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.320%, 11/6/2008	2,665,000
2,500,000		Logan County, OH, (Series B), 2.625% BANs, 12/18/2008	2,501,823
2,500,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 1.860%, 11/6/2008	2,500,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.970%, 11/6/2008	8,305,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Ohio--continued
$995,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	$995,000
800,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 1.950%, 11/5/2008	800,000
1,205,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 3.800%, 11/6/2008	1,205,000
7,000,000		Lucas County, OH, 3.00% BANs, 7/30/2009	7,066,421
4,000,000		Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 2.080%, 11/6/2008	4,000,000
1,755,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 2.070%, 11/6/2008	1,755,000
3,000,000		Maple Heights, OH City School District, 2.50% BANs, 4/15/2009	3,006,636
4,500,000		Maple Heights, OH City School District, 3.50% BANs, 11/5/2009	4,539,465
4,900,000		Maple Heights, OH, 2.60% BANs, 7/1/2009	4,907,916
8,950,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 1.750%, 11/6/2008	8,950,000
2,000,000		Massillon, OH City School District, 2.60% BANs, 7/29/2009	2,010,162
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC), 2.020%, 11/6/2008	7,400,000
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.850%, 11/6/2008	6,250,000
705,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	705,000
1,285,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 3.150%, 11/6/2008	1,285,000
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 1.610%, 11/6/2008	15,000,000
1,224,000		Monroeville Village, OH, 2.35% BANs, 8/26/2009	1,226,438
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 1.920%, 11/6/2008	1,400,000
5,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008B), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/20/2008	5,000,513
2,057,000		Morrow County, OH, 2.75% BANs, 12/18/2008	2,058,561
1,500,000		North College Hill, OH City School District, 3.30% BANs, 1/20/2009	1,502,074
8,000,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 1.630%, 11/5/2008	8,000,000
3,360,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 2.020%, 11/6/2008	3,360,000
31,865,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.450%, 11/5/2008	31,865,000
10,500,000		Ohio State Higher Educational Facilities, (Series B-3) Daily VRDNs (Cleveland Clinic), 1.100%, 11/3/2008	10,500,000
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Ohio--continued
$1,000,000		Ohio State Infrastructure Authority, (Series 2007-1), 4.00% Bonds, 6/15/2009	$1,010,924
7,630,000	[3,4]	Ohio State Turnpike Commission, PT-3839 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.880%, 11/6/2008	7,630,000
10,050,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 5.500%, 11/6/2008	10,050,000
2,335,600		Painesville, OH, 3.25% BANs, 3/17/2009	2,342,389
1,470,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 11/6/2008	1,470,000
1,715,000		Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 2.570%, 11/6/2008	1,715,000
21,800,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 1.700%, 11/5/2008	21,800,000
3,500,000		Richland County, OH, 3.00% BANs, 11/20/2008	3,501,336
2,305,000		Rossford, OH, 3.00% BANs, 6/5/2009	2,317,017
400,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/6/2008	400,000
595,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 2.680%, 11/5/2008	595,000
2,560,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	2,560,000
880,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.650%, 11/6/2008	880,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	1,985,000
2,855,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	2,855,000
495,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	495,000
1,290,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 2.320%, 11/6/2008	1,290,000
10,400,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 2.650%, 11/6/2008	10,400,000
4,495,000		Trumbull County, OH Sewer District, (Series B), 2.375% BANs, 3/26/2009	4,500,678
465,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 2.330%, 11/6/2008	465,000
3,000,000		Warrensville Heights, OH, 2.40% BANs, 5/29/2009	3,004,203
1,993,000		Warrensville Heights, OH, 2.55% BANs, 11/26/2008	1,993,670
1,142,000		Warrensville Heights, OH, 2.60% BANs, 2/5/2009	1,142,880
1,722,000		Warrensville Heights, OH, 2.85% BANs, 9/17/2009	1,734,576
Principal Amount			Value

		SHORT-TERM MUNICIPALS--continued[1,2]
		Ohio--continued
$3,591,170		Waterville Village, OH, 2.875% BANs, 8/6/2009	$3,609,217
10,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 2.100%, 11/7/2008	10,000,000
170,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.220%, 11/6/2008	170,000
195,000		Willoughby City, OH, IDRBs (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 2.220%, 11/6/2008	195,000
6,985,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 2.600%, 11/5/2008	6,985,000
50,000		Wood County, OH, Williams Industrial Service Inc., Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 5.200%, 11/6/2008	50,000

		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST)[5]	370,972,426

		OTHER ASSETS AND LIABILITIES - NET--0.6%[6]	2,342,160

		TOTAL NET ASSETS--100%	$373,314,586

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.9% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier

99.7%	0.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $30,990,513, which represented 8.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At October 31, 2008, these liquid restricted securities amounted to $30,990,513, which represented 8.3% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
FHLB	--Federal Home Loan Bank
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$370,972,426
Cash		395,035
Income receivable		2,405,286
Receivable for investments sold		4,864,274
Receivable for shares sold		1,870

TOTAL ASSETS		378,638,891

Liabilities:
Payable for investments purchased	$4,539,465
Income distribution payable	721,593
Payable for Directors’/Trustees’ fees	373
Payable for distribution services fee (Note 5)	17,648
Payable for shareholder services fee (Note 5)	35,278
Accrued expenses	9,948

TOTAL LIABILITIES		5,324,305

Net assets for 373,266,266 shares outstanding		$373,314,586

Net Assets Consist of:
Paid-in capital		$373,263,478
Accumulated net realized gain on investments		50,938
Undistributed net investment income		170

TOTAL NET ASSETS		$373,314,586

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$192,647,578 ÷ 192,624,830 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$95,151,175 ÷ 95,134,300 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash II Shares:
$85,515,833 ÷ 85,507,136 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$10,494,355

Expenses:
Investment adviser fee (Note 5)		$1,464,689
Administrative personnel and services fee (Note 5)		286,318
Custodian fees		14,837
Transfer and dividend disbursing agent fees and expenses		93,780
Directors’/Trustees’ fees		4,245
Auditing fees		17,400
Legal fees		15,049
Portfolio accounting fees		105,487
Distribution services fee--Cash II Shares (Note 5)		247,470
Shareholder services fee--Institutional Service Shares (Note 5)		249,101
Shareholder services fee--Cash II Shares (Note 5)		200,906
Account administration fee--Institutional Service Shares		34,992
Account administration fee--Cash II Shares		4,942
Share registration costs		58,987
Printing and postage		28,415
Insurance premiums		5,564
Miscellaneous		16,656

TOTAL EXPENSES		2,848,838

Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(239,014)
Waiver of administrative personnel and services fee (Note 5)	(7,524)
Reduction of custodian fees (Note 6)	(3,359)
Waiver of distribution services fee--Cash II Shares (Note 5)	(41,245)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(51,971)

TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT		(343,113)

Net expenses			2,505,725

Net investment income			7,988,630

Net realized gain on investments			50,938

Change in net assets resulting from operations			$8,039,568

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,988,630	$10,434,615
Net realized gain on investments	50,938	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,039,568	10,434,615

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,943,283)	(4,550,188)
Institutional Service Shares	(2,502,490)	(4,412,160)
Cash II Shares	(1,542,440)	(1,472,269)
Distribution from net realized gain on investments
Institutional Shares	--	(12,958)
Institutional Service Shares	--	(9,624)
Cash II Shares	--	(3,859)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,988,213)	(10,461,058)

Share Transactions:
Proceeds from sale of shares	997,085,251	1,022,414,158
Net asset value of shares issued to shareholders in payment of distributions declared	2,709,039	3,204,123
Cost of shares redeemed	(902,650,732)	(1,054,289,277)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	97,143,558	(28,670,996)

Change in net assets	97,194,913	(28,697,439)

Net Assets:
Beginning of period	276,119,673	304,817,112

End of period (including undistributed (distributions in excess of) net investment income of $170 and $(247), respectively)	$373,314,586	$276,119,673

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Services Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes” on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The Fund’s coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders) up to the Eligible Shareholder’s investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder’s balance in that Fund exceeds the amount of the Eligible Shareholder’s Eligible Holdings. The Treasury’s obligation under the Program is triggered only if the Fund’s net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008, (accordingly, the Fund’s gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund’s Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	391,059,142	$391,059,142	362,477,040	$362,477,040
Shares issued to shareholders in payment of distributions declared	173,395	173,395	271,661	271,661
Shares redeemed	(311,059,810)	(311,059,810)	(404,779,593)	(404,779,593)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,172,727	$80,172,727	(42,030,892)	$(42,030,892)

Year Ended October 31	2008		2007

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	277,242,039	$277,242,039	470,780,383	$470,780,383
Shares issued to shareholders in payment of distributions declared	1,008,951	1,008,951	1,472,287	1,472,287
Shares redeemed	(285,623,126)	(285,623,126)	(471,668,945)	(471,668,945)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,372,136)	$(7,372,136)	583,725	$583,725

Year Ended October 31	2008		2007

Cash II Shares:	Shares	Amount	Shares	Amount

Shares sold	328,784,070	$328,784,070	189,156,735	$189,156,735
Shares issued to shareholders in payment of distributions declared	1,526,693	1,526,693	1,460,175	1,460,175
Shares redeemed	(305,967,796)	(305,967,796)	(177,840,739)	(177,840,739)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	24,342,967	$24,342,967	12,776,171	$12,776,171

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	97,143,558	$97,143,558	(28,670,996)	$(28,670,996)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007

Tax-exempt income	$7,988,213	$10,434,617

Ordinary income[1]	--	$26,118

Long-term capital gains	--	$323

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$170

Undistributed long-term capital gain	$50,938

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $239,014 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,524 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.30% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $41,245 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $164,984 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $51,971 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $410,110,000 and $527,230,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund’s expenses were reduced by $3,359 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 69.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.1% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund’s net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF OHIO MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Ohio Municipal Cash Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ohio Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex’s Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children’s Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008

Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc.; (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)

Thomas M. O’Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children’s Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006

Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006

Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988

Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004

Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund’s Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund’s Adviser from 1997 until 2004 and an Assistant Vice President of the Fund’s Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004

Principal Occupations: Jeff A. Kozemchak has been the Fund’s Portfolio Manager since March 1991. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund’s Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund’s Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006

Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund’s Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract -- May 2008

OHIO MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer’s evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund’s most recently completed fiscal year, the Fund’s investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer’s evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund’s advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated Investors
World-Class Investment Manager

Ohio Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N427
Cusip 60934N419
Cusip 60934N393

29369 (12/08)

Federated is a registered mark of Federated Investors, Inc.
2008 © Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.024		0.033		0.029		0.018	0.008
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.024		0.033		0.029		0.018	0.008
Less Distributions:
Distributions from net investment income	(0.024)		(0.033)		(0.029)		(0.018)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	2.39%		3.33%		2.99%		1.85%	0.82%

Ratios to Average Net Assets:
Net expenses	0.46	% [3]	0.45%		0.45%		0.45%	0.45%
Net investment income	2.30%		3.28%		2.94%		1.82%	0.82%
Expense waiver/reimbursement [4]	0.09%		0.14%		0.34%		0.45%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$298,434		$164,580		$175,892		$161,978	$162,928

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.46% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.022		0.031		0.027		0.016	0.006
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.022		0.031		0.027		0.016	0.006
Less Distributions:
Distributions from net investment income	(0.022)		(0.031)		(0.027)		(0.016)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	2.19%		3.13%		2.78%		1.65%	0.62%

Ratios to Average Net Assets:
Net expenses	0.66	% [3]	0.65%		0.65%		0.65%	0.65%
Net investment income	2.16%		3.08%		2.74%		1.66%	0.62%
Expense waiver/reimbursement [4]	0.14%		0.19%		0.26%		0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$431,784		$254,683		$279,029		$290,268	$244,670

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.66% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.027		0.023		0.012	0.002
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	(0.000	) [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.018		0.027		0.023		0.012	0.002
Less Distributions:
Distributions from net investment income	(0.018)		(0.027)		(0.023)		(0.012)	(0.002)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.78%		2.72%		2.37%		1.24%	0.22%

Ratios to Average Net Assets:
Net expenses	1.06	% [3]	1.05%		1.05%		1.05%	1.05%
Net investment income	1.76%		2.69%		2.34%		1.20%	0.21%
Expense waiver/reimbursement [4]	0.14%		0.19%		0.26%		0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,431		$35,531		$22,816		$26,394	$48,610

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.06% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,011.10	$2.33
Institutional Service Shares	$1,000	$1,010.10	$3.33
Cash Series Shares	$1,000	$1,008.10	$5.35
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.82	$2.34
Institutional Service Shares	$1,000	$1,021.82	$3.35
Cash Series Shares	$1,000	$1,019.81	$5.38

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.46%
Institutional Service Shares	0.66%
Cash Series Shares	1.06%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	88.1%
Municipal Notes	9.8%
Commercial Paper	1.9%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.3%
8-30 Days	2.2%
31-90 Days	2.6%
91-180 Days	2.2%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8% [1,2]
		Pennsylvania--99.8%
$1,840,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/6/2008	$1,840,000
2,010,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/7/2008	2,010,000
2,000,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village - Brethren Home Community)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	2,000,000
2,775,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/6/2008	2,775,000
875,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/6/2008	875,000
5,555,000	[3,4]	Allegheny County, PA Airport Authority, (MT-518) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 2.600%, 11/6/2008	5,555,000
2,195,000	[3,4]	Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.970%, 11/6/2008	2,195,000
5,120,000	[3,4]	Allegheny County, PA Airport Authority, (PT-4304) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 1.970%, 11/6/2008	5,120,000
7,480,000		Allegheny County, PA HDA, (Series 2005A) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 1.810%, 11/6/2008	7,480,000
5,835,000		Allegheny County, PA HDA, (Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 1.810%, 11/6/2008	5,835,000
6,750,000		Allegheny County, PA HDA, (Series A of 2000), 2.00% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2009	6,750,000
4,320,000		Allegheny County, PA HDA, (Series A of 2004), 2.05% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2009	4,320,000
15,000,000	[3,4]	Allegheny County, PA HDA, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 5.160%, 11/6/2008	15,000,000
14,720,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 1.850%, 11/6/2008	14,720,000
8,000,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 1.860%, 11/6/2008	8,000,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	4,300,000
4,800,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	4,800,000
4,505,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 1.860%, 11/6/2008	4,505,000
3,000,000		Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.00% Bonds (United States Treasury PRF 3/1/2009@101), 3/1/2024	3,068,965
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 1.880%, 11/5/2008	$10,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 1.960%, 11/5/2008	5,000,000
20,000,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 1.950%, 11/5/2008	20,000,000
16,000,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 2.350%, 11/5/2008	16,000,000
12,500,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Key Bank, N.A. LOC), 2.450%, 11/5/2008	12,500,000
205,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 2.450%, 11/5/2008	205,000
2,000,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.480%, 11/5/2008	2,000,000
3,670,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 4.000%, 11/6/2008	3,670,000
9,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	9,000,000
555,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 3.050%, 11/5/2008	555,000
1,240,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A. LOC), 2.070%, 11/6/2008	1,240,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.430%, 11/6/2008	2,200,000
2,670,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 1.950%, 11/7/2008	2,670,000
2,500,000		Cheltenham Township, PA, 3.75% TRANs, 12/31/2008	2,502,670
4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 2.080%, 11/6/2008	4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/(Fulton Bank LOC), 1.810%, 11/6/2008	5,500,000
5,000,000		Chester County, PA IDA, (Series 2008A) Weekly VRDNs (University Student Housing LLC)/(Citizens Bank of Pennsylvania LOC), 1.700%, 11/6/2008	5,000,000
2,890,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 1.830%, 11/6/2008	2,890,000
10,620,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 1.900%, 11/5/2008	10,620,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 1.770%, 11/6/2008	1,500,000
200,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	200,000
3,350,000		Commonwealth of Pennsylvania, 5.25% Bonds, 1/1/2009	3,364,165
5,000,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 1.820%, 11/6/2008	$13,145,000
1,015,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	1,015,000
3,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 1.650%, 11/6/2008	3,500,000
18,800,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 1.800%, 11/6/2008	18,800,000
4,500,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/ (BNP Paribas SA LIQ), 4.250%, 11/6/2008	4,500,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.050%, 11/5/2008	1,600,000
1,740,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/7/2008	1,740,000
15,790,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 1.780%, 11/7/2008	15,790,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 2.050%, 11/5/2008	4,645,000
1,120,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 1.730%, 11/6/2008	1,120,000
23,060,000	[3,4]	Delaware County, PA Authority, (PT-565) Weekly VRDNs (Mercy Health Corp of Southeastern PA)/(Merrill Lynch & Co., Inc. LIQ)/(WestLB AG LOC), 1.910%, 11/6/2008	23,060,000
4,100,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 1.950%, 11/5/2008	4,100,000
12,000,000		Easton Area School District, PA, (Series 2008) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 6.500%, 11/6/2008	12,000,000
2,970,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 1.900%, 11/6/2008	2,970,000
18,745,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.389%, 11/6/2008	18,745,000
15,000,000		Erie County, PA, 3.50% TRANs, 12/15/2008	15,008,250
22,500,000		Erie, PA Water Authority, (Series 2006) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.700%, 11/6/2008	22,500,000
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 1.950%, 11/6/2008	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 1.950%, 11/6/2008	500,000
2,435,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 2.070%, 11/6/2008	2,435,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$12,000,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 5.000%, 11/6/2008	$12,000,000
355,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	355,000
5,000,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.330%, 11/6/2008	5,000,000
1,935,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.970%, 11/6/2008	1,935,000
555,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.970%, 11/6/2008	555,000
2,545,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 1.900%, 11/6/2008	2,545,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 1.950%, 11/6/2008	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/ (Fulton Bank LOC), 1.950%, 11/6/2008	7,000,000
6,370,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 1.850%, 11/5/2008	6,370,000
4,950,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 2.050%, 11/5/2008	4,950,000
13,105,000		Lawrence County, PA IDA, (Series 2003) Weekly VRDNs (Villa Maria Retirement Center)/(Allied Irish Banks PLC LOC), 1.950%, 11/6/2008	13,105,000
4,800,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 2.310%, 11/6/2008	4,800,000
3,500,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.750%, 11/6/2008	3,500,000
8,000,000		Lehigh County, PA General Purpose Authority, (Series B of 2008) Daily VRDNs (Lehigh Valley Health Network)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	8,000,000
800,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	800,000
1,420,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 2.500%, 11/6/2008	1,420,000
7,220,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL)/(FHLMC LIQ), 2.170%, 11/6/2008	7,220,000
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 2.150%, 11/6/2008	4,635,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/ (Deutsche Bank AG LOC), 1.940%, 11/6/2008	16,000,000
1,055,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.070%, 11/5/2008	1,055,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$8,410,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 2.450%, 11/6/2008	$8,410,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	5,000,000
7,700,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 6.500%, 11/6/2008	7,700,000
10,445,000		North Wales, PA Water Authority, Water Revenue Bonds (Series 2005) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.700%, 11/6/2008	10,445,000
2,055,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 1.900%, 11/6/2008	2,055,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 1.900%, 11/6/2008	5,000,000
500,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 2.150%, 11/6/2008	500,000
200,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 1.980%, 11/6/2008	200,000
2,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/ (PNC Bank, N.A. LOC), 1.900%, 11/5/2008	2,000,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 1.950%, 11/6/2008	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.970%, 11/7/2008	11,000,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 2.000%, 11/5/2008	4,000,000
4,140,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.980%, 11/5/2008	4,140,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.550%, 11/5/2008	3,860,000
7,080,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50), 2.20% TOBs (Bank of New York LIQ), Optional Tender 11/19/2008	7,080,000
1,260,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 1.950%, 11/6/2008	1,260,000
2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.150%, 11/6/2008	2,800,000
3,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 1.680%, 11/6/2008	3,600,000
1,680,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1 and K2), 2.65% TOBs (Association of Independent Colleges and Universities of Pennsylvania Financing Program)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/1/2009	1,680,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$11,030,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 1.850%, 11/6/2008	$11,030,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 1.770%, 11/6/2008	3,000,000
2,300,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 2.05% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Optional Tender 5/1/2009	2,300,000
6,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H1) Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 1.930%, 11/6/2008	6,500,000
9,600,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 1.730%, 11/6/2008	9,600,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/6/2008	3,000,000
200,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series E4) Weekly VRDNs (Washington & Jefferson College)/(National City Bank LOC), 2.100%, 11/6/2008	200,000
9,900,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.48% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2008	9,900,000
7,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-A), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/14/2008	7,000,363
3,500,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	3,500,229
7,000,000		Pennsylvania State Turnpike Commission, (Series B-4 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	7,000,000
2,845,000	[3,4]	Philadelphia, PA Airport System, PUTTERs (Series 2260Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.470%, 11/6/2008	2,845,000
100,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 3.480%, 11/6/2008	100,000
4,075,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 1.700%, 11/6/2008	4,075,000
5,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 1.650%, 11/6/2008	5,000,000
6,500,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 1.680%, 11/6/2008	6,500,000
15,000,000		Philadelphia, PA Gas Works, (Series E), 3.00% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/12/2009	15,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$5,000,000		Philadelphia, PA Gas Works, (Sixth Series 1998 General Ordinance) Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 4.700%, 11/6/2008	$5,000,000
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 1.200%, 11/3/2008	5,000,000
2,950,000	[3,4]	Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 2.380%, 11/6/2008	2,950,000
5,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 1.500%, 11/6/2008	5,000,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	400,000
22,000,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	22,000,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 1.850%, 11/6/2008	5,000,000
7,795,000		Philadelphia, PA School District, (Series 2008 D-1) Weekly VRDNs (PNC Bank, N.A. LOC), 1.680%, 11/6/2008	7,795,000
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 7.000%, 11/5/2008	785,000
5,800,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 3.330%, 11/6/2008	5,800,000
4,095,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank, N.A. LOC), 1.750%, 11/6/2008	4,095,000
6,200,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.820%, 11/7/2008	6,200,000
5,000,000		Southcentral PA, General Authority, (Series 2008) Weekly VRDNs (York County, PA)/(FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	5,000,000
2,890,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	2,890,000
3,900,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 1.820%, 11/6/2008	3,900,000
6,680,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (South Park School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 3.330%, 11/6/2008	6,680,000
4,959,000		Stroudsburg, PA Area School District, 3.25% TRANs, 6/30/2009	4,997,480
6,000,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 1.880%, 11/6/2008	6,000,000
6,460,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 4.250%, 11/6/2008	6,460,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 6.500%, 11/6/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$4,000,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 3.230%, 11/6/2008	$4,000,000
8,000,000		William Penn School District, PA, 3.00% TRANs, 6/30/2009	8,052,832
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 5.250%, 11/6/2008	2,965,000
2,420,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.020%, 11/7/2008	2,420,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 2.000%, 11/6/2008	2,500,000
		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	810,729,954
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	1,918,336
		TOTAL NET ASSETS--100%	$812,648,290

Securities that are subject to the federal alternative minimum tax (AMT) represent 18.4% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
98.5%	1.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $123,650,592, which represented 15.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $123,650,592, which represented 15.2% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$810,729,954
Cash		1,011,474
Income receivable		4,477,094
Receivable for shares sold		6,297
TOTAL ASSETS		816,224,819
Liabilities:
Payable for investments purchased	$1,680,247
Payable for shares redeemed	150,144
Income distribution payable	1,641,956
Payable for distribution services fee (Note 5)	20,790
Payable for shareholder services fee (Note 5)	73,836
Accrued expenses	9,556
TOTAL LIABILITIES		3,576,529
Net assets for 812,653,347 shares outstanding		$812,648,290
Net Assets Consist of:
Paid-in capital		$812,653,284
Accumulated net realized gain on investments		8,326
Distributions in excess of net investment income		(13,320)
TOTAL NET ASSETS		$812,648,290
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$298,433,621 ÷ 298,424,214 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$431,783,550 ÷ 431,789,546 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$82,431,119 ÷ 82,439,587 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$17,975,960
Expenses:
Investment adviser fee (Note 5)		$2,572,766
Administrative personnel and services fee (Note 5)		502,904
Custodian fees		24,695
Transfer and dividend disbursing agent fees and expenses		129,826
Directors'/Trustees' fees		4,560
Auditing fees		17,400
Legal fees		30,393
Portfolio accounting fees		126,085
Distribution services fee--Cash Series Shares (Note 5)		209,853
Shareholder services fee--Institutional Service Shares (Note 5)		638,956
Shareholder services fee--Cash Series Shares (Note 5)		130,349
Account administration fee--Institutional Service Shares		234,151
Account administration fee--Cash Series Shares		810
Share registration costs		60,735
Printing and postage		41,901
Insurance premiums		6,179
Miscellaneous		32,549
TOTAL EXPENSES		4,764,112
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(580,932)
Waiver of administrative personnel and services fee (Note 5)	(13,210)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(26,232)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(166,053)
Reduction of custodian fees (Note 6)	(9,369)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION		(795,796)
Net expenses			3,968,316
Net investment income			14,007,644
Net realized gain on investments			172,949
Change in net assets resulting from operations			$14,180,593

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,007,644	$14,290,232
Net realized gain (loss) on investments	172,949	(116,250)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,180,593	14,173,982
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,454,552)	(5,805,230)
Institutional Service Shares	(7,638,842)	(7,622,318)
Cash Series Shares	(927,128)	(863,098)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,020,522)	(14,290,646)
Share Transactions:
Proceeds from sale of shares	2,181,886,607	1,518,410,482
Net asset value of shares issued to shareholders in payment of distributions declared	4,246,048	4,282,142
Cost of shares redeemed	(1,828,438,722)	(1,545,518,379)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	357,693,933	(22,825,755)
Change in net assets	357,854,004	(22,942,419)
Net Assets:
Beginning of period	454,794,286	477,736,705
End of period (including distributions in excess of net investment income of $(13,320) and $(442), respectively)	$812,648,290	$454,794,286

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income taxes and the personal income tax imposed by the commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders), up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	770,132,873	$770,132,873	472,766,920	$472,766,920
Shares issued to shareholders in payment of distributions declared	942,668	942,668	1,500,405	1,500,405
Shares redeemed	(637,285,122)	(637,285,122)	(485,540,559)	(485,540,559)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	133,790,419	$133,790,419	(11,273,234)	$(11,273,234)

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,149,136,597	$1,149,136,597	872,226,395	$872,226,395
Shares issued to shareholders in payment of distributions declared	2,385,075	2,385,075	1,923,480	1,923,480
Shares redeemed	(974,506,421)	(974,506,421)	(898,432,398)	(898,432,398)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	177,015,251	$177,015,251	(24,282,523)	$(24,282,523)

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	262,617,137	$262,617,137	173,417,167	$173,417,167
Shares issued to shareholders in payment of distributions declared	918,305	918,305	858,257	858,257
Shares redeemed	(216,647,179)	(216,647,179)	(161,545,422)	(161,545,422)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	46,888,263	$46,888,263	12,730,002	$12,730,002
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	357,693,933	$357,693,933	(22,825,755)	$(22,825,755)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007, was as follows:

	2008	2007
Tax-exempt income	$14,020,522	$14,290,646

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distribution in excess of tax-exempt income	$(13,320)
Long-term capital gains	$8,326

The Fund used capital loss carryforwards of $164,623 to offset taxable capital gains realized during the year ended October 31, 2008.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the advisory agreement between the Fund and the Adviser provided for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $580,932 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,210 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.40% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $26,232 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC retained $132,517 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $166,053 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $959,895,000 and $655,585,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $9,369 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 85.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders' additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF PENNSYLVANIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Pennsylvania Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pennsylvania Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director; Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since November 1989. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory
Contract - May 2008

PENNSYLVANIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N534
Cusip 60934N542

29418 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2008

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005		2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.023		0.032		0.029	0.018		0.007
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000 [1]	--		0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.023		0.032		0.029	0.018		0.007
Less Distributions:
Distributions from net investment income	(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--		--
TOTAL DISTRIBUTIONS	(0.023)		(0.032)		(0.029)	(0.018)		(0.007)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total Return [2]	2.31%		3.26%		2.92%	1.78	% [3]	0.72%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.49%		0.49%	0.49%		0.49%
Net investment income	2.40%		3.21%		2.95%	1.77%		0.72%
Expense waiver/reimbursement [5]	0.10%		0.09%		0.20%	0.34%		0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,420		$150,059		$162,417	$71,727		$65,174

1 Represents less than $0.001.

2 Based on net asset value.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.50% after taking into account this expense reduction.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2008		2007		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.021		0.031		0.027	0.016	0.006
Net realized gain on investments	0.000	[1]	0.000	[1]	0.000 [1]	--	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.021		0.031		0.027	0.016	0.006
Less Distributions:
Distributions from net investment income	(0.021)		(0.031)		(0.027)	(0.016)	(0.006)
Distributions from net realized gain on investments	(0.000	) [1]	(0.000	) [1]	--	--	--
TOTAL DISTRIBUTIONS	(0.021)		(0.031)		(0.027)	(0.016)	(0.006)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total Return [2]	2.15%		3.10%		2.76%	1.62%	0.57%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.64%		0.64%	0.64%	0.64%
Net investment income	2.11%		3.06%		2.70%	1.60%	0.57%
Expense waiver/reimbursement [4]	0.20%		0.18%		0.21%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$333,048		$324,268		$280,574	$387,197	$395,836

1 Represents less than $0.001.

2 Based on net asset value.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 0.65% after taking into account this expense reduction.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended October 31,					Period Ended
	2008		2007		2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.018		0.027		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000	[2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.018		0.027		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.018)		(0.027)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.018)		(0.027)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total Return [3]	1.79%		2.73%		2.39%	1.10%

Ratios to Average Net Assets:
Net expenses	1.01	% [4]	1.00%		1.00%	1.00	% [5]
Net investment income	1.75%		2.70%		2.36%	1.52	% [5]
Expense waiver/reimbursement [6]	0.44%		0.43%		0.45%	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$179,000		$114,538		$99,737	$108,807

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended October 31, 2008 is 1.01% after taking into account this expense reduction.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008 to October 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/2008	Ending Account Value 10/31/2008	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,010.80	$2.53
Institutional Service Shares	$1,000	$1,010.00	$3.28
Cash Series Shares	$1,000	$1,008.20	$5.10
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.62	$2.54
Institutional Service Shares	$1,000	$1,021.87	$3.30
Cash Series Shares	$1,000	$1,020.06	$5.13

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.50%
Institutional Service Shares	0.65%
Cash Series Shares	1.01%

Portfolio of Investments Summary Tables

At October 31, 2008, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	85.6%
Municipal Notes	9.4%
Commercial Paper	4.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

At October 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	87.1%
8-30 Days	0.3%
31-90 Days	4.7%
91-180 Days	3.9%
181 Days or more	3.7%
Other Assets and Liabilities--Net [2]	0.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

October 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.7% [1,2]
		Virginia--99.3%
$5,870,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/(Series 2003-33) Weekly VRDNs (Fairfax County, VA EDA)/(Bank of America N.A. LIQ), 3.320%, 11/6/2008	$5,870,000
6,480,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,480,000
8,260,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 1.850%, 11/6/2008	8,260,000
6,100,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,100,000
3,665,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 2.050%, 11/5/2008	3,665,000
2,270,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 1.850%, 11/5/2008	2,270,000
1,410,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 2.050%, 11/5/2008	1,410,000
15,000,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 1.550%, 11/6/2008	15,000,000
6,000,000		Capital Beltway Funding Corporation, VA, (Series D) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 1.560%, 11/6/2008	6,000,000
16,835,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 2.350%, 11/6/2008	16,835,000
1,430,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/6/2008	1,430,000
12,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	12,000,000
9,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 1.600%, 11/6/2008	9,500,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 5.000%, 11/5/2008	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 2.020%, 11/6/2008	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(LaSalle Bank, N.A. LOC), 3.000%, 11/6/2008	$3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.050%, 11/6/2008	4,400,000
4,795,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 2.450%, 11/5/2008	4,795,000
7,850,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.870%, 11/7/2008	7,850,000
2,025,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 1.500%, 11/6/2008	2,025,000
5,000,000		Fairfax County, VA IDA, (Series 1988A) Weekly VRDNs (Inova Health System), 1.500%, 11/5/2008	5,000,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 1.550%, 11/5/2008	2,900,000
22,420,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 1.430%, 11/5/2008	22,420,000
6,260,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(Landesbank Baden-Wuerttemberg LIQ), 1.720%, 11/5/2008	6,260,000
15,000,000		Fairfax County, VA IDA, (Series 2008 A-2), 1.60% TOBs (Inova Health System), Optional Tender 4/20/2009	15,000,000
17,805,000		Fairfax County, VA Redevelopment and Housing Authority, (Series 2008B), 4.00% BANs (Fairfax County, VA), 10/1/2009	18,051,347
2,300,000		Fairfax County, VA Redevelopment and Housing Authority, (Series A), 3.50% BANs (Fairfax County, VA), 3/1/2009	2,311,198
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 1.500%, 11/5/2008	3,580,000
2,300,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 1.550%, 11/6/2008	2,300,000
3,200,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 1.630%, 11/6/2008	3,200,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 2.06% CP (Virginia Electric & Power Co.), Mandatory Tender 12/10/2008	4,000,000
3,470,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	3,470,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$8,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 1.750%, 11/5/2008	$8,400,000
4,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	4,500,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 1.750%, 11/6/2008	7,500,000
20,488,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 1.580%, 11/5/2008	20,488,000
1,500,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 1.850%, 11/5/2008	1,500,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,855,000
3,085,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 1.850%, 11/5/2008	3,085,000
1,050,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 1.800%, 11/6/2008	1,050,000
4,800,000		Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 5.500%, 11/5/2008	4,800,000
31,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 5.500%, 11/5/2008	31,400,000
26,700,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 2.000%, 11/5/2008	26,700,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 1.600%, 11/6/2008	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.750%, 11/6/2008	11,040,000
2,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 1.100%, 11/5/2008	2,500,000
3,725,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/(Wachovia Bank N.A. LOC), 2.330%, 11/6/2008	3,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$5,665,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/(PNC Bank, N.A. LOC), 1.630%, 11/6/2008	$5,665,000
6,500,000		Loudoun County, VA, (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	6,500,000
10,000,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.850%, 11/6/2008	10,000,000
4,675,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,675,000
9,050,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	9,050,000
4,500,000		Lynchburg, VA IDA, (Series 2004 E) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 1.850%, 11/6/2008	4,500,000
4,000,000		Lynchburg, VA IDA, (Series 2004 F) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	4,000,000
1,000,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro., LLC)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	1,000,000
15,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 1.80% CP (Bank of America N.A. LOC), Mandatory Tender 12/9/2008	15,500,000
8,000,000		Metropolitan Washington, DC Airports Authority, (Subseries A), 4.50% CP (GTD by Landesbank Baden-Wuerttemberg and WestLB AG LOCs), Mandatory Tender 11/5/2008	8,000,000
2,450,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 2.050%, 11/5/2008	2,450,000
2,395,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 2.150%, 11/6/2008	2,395,000
6,565,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 2.050%, 11/5/2008	6,565,000
10,815,000	[3,4]	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 1.500%, 11/6/2008	10,815,000
1,025,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 2.020%, 11/6/2008	1,025,000
5,215,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 2.050%, 11/5/2008	5,215,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 1.950%, 11/6/2008	$4,500,000
2,350,000		Prince William County, VA, 2.50% Bonds, 8/1/2009	2,361,263
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 2.050%, 11/6/2008	695,000
4,350,000		Richmond, VA IDA, (Series 2001) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.950%, 11/3/2008	4,350,000
7,850,000		Richmond, VA IDA, (Series 2005) Daily VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.950%, 11/3/2008	7,850,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.340%, 11/6/2008	4,875,000
3,720,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 2.050%, 11/5/2008	3,720,000
1,950,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 2.050%, 11/5/2008	1,950,000
2,995,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.900%, 11/3/2008	2,995,000
3,770,000		Roanoke, VA IDA, (Series 2005-C-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.250%, 11/3/2008	3,770,000
10,825,000		Roanoke, VA IDA, (Series 2005B-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	10,825,000
4,500,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(SunTrust Bank LIQ), 1.800%, 11/3/2008	4,500,000
1,855,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 1.680%, 11/6/2008	1,855,000
3,530,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	3,530,000
1,120,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 2.350%, 11/6/2008	1,120,000
6,000,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 1.850%, 11/5/2008	6,000,000
2,700,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 2.100%, 11/5/2008	2,700,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$650,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	$650,000
2,905,000		Virginia Resources Authority, Water and Sewer (Series 1997) Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ), 1.850%, 11/6/2008	2,905,000
1,935,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 3.600%, 11/5/2008	1,935,000
1,405,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 2.020%, 11/6/2008	1,405,000
2,700,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	2,700,000
6,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 2.300%, 11/6/2008	6,000,000
1,800,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 1.850%, 11/5/2008	1,800,000
5,000,000	[3,4]	Virginia State Housing Development Authority, (MT-446) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.450%, 11/6/2008	5,000,000
1,480,000		Virginia State Housing Development Authority, (Series A-5), 3.25% Bonds 1/1/2009	1,480,931
1,480,000		Virginia State Housing Development Authority, (Series A-5), 3.30% Bonds, 7/1/2009	1,484,305
5,325,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	5,325,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.500%, 11/5/2008	2,000,000
13,100,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 2.000%, 11/5/2008	13,100,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 2.000%, 11/5/2008	6,285,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10), 2.40% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 1.500%, 11/5/2008	3,162,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$2,100,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 2.450%, 11/6/2008	$2,100,000
		TOTAL	584,464,044
		Puerto Rico--0.4%
1,995,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2007-C111), 2.50% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/19/2008	1,995,000
		TOTAL MUNICIPAL INVESTMENTS--99.7% (AT AMORTIZED COST) [5]	586,459,044
		OTHER ASSETS AND LIABILITIES - NET--0.3% [6]	2,008,472
		TOTAL NET ASSETS--100%	$588,467,516

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.9% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At October 31, 2008, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (unaudited)

First Tier	Second Tier
99.3%	0.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2008, these restricted securities amounted to $61,415,000, which represented 10.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At October 31, 2008, these liquid restricted securities amounted to $61,415,000, which represented 10.4% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2008

Assets:
Total investments in securities, at amortized cost and value		$586,459,044
Cash		164,706
Income receivable		2,369,834
Receivable for shares sold		63,710
TOTAL ASSETS		589,057,294
Liabilities:
Payable for shares redeemed	$90,296
Income distribution payable	333,949
Payable for custodian fees	3,742
Payable for Directors'/Trustees' fees	437
Payable for distribution services fee (Note 5)	36,466
Payable for shareholder services fee (Note 5)	95,798
Accrued expenses	29,090
TOTAL LIABILITIES		589,778
Net assets for 588,229,674 shares outstanding		$588,467,516
Net Assets Consist of:
Paid-in capital		$588,229,241
Accumulated net realized gain on investments		239,522
Distributions in excess of net investment income		(1,247)
TOTAL NET ASSETS		$588,467,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$76,419,509 ÷ 76,380,474 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$333,048,281 ÷ 332,910,587 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$178,999,726 ÷ 178,938,613 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2008

Investment Income:
Interest			$16,984,123
Expenses:
Investment adviser fee (Note 5)		$2,438,155
Administrative personnel and services fee (Note 5)		476,841
Custodian fees		24,592
Transfer and dividend disbursing agent fees and expenses		406,039
Directors'/Trustees' fees		5,805
Auditing fees		17,400
Legal fees		15,938
Portfolio accounting fees		125,436
Distribution services fee--Cash Series Shares (Note 5)		892,185
Shareholder services fee--Institutional Service Shares (Note 5)		772,163
Shareholder services fee--Cash Series Shares (Note 5)		371,744
Account administration fee--Institutional Service Shares		73,265
Share registration costs		53,070
Printing and postage		32,262
Insurance premiums		6,587
Miscellaneous		24,860
TOTAL EXPENSES		5,736,342
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(575,685)
Waiver of administrative personnel and services fee (Note 5)	(12,711)
Waiver of distribution services fee--Cash Series Shares (Note 5)	(505,572)
Reimbursement of shareholder services fee--Institutional Service Shares (Note 5)	(338,171)
Reduction of custodian fees (Note 6)	(4,865)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(1,437,004)
Net expenses			4,299,338
Net investment income			12,684,785
Net realized gain on investments			244,588
Change in net assets resulting from operations			$12,929,373

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,684,785	$17,010,640
Net realized gain on investments	244,588	50,799
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,929,373	17,061,439
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,949,391)	(5,075,339)
Institutional Service Shares	(7,134,663)	(9,030,233)
Cash Series Shares	(2,601,480)	(2,905,743)
Distributions from net realized gain on investments
Institutional Shares	(17,781)	(3,145)
Institutional Service Shares	(26,796)	(5,558)
Cash Series Shares	(10,545)	(2,095)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,740,656)	(17,022,113)
Share Transactions:
Proceeds from sale of shares	1,771,208,506	1,846,602,416
Net asset value of shares issued to shareholders in payment of distributions declared	9,447,829	13,669,710
Cost of shares redeemed	(1,781,242,062)	(1,814,175,030)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(585,727)	46,097,096
Change in net assets	(397,010)	46,136,422
Net Assets:
Beginning of period	588,864,526	542,728,104
End of period (including distributions in excess of net investment income of $(1,247) and $(498), respectively)	$588,467,516	$588,864,526

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on November 1, 2007. As of and during the year ended October 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Temporary Guarantee Program

The Fund is participating in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the U.S. Treasury Department (the "Treasury"). The Fund's coverage under the Program is limited to investors who were shareholders of the Fund as of the close of business on September 19, 2008 (Eligible Shareholders), up to the Eligible Shareholder's investment balance as of September 19, 2008 (Eligible Holdings). As the Program is currently structured, if a shareholder was not a shareholder in the Fund on September 19th and subsequently purchases shares of the Fund, such shareholder generally will not be an Eligible Shareholder of the Fund. Fund shares acquired by an Eligible Shareholder after September 19, 2008 generally are not eligible for coverage under the Program to the extent that an Eligible Shareholder's balance in that Fund exceeds the amount of the Eligible Shareholder's Eligible Holdings. The Treasury's obligation under the Program is triggered only if the Fund's net asset value (NAV) per share falls below $0.995, and remains below $0.995 until the Fund is liquidated. Pursuant to the Guarantee Agreement that a Fund was required to enter into in order to participate in the Program, a Fund generally is required to liquidate within 30 days of the date on which its NAV fell below $0.995. The Treasury will make payments under the Program after the Fund has liquidated and otherwise complied with various technical requirements imposed by the Treasury. The distribution of liquidation proceeds to shareholders would be delayed beyond the normal period for payment of proceeds on a normal redemption of shares. The Program would cover Eligible Shareholders in the amount necessary to bring the NAV of their holdings (to a maximum based on their Eligible Holdings) up to $1.00 per share. As of the date of this Report, the Program has approximately $50 billion available to support all participating money market funds. For the initial three months of the Program, which expires on December 18, 2008, the fee incurred by the Fund was 0.01% of the amount of its net assets as of September 19, 2008. For the period December 19, 2008 to April 30, 2009, the fee incurred by the Fund will be 0.015% of the amount of its net assets as of September 19, 2008 (accordingly, the Fund's gross expenses will increase by these amounts). This 0.01% fee for the initial three months of the Program and 0.015% for the period December 19, 2008 to April 30, 2009 would equate to approximately 0.04% of Fund expenses on an annualized basis, which amount may vary depending upon asset levels. This fee is recognized ratably over the period of participation in the Program and is included in miscellaneous expenses on the Fund's Statement of Operations. Given that asset levels may vary, the yield impact of these fees may vary over time. The Treasury, at their sole discretion, may extend the Program to no later than September 18, 2009. If the Program is extended beyond April 30, 2009, continued participation will require payment of additional fees, which may be more or less than those imposed in prior periods. It is currently anticipated that the Fund will continue to participate if the Program is extended; however, there is no assurance that the Fund will do so.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost-basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended October 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	399,177,673	$399,177,673	687,807,757	$687,807,757
Shares issued to shareholders in payment of distributions declared	1,041,477	1,041,477	3,270,019	3,270,019
Shares redeemed	(473,890,538)	(473,890,538)	(703,435,458)	(703,435,458)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(73,671,388)	$(73,671,388)	(12,357,682)	$(12,357,682)

Year Ended October 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	963,026,642	$963,026,642	875,369,488	$875,369,488
Shares issued to shareholders in payment of distributions declared	5,802,349	5,802,349	7,492,464	7,492,464
Shares redeemed	(960,158,204)	(960,158,204)	(839,197,568)	(839,197,568)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	8,670,787	$8,670,787	43,664,384	$43,664,384

Year Ended October 31	2008		2007
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	409,004,191	$409,004,191	283,425,171	$283,425,171
Shares issued to shareholders in payment of distributions declared	2,604,003	2,604,003	2,907,227	2,907,227
Shares redeemed	(347,193,320)	(347,193,320)	(271,542,004)	(271,542,004)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	64,414,874	$64,414,874	14,790,394	$14,790,394
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(585,727)	$(585,727)	46,097,096	$46,097,096

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2008 and 2007 was as follows:

	2008	2007
Tax-exempt income	$12,685,534	$17,011,315
Ordinary income [1]	$ 20,671	$ 4,018
Long-term capital gains	$ 34,451	$ 6,780

As of October 31, 2008, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(1,247)
Undistributed ordinary income [1]	$82,683
Undistributed long-term capital gain	$156,839

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the Adviser voluntarily waived $575,685 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,711 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2008, FSC voluntarily waived $505,572 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2008, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2008, FSSC voluntarily reimbursed $338,171 of shareholder services fees. For the year ended October 31, 2008, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2008, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the year ended October 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $603,561,000 and $711,756,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended October 31, 2008, the Fund's expenses were reduced by $4,865 under these arrangements.

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2008, 70.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 14.3% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of October 31, 2008, there were no outstanding loans. During the year ended October 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2008, the amount of long-term capital gains designated by the Fund was $34,451.

For the year ended October 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND
SHAREHOLDERS OF VIRGINIA MUNICIPAL CASH TRUST:

We have audited the accompanying statement of assets and liabilities of Virginia Municipal Cash Trust (the "Fund") (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Virginia Municipal Cash Trust, a portfolio of Money Market Obligations Trust, at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 11, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex;

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak has been the Fund's Portfolio Manager since August 1993. He is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contract - May 2008

VIRGINIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group during the year ending December 31, 2007. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N245
Cusip 60934N252
Cusip 608919825

29509 (12/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $742,000

Fiscal year ended 2007 - $717,700

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,642 and $0 respectively.  Fiscal year ended 2008- Fees for review of N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,858 respectively.  Fiscal year ended 2007- Discussions on accounting for swaps.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $210,909

Fiscal year ended 2007 - $199,256

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2008